UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Item 1.	Reports to Stockholders

Fidelity® MSCI Communication Services Index ETF

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity® MSCI Consumer Staples Index ETF

Fidelity® MSCI Energy Index ETF

Fidelity® MSCI Financials Index ETF

Fidelity® MSCI Health Care Index ETF

Fidelity® MSCI Industrials Index ETF

Fidelity® MSCI Information Technology Index ETF

Fidelity® MSCI Materials Index ETF

Fidelity® MSCI Real Estate Index ETF

Fidelity® MSCI Utilities Index ETF

Semi-Annual Report

January 31, 2020

See the inside front cover for important information

about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2020 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3

Fidelity® MSCI Communication Services Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Facebook, Inc. Class A	14.7
Alphabet, Inc. Class C	12.2
Alphabet, Inc. Class A	11.5
AT&T, Inc.	7.3
Netflix, Inc.	5.0
Verizon Communications, Inc.	4.3
Comcast Corp. Class A	4.1
The Walt Disney Co.	4.1
Charter Communications, Inc. Class A	3.1
Activision Blizzard, Inc.	1.8

68.1

Industries as of January 31, 2020

4

Fidelity® MSCI Consumer Discretionary Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Amazon.com, Inc.	25.7
The Home Depot, Inc.	7.6
McDonald’s Corp.	5.0
NIKE, Inc. Class B	3.7
Starbucks Corp.	3.1
Lowe’s Cos., Inc.	2.7
Tesla Motors, Inc.	2.7
Booking Holdings, Inc.	2.4
The TJX Cos., Inc.	2.2
Target Corp.	1.7

56.8

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

5

Fidelity® MSCI Consumer Staples Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
The Procter & Gamble Co.	15.2
The Coca-Cola Co.	11.6
PepsiCo, Inc.	9.7
Walmart, Inc.	8.0
Costco Wholesale Corp.	4.7
Philip Morris International, Inc.	4.7
Altria Group, Inc.	4.4
Mondelez International, Inc. Class A	4.1
Colgate-Palmolive Co.	3.0
Kimberly-Clark Corp.	2.5

67.9

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

6

Fidelity® MSCI Energy Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Exxon Mobil Corp.	22.7
Chevron Corp.	17.6
ConocoPhillips	5.7
Schlumberger Ltd.	4.0
Kinder Morgan, Inc.	3.7
EOG Resources, Inc.	3.7
Phillips 66	3.5
Marathon Petroleum Corp.	3.1
Occidental Petroleum Corp.	3.1
Valero Energy Corp.	3.0

70.1

Industries as of January 31, 2020

7

Fidelity® MSCI Financials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
JPMorgan Chase & Co.	10.2
Berkshire Hathaway, Inc. Class B	7.1
Bank of America Corp.	7.0
Wells Fargo & Co.	4.7
Citigroup, Inc.	4.0
American Express Co.	2.2
US Bancorp	1.9
CME Group, Inc.	1.9
The Goldman Sachs Group, Inc.	1.8
S&P Global, Inc.	1.7

42.5

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

8

Fidelity® MSCI Health Care Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Johnson & Johnson	9.0
UnitedHealth Group, Inc.	5.9
Merck & Co., Inc.	5.0
Pfizer, Inc.	4.7
Medtronic PLC	3.6
Abbott Laboratories	3.6
Bristol-Myers Squibb Co.	3.4
Amgen, Inc.	3.0
Thermo Fisher Scientific, Inc.	2.9
Eli Lilly & Co.	2.8

43.9

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

9

Fidelity® MSCI Industrials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
The Boeing Co.	5.6
Union Pacific Corp.	4.1
Honeywell International, Inc.	4.1
United Technologies Corp.	4.0
Lockheed Martin Corp.	3.6
General Electric Co.	3.6
3M Co.	3.0
Caterpillar, Inc.	2.4
United Parcel Service, Inc. Class B	2.4
Raytheon Co.	2.0

34.8

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

10

Fidelity® MSCI Information Technology Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	18.8
Microsoft Corp.	16.6
Visa, Inc. Class A	4.6
Mastercard, Inc. Class A	3.8
Intel Corp.	3.8
Cisco Systems, Inc.	2.7
Adobe, Inc.	2.3
Salesforce.com, Inc.	2.0
NVIDIA Corp.	1.8
Accenture PLC Class A	1.8

58.2

Industries as of January 31, 2020

*	Includes short-term investments and net other assets.

11

Fidelity® MSCI Materials Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Linde PLC	12.7
Air Products & Chemicals, Inc.	6.1
Ecolab, Inc.	5.9
The Sherwin-Williams Co.	5.3
DuPont de Nemours, Inc.	4.4
Newmont Corp.	4.3
Dow, Inc.	3.9
PPG Industries, Inc.	3.3
Ball Corp.	2.6
Corteva, Inc.	2.5

51.0

Industries as of January 31, 2020

12

Fidelity® MSCI Real Estate Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
American Tower Corp.	8.0
Crown Castle International Corp.	4.8
Prologis, Inc.	4.5
Equinix, Inc.	3.9
Simon Property Group, Inc.	3.2
Public Storage	2.7
Welltower, Inc.	2.7
Equity Residential	2.4
AvalonBay Communities, Inc.	2.3
SBA Communications Corp.	2.2

36.7

Industries as of January 31, 2020

13

Fidelity® MSCI Utilities Index ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
NextEra Energy, Inc.	11.9
The Southern Co.	6.8
Duke Energy Corp.	6.6
Dominion Energy, Inc.	6.5
American Electric Power Co., Inc.	4.7
Exelon Corp.	4.3
Sempra Energy	4.1
Xcel Energy, Inc.	3.3
WEC Energy Group, Inc.	2.9
Consolidated Edison, Inc.	2.9

54.0

Industries as of January 31, 2020

14

Fidelity® MSCI Communication Services Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 15.5%
Alternative Carriers – 3.7%
Anterix, Inc. (a)	8,177	$379,903
Bandwidth, Inc. Class A (a)	10,297	730,675
CenturyLink, Inc.	320,639	4,379,929
Cogent Communications Holdings, Inc.	28,274	2,005,475
GCI Liberty, Inc. Class A (a)	34,466	2,522,222
Globalstar, Inc. (a)	368,740	175,520
Iridium Communications, Inc. (a)	70,145	1,792,205
ORBCOMM, Inc. (a)	50,697	182,002
Vonage Holdings Corp. (a)	146,524	1,299,668
Zayo Group Holdings, Inc. (a)	135,623	4,712,899

		18,180,498

Integrated Telecommunication Services – 11.8%
AT&T, Inc.	949,279	35,711,876
ATN International, Inc.	7,097	410,703
Consolidated Communications Holdings, Inc.	46,173	223,016
Verizon Communications, Inc.	355,341	21,121,469

		57,467,064

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		75,647,562

ENTERTAINMENT – 16.7%
Interactive Home Entertainment – 4.4%
Activision Blizzard, Inc.	149,791	8,759,778
Electronic Arts, Inc. (a)	61,236	6,608,589
Glu Mobile, Inc. (a)	76,418	450,866
Take-Two Interactive Software, Inc. (a)	28,804	3,590,131
Zynga, Inc. Class A (a)	337,395	2,031,118

		21,440,482

Movies & Entertainment – 12.3%
AMC Entertainment Holdings, Inc. Class A	33,432	217,977
Cinemark Holdings, Inc.	48,060	1,514,371
IMAX Corp. (a)	35,165	581,629
Liberty Media Corp-Liberty Braves Class A (a)	5,588	163,449
Liberty Media Corp-Liberty Braves Class C (a)	23,006	670,625
Liberty Media Corp-Liberty Formula One Class C (a)	62,104	2,905,846
Lions Gate Entertainment Corp. Class A (a)	37,056	367,966
Lions Gate Entertainment Corp. Class B (a)	72,913	680,278
Live Nation Entertainment, Inc. (a)	41,465	2,826,254
Netflix, Inc. (a)	69,806	24,089,352
Roku, Inc. (a)	21,385	2,586,516
The Madison Square Garden Co. Class A (a)	6,579	1,948,634

	Shares	Value
The Marcus Corp.	13,105	$382,011
The Walt Disney Co.	143,500	19,847,485
World Wrestling Entertainment, Inc. Class A	23,736	1,160,216

		59,942,609

TOTAL ENTERTAINMENT		81,383,091

INTERACTIVE MEDIA & SERVICES – 43.7%
Interactive Media & Services – 43.7%
Alphabet, Inc. Class A (a)	39,210	56,179,304
Alphabet, Inc. Class C (a)	41,318	59,259,515
ANGI Homeservices, Inc. Class A (a)	52,043	417,905
Care.com, Inc. (a)	19,624	293,771
Cargurus, Inc. (a)	48,295	1,721,717
Cars.com, Inc. (a)	41,110	479,754
Eventbrite, Inc. Class A (a)	27,679	585,411
EverQuote, Inc. Class A (a)	5,060	185,652
Facebook, Inc. Class A (a)	354,801	71,637,870
IAC/InterActiveCorp. (a)	17,486	4,259,415
Liberty TripAdvisor Holdings, Inc. Class A (a)	47,561	280,134
Match Group, Inc. (a)	21,034	1,645,280
Pinterest, Inc. Class A (a)	65,842	1,450,499
QuinStreet, Inc. (a)	29,222	378,571
Snap, Inc. Class A (a)	208,151	3,825,815
TripAdvisor, Inc.	48,794	1,333,052
TrueCar, Inc. (a)	56,024	207,289
Twitter, Inc. (a)	148,888	4,835,882
Yelp, Inc. (a)	45,782	1,492,493
Zillow Group, Inc. Class C (a)	53,362	2,465,858

TOTAL INTERACTIVE MEDIA & SERVICES		212,935,187

MEDIA – 21.2%
Advertising – 1.9%
Boston Omaha Corp. Class A (a)	5,607	113,149
Cardlytics, Inc. (a)	12,398	1,040,440
Clear Channel Outdoor Holdings, Inc. (a)	237,325	647,897
Emerald Expositions Events, Inc.	17,820	185,863
National CineMedia, Inc.	39,885	294,351
Omnicom Group, Inc.	50,940	3,836,292
TechTarget, Inc. (a)	15,050	382,120
The Interpublic Group of Cos., Inc.	120,033	2,724,749

		9,224,861

Broadcasting – 5.1%
AMC Networks, Inc. Class A (a)	28,470	1,041,717
Discovery, Inc. Class A (a)	66,054	1,932,740
Discovery, Inc. Class C (a)	102,624	2,849,869
Entercom Communications Corp. Class A	81,262	322,610
Fox Corp. Class A	91,285	3,384,848

See accompanying notes which are an integral part of the financial statements.

15

Fidelity® MSCI Communication Services Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
Fox Corp. Class B	61,837	$2,246,538
Gray Television, Inc. (a)	60,708	1,231,158
Hemisphere Media Group, Inc. (a)	11,367	152,772
iHeartMedia, Inc. Class A (a)	37,095	655,840
Nexstar Media Group, Inc. Class A	19,746	2,392,228
Sinclair Broadcast Group, Inc. Class A	36,615	1,095,521
TEGNA, Inc.	115,732	1,955,871
The E.W. Scripps Co. Class A	30,628	371,824
ViacomCBS, Inc. Class B	152,661	5,210,320

		24,843,856

Cable & Satellite – 12.7%
Altice USA, Inc. Class A (a)	89,946	2,460,923
Cable One, Inc.	1,716	2,924,115
Charter Communications, Inc. Class A (a)	29,347	15,185,899
Comcast Corp. Class A	464,854	20,077,044
DISH Network Corp. Class A (a)	80,134	2,945,726
Liberty Broadband Corp. Class C (a)	28,650	3,808,444
Liberty Global PLC Class A (a)	69,421	1,424,519
Liberty Global PLC Series C (a)	112,386	2,189,279
Liberty Latin America Ltd. Class A (a)	27,841	464,388
Liberty Latin America Ltd. Class C (a)	76,119	1,282,605
Liberty Media Corp-Liberty SiriusXM Class A (a)	43,075	2,092,153
Liberty Media Corp-Liberty SiriusXM Class C (a)	56,373	2,763,404
Loral Space & Communications Ltd. (a)	7,824	251,698
MSG Networks, Inc. Class A (a)	28,620	435,310
Sirius XM Holdings, Inc.	470,410	3,325,799
WideOpenWest, Inc. (a)	16,393	110,653

		61,741,959

Publishing – 1.5%
Gannett Co., Inc.	70,922	433,333
John Wiley & Sons, Inc. Class A	29,106	1,269,604
Meredith Corp.	25,528	767,116
News Corp. Class A	157,710	2,148,010

	Shares	Value
Scholastic Corp.	19,017	$626,610
The New York Times Co. Class A	63,943	2,046,816
Tribune Publishing Co.	10,243	128,652

		7,420,141

TOTAL MEDIA		103,230,817

WIRELESS TELECOMMUNICATION SERVICES – 2.8%
Wireless Telecommunication Services – 2.8%
Boingo Wireless, Inc. (a)	28,823	323,970
Gogo, Inc. (a)	36,642	192,737
Shenandoah Telecommunications Co.	30,473	1,229,586
Sprint Corp. (a)	523,386	2,287,197
Telephone & Data Systems, Inc.	65,265	1,480,210
T-Mobile US, Inc. (a)	100,421	7,952,339
United States Cellular Corp. (a)	8,911	285,330

TOTAL WIRELESS TELECOMMUNICATION SERVICES		13,751,369

TOTAL COMMON STOCKS (Cost $435,821,581)		486,948,026

Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $967,000)	967,000	967,000

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $436,788,581)		487,915,026

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(477,883)

NET ASSETS – 100.0%		$487,437,143

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P Communication Service Select Sector Index Future Contracts	6	March 2020	$423,900	$(9,556)	$(9,556)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

See accompanying notes which are an integral part of the financial statements.

16

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$486,948,026	$486,948,026	$—	$—

Money Market Funds	967,000	967,000	—	—

Total Investments in Securities:	$487,915,026	$487,915,026	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(9,556)	$(9,556)	$—	$—

Total Liabilities	$(9,556)	$(9,556)	$—	$—

Total Derivative Instruments:	$(9,556)	$(9,556)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(9,556)

Total Equity Risk	0	(9,556)

Total Value of Derivatives	$0	$(9,556)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

17

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
AUTO COMPONENTS – 2.4%
Auto Parts & Equipment – 2.2%
Adient PLC (a)	20,875	$536,696
American Axle & Manufacturing
Holdings, Inc. (a)	26,637	246,126
Aptiv PLC	60,151	5,100,203
Autoliv, Inc.	19,436	1,489,381
BorgWarner, Inc.	48,452	1,661,419
Cooper-Standard Holding, Inc. (a)	4,039	107,114
Dana, Inc.	33,752	520,118
Delphi Technologies PLC (a)	20,506	314,562
Dorman Products, Inc. (a)	6,586	459,703
Fox Factory Holding Corp. (a)	9,043	595,210
Garrett Motion, Inc. (a)	17,877	150,524
Gentex Corp.	59,945	1,784,563
Gentherm, Inc. (a)	7,685	354,356
LCI Industries	5,918	638,967
Lear Corp.	13,639	1,680,052
Modine Manufacturing Co. (a)	11,727	82,441
Motorcar Parts of America, Inc. (a)	4,351	86,411
Standard Motor Products, Inc.	4,678	227,257
Stoneridge, Inc. (a)	6,444	179,530
Tenneco, Inc. Class A	12,290	116,386
Veoneer, Inc. (a)	24,899	324,434
Visteon Corp. (a)	6,557	523,314

		17,178,767

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	11,854	314,012
The Goodyear Tire & Rubber Co.	54,415	714,469

		1,028,481

TOTAL AUTO COMPONENTS		18,207,248

AUTOMOBILES – 5.4%
Automobile Manufacturers – 5.2%
Ford Motor Co.	919,971	8,114,144
General Motors Co.	301,644	10,071,893
Tesla Motors, Inc. (a)	31,538	20,517,677
Thor Industries, Inc.	12,917	1,040,077
Winnebago Industries, Inc.	7,111	389,398

		40,133,189

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	36,858	1,231,057

TOTAL AUTOMOBILES		41,364,246

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	10,797	253,082
Funko, Inc. Class A (a)	4,465	67,109
Genuine Parts Co.	34,284	3,207,954
LKQ Corp. (a)	72,263	2,361,916

	Shares	Value
Pool Corp.	9,397	$2,060,762

TOTAL DISTRIBUTORS		7,950,823

DIVERSIFIED CONSUMER SERVICES – 1.7%
Education Services – 0.9%
Adtalem Global Education, Inc. (a)	12,920	445,869
American Public Education, Inc. (a)	3,804	90,649
Bright Horizons Family Solutions, Inc. (a)	13,692	2,241,791
Chegg, Inc. (a)	25,324	1,044,109
Graham Holdings Co. Class B	1,021	560,754
Grand Canyon Education, Inc. (a)	11,341	887,773
Houghton Mifflin Harcourt Co. (a)	24,237	133,788
K12, Inc. (a)	8,849	142,823
Laureate Education, Inc. Class A (a)	25,151	524,147
Perdoceo Education Corp. (a)	16,402	291,628
Strategic Education, Inc.	5,172	839,364

		7,202,695

Specialized Consumer Services – 0.8%
Carriage Services, Inc.	3,899	92,289
frontdoor, Inc. (a)	19,901	847,384
H&R Block, Inc.	47,204	1,095,133
OneSpaWorld Holdings Ltd.	10,780	161,808
Regis Corp. (a)	5,930	92,033
Service Corp. International	42,746	2,049,671
ServiceMaster Global Holdings, Inc. (a)	31,901	1,150,031
WW International, Inc. (a)	11,112	366,474

		5,854,823

TOTAL DIVERSIFIED CONSUMER SERVICES		13,057,518

HOTELS, RESTAURANTS & LEISURE – 19.4%
Casinos & Gaming – 2.4%
Boyd Gaming Corp.	19,660	586,851
Caesars Entertainment Corp. (a)	127,494	1,742,843
Churchill Downs, Inc.	8,463	1,221,888
Eldorado Resorts, Inc. (a)	15,547	929,400
Everi Holdings, Inc. (a)	17,052	213,150
Golden Entertainment, Inc. (a)	4,429	76,002
Las Vegas Sands Corp.	81,319	5,310,944
MGM Resorts International	116,243	3,610,507
Monarch Casino & Resort, Inc. (a)	2,906	155,994
Penn National Gaming, Inc. (a)	25,809	769,882
PlayAGS, Inc. (a)	6,543	67,262
Red Rock Resorts, Inc. Class A	16,518	404,856
Scientific Games Corp. Class A (a)	12,082	300,117
Twin River Worldwide Holdings, Inc.	5,801	154,597
Wynn Resorts Ltd.	22,733	2,867,995

		18,412,288

See accompanying notes which are an integral part of the financial statements.

18

Common Stocks – continued

	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 4.4%
BBX Capital Corp.	10,679	$41,434
Carnival Corp.	98,938	4,306,771
Choice Hotels International, Inc.	8,528	854,506
Extended Stay America, Inc.	44,163	570,586
Hilton Grand Vacations, Inc. (a)	20,201	644,614
Hilton Worldwide Holdings, Inc.	63,972	6,896,182
Lindblad Expeditions Holdings, Inc. (a)	6,423	105,915
Marriott International, Inc. Class A	65,726	9,205,583
Marriott Vacations Worldwide Corp.	8,707	1,046,930
Norwegian Cruise Line Holdings Ltd. (a)	50,561	2,722,710
Playa Hotels & Resorts N.V. (a)	13,600	95,472
Royal Caribbean Cruises Ltd.	41,823	4,896,637
Wyndham Destinations, Inc.	21,720	1,054,072
Wyndham Hotels & Resorts, Inc.	22,683	1,296,787

		33,738,199

Leisure Facilities – 0.6%
Planet Fitness, Inc. Class A (a)	19,716	1,592,856
SeaWorld Entertainment, Inc. (a)	12,028	414,485
Six Flags Entertainment Corp.	17,862	681,078
Vail Resorts, Inc.	9,452	2,216,588

		4,905,007

Restaurants – 12.0%
Aramark	57,890	2,555,265
BJ’s Restaurants, Inc.	4,882	194,206
Bloomin’ Brands, Inc.	19,403	403,000
Brinker International, Inc.	8,846	377,636
Carrols Restaurant Group, Inc. (a)	8,139	36,951
Chipotle Mexican Grill, Inc. (a)	6,190	5,365,244
Chuys Holdings, Inc. (a)	3,924	96,334
Cracker Barrel Old Country Store, Inc.	4,827	738,193
Darden Restaurants, Inc.	28,837	3,357,492
Dave & Buster’s Entertainment, Inc.	8,493	375,051
Del Taco Restaurants, Inc. (a)	7,436	56,067
Denny’s Corp. (a)	13,846	283,428
Dine Brands Global, Inc.	3,839	327,275
Domino’s Pizza, Inc.	9,185	2,587,874
Dunkin’ Brands Group, Inc.	19,378	1,513,228
El Pollo Loco Holdings, Inc. (a)	5,430	74,825
Jack in the Box, Inc.	5,461	446,437
McDonald’s Corp.	178,287	38,148,069
Papa John’s International, Inc.	4,845	313,859
Red Robin Gourmet Burgers, Inc. (a)	2,999	98,577
Ruth’s Hospitality Group, Inc.	6,780	138,990
Shake Shack, Inc. Class A (a)	6,834	460,953
Starbucks Corp.	280,990	23,836,382
Texas Roadhouse, Inc.	15,545	971,563
The Cheesecake Factory, Inc.	10,044	385,690
Wendy’s Co.	43,405	940,586

	Shares	Value
Wingstop, Inc.	6,949	$644,659
Yum! Brands, Inc.	71,439	7,556,103

		92,283,937

TOTAL HOTELS, RESTAURANTS & LEISURE		149,339,431

HOUSEHOLD DURABLES – 4.8%
Consumer Electronics – 0.4%
Garmin Ltd.	31,212	3,026,003
GoPro, Inc. Class A (a)	30,266	119,248
Sonos, Inc. (a)	5,136	70,466
Universal Electronics, Inc. (a)	3,198	158,397

		3,374,114

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	5,849	94,461
Hooker Furniture Corp.	2,730	67,267
La-Z-Boy, Inc.	11,010	337,346
Leggett & Platt, Inc.	30,918	1,471,388
Mohawk Industries, Inc. (a)	14,436	1,900,933
Tempur Sealy International, Inc. (a)	10,943	1,002,598

		4,873,993

Homebuilding – 3.0%
Beazer Homes U.S.A., Inc. (a)	7,072	97,240
Cavco Industries, Inc. (a)	2,037	456,329
Century Communities, Inc. (a)	6,165	182,916
D.R. Horton, Inc.	82,471	4,882,283
Green Brick Partners, Inc. (a)	5,875	68,091
Installed Building Products, Inc. (a)	5,315	394,001
KB Home	18,673	701,171
Lennar Corp. Class A	66,774	4,431,123
LGI Homes, Inc. (a)	4,559	363,535
M.D.C. Holdings, Inc.	11,734	494,471
M/I Homes, Inc. (a)	6,580	292,086
Meritage Homes Corp. (a)	8,603	610,469
NVR, Inc. (a)	821	3,133,732
PulteGroup, Inc.	61,256	2,735,080
Skyline Champion Corp. (a)	12,064	346,840
Taylor Morrison Home Corp. (a)	28,923	748,527
Toll Brothers, Inc.	32,136	1,425,553
TopBuild Corp. (a)	8,075	924,668
TRI Pointe Group, Inc. (a)	33,418	543,377

		22,831,492

Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A	1,607	25,391
Helen of Troy Ltd. (a)	5,883	1,112,181
iRobot Corp. (a)	6,546	307,989
Whirlpool Corp.	14,942	2,184,072

		3,629,633

Housewares & Specialties – 0.3%
Newell Brands, Inc.	94,252	1,840,742

See accompanying notes which are an integral part of the financial statements.

19

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – continued
Tupperware Brands Corp.	11,273	$70,569

		1,911,311

TOTAL HOUSEHOLD DURABLES		36,620,543

INTERNET & DIRECT MARKETING RETAIL – 31.1%
Internet & Direct Marketing Retail – 31.1%
1-800-FLOWERS.com, Inc. Class A (a)	5,775	87,722
Amazon.com, Inc. (a)	98,704	198,268,699
Booking Holdings, Inc. (a)	9,988	18,283,533
Duluth Holdings, Inc. Class B (a)	4,380	37,011
eBay, Inc.	187,061	6,277,767
Etsy, Inc. (a)	28,355	1,384,008
Expedia Group, Inc.	32,888	3,566,704
Groupon, Inc. (a)	107,066	308,350
GrubHub, Inc. (a)	21,489	1,163,629
Lands’ End, Inc. (a)	2,612	30,430
MercadoLibre, Inc. (a)	10,506	6,965,478
Overstock.com, Inc. (a)	6,585	53,470
PetMed Express, Inc.	4,789	120,731
Quotient Technology, Inc. (a)	17,729	178,531
Qurate Retail, Inc. Class A (a)	91,361	779,309
Revolve Group, Inc. (a)	3,182	56,608
Shutterstock, Inc. (a)	4,625	200,401
Stamps.com, Inc. (a)	3,838	285,893
Stitch Fix, Inc. Class A (a)	11,128	254,831
The RealReal, Inc. (a)	5,004	72,408
The Rubicon Project, Inc. (a)	10,598	99,197
Wayfair, Inc. Class A (a)	14,491	1,357,807

TOTAL INTERNET & DIRECT MARKETING RETAIL		239,832,517

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	8,092	250,609
American Outdoor Brands Corp. (a)	12,633	119,003
Brunswick Corp.	20,162	1,267,182
Callaway Golf Co.	20,910	447,892
Hasbro, Inc.	30,182	3,074,640
Johnson Outdoors, Inc. Class A	1,531	120,337
Malibu Boats, Inc. Class A (a)	4,999	218,906
Marine Products Corp.	1,998	27,972
MasterCraft Boat Holdings, Inc. (a)	4,307	75,674
Mattel, Inc. (a)	80,868	1,183,099
Polaris, Inc.	13,613	1,250,218
Sturm, Ruger & Co., Inc.	4,045	200,308
Vista Outdoor, Inc. (a)	13,340	99,116
YETI Holdings, Inc. (a)	9,072	329,858

TOTAL LEISURE PRODUCTS		8,664,814

	Shares	Value
MEDIA – 0.0%
Broadcasting – 0.0%
Media General, Inc. (a)	7,026	$0

MULTILINE RETAIL – 4.2%
Department Stores – 0.5%
Dillard’s, Inc. Class A	2,610	158,479
J.C. Penney Co., Inc. (a)	77,781	57,947
Kohl’s Corp.	38,108	1,629,117
Macy’s, Inc.	72,553	1,157,220
Nordstrom, Inc.	25,454	938,235

		3,940,998

General Merchandise Stores – 3.7%
Big Lots, Inc.	9,277	251,036
Dollar General Corp.	60,352	9,258,600
Dollar Tree, Inc. (a)	55,551	4,836,825
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,442	712,964
Target Corp.	119,947	13,282,931

		28,342,356

TOTAL MULTILINE RETAIL		32,283,354

SPECIALTY RETAIL – 21.3%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	15,236	249,261
American Eagle Outfitters, Inc.	38,584	555,610
Boot Barn Holdings, Inc. (a)	6,699	281,157
Burlington Stores, Inc. (a)	15,578	3,387,748
Caleres, Inc.	9,932	174,307
Chico’s FAS, Inc.	27,204	105,823
Designer Brands, Inc. Class A	14,499	206,466
Foot Locker, Inc.	25,804	979,778
Gap, Inc.	53,010	922,904
Genesco, Inc. (a)	3,885	152,758
Guess?, Inc.	11,705	249,199
L Brands, Inc.	55,008	1,273,985
Ross Stores, Inc.	85,620	9,605,708
Shoe Carnival, Inc.	2,860	102,560
The Buckle, Inc.	7,078	172,774
The Cato Corp. Class A	5,292	84,884
The Children’s Place Retail Stores, Inc.	3,691	220,242
The TJX Cos., Inc.	283,802	16,755,670
Urban Outfitters, Inc. (a)	14,979	383,462
Zumiez, Inc. (a)	4,731	147,465

		36,011,761

Automotive Retail – 3.1%
Advance Auto Parts, Inc.	16,760	2,208,130
America’s Car-Mart, Inc. (a)	1,466	160,937
Asbury Automotive Group, Inc. (a)	4,541	437,979
AutoNation, Inc. (a)	12,517	531,222
AutoZone, Inc. (a)	5,761	6,094,908

See accompanying notes which are an integral part of the financial statements.

20

Common Stocks – continued

	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Camping World Holdings, Inc. Class A	7,690	$119,733
CarMax, Inc. (a)	38,875	3,772,430
Carvana Co. (a)	11,121	881,339
Group 1 Automotive, Inc.	4,129	416,079
Lithia Motors, Inc. Class A	5,261	713,602
Monro, Inc.	7,765	486,866
Murphy USA, Inc. (a)	7,116	727,042
O’Reilly Automotive, Inc. (a)	17,961	7,293,962
Penske Automotive Group, Inc.	8,693	408,310
Sonic Automotive, Inc. Class A	5,371	169,885

		24,422,424

Computer & Electronics Retail – 0.7%
Best Buy Co., Inc.	56,420	4,778,210
Conn’s, Inc. (a)	4,410	38,632
GameStop Corp. Class A	19,472	74,772
Rent-A-Center, Inc.	10,873	316,730

		5,208,344

Home Improvement Retail – 10.5%
Floor & Decor Holdings, Inc. Class A (a)	16,395	808,437
Lowe’s Cos., Inc.	182,166	21,174,976
Lumber Liquidators Holdings, Inc. (a)	6,578	50,059
The Home Depot, Inc.	257,084	58,640,860

		80,674,332

Homefurnishing Retail – 0.5%
Aarons, Inc.	15,885	942,934
At Home Group, Inc. (a)	11,027	62,413
Bed Bath & Beyond, Inc.	30,047	428,170
Haverty Furniture Companies, Inc.	4,176	84,063
RH (a)	3,940	822,475
Sleep Number Corp. (a)	6,906	356,280
Williams-Sonoma, Inc.	18,361	1,286,739

		3,983,074

Specialty Stores – 1.8%
Dick’s Sporting Goods, Inc.	15,494	685,300
Five Below, Inc. (a)	13,054	1,477,974
Hibbett Sports, Inc. (a)	4,236	104,968
MarineMax, Inc. (a)	5,290	105,430
National Vision Holdings, Inc. (a)	18,198	620,916
Office Depot, Inc.	129,679	287,887
Party City Holdings, Inc. (a)	13,017	37,489
Sally Beauty Holdings, Inc. (a)	28,397	435,894
Signet Jewelers Ltd.	12,109	294,370
The Michaels Cos., Inc. (a)	21,916	108,046
Tiffany & Co., Inc.	25,515	3,419,520
Tractor Supply Co.	27,970	2,599,811
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,122	3,515,515

	Shares	Value
Winmark Corp.	636	$126,545

		13,819,665

TOTAL SPECIALTY RETAIL		164,119,600

TEXTILES, APPAREL & LUXURY GOODS – 7.4%
Apparel, Accessories & Luxury Goods – 3.2%
Capri Holdings Ltd. (a)	35,645	1,067,924
Carter’s, Inc.	10,524	1,116,281
Columbia Sportswear Co.	7,180	674,345
Fossil Group, Inc. (a)	10,875	73,189
G-III Apparel Group Ltd. (a)	9,858	268,236
Hanesbrands, Inc.	84,791	1,166,724
Kontoor Brands, Inc. (a)	11,385	434,224
Levi Strauss & Co. Class A	11,012	216,276
Lululemon Athletica, Inc. (a)	26,001	6,224,379
Movado Group, Inc.	3,822	65,815
Oxford Industries, Inc.	4,022	279,127
PVH Corp.	17,618	1,535,761
Ralph Lauren Corp.	12,148	1,378,798
Tapestry, Inc.	67,445	1,738,058
Under Armour, Inc. Class A (a)	44,094	889,817
Under Armour, Inc. Class C (a)	45,718	821,095
Vera Bradley, Inc. (a)	5,622	53,859
VF Corp.	79,452	6,592,132

		24,596,040

Footwear – 4.2%
Crocs, Inc. (a)	14,741	558,832
Deckers Outdoor Corp. (a)	6,798	1,297,806
NIKE, Inc. Class B	293,880	28,300,644
Skechers U.S.A., Inc. Class A (a)	31,375	1,173,111
Steven Madden Ltd.	18,925	729,748
Wolverine World Wide, Inc.	20,053	633,073

		32,693,214

Textiles – 0.0%
Unifi, Inc. (a)	3,194	68,735

TOTAL TEXTILES, APPAREL & LUXURY GOODS		57,357,989

TOTAL COMMON STOCKS (Cost $701,843,617)		768,798,083

See accompanying notes which are an integral part of the financial statements.

21

Fidelity® MSCI Consumer Discretionary Index ETF

Schedule of Investments (Unaudited) – continued

Money Market Fund – 0.2%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $1,211,000)	1,211,000	$1,211,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $703,054,617)		770,009,083

NET OTHER ASSETS (LIABILITIES) – 0.0%		373,301

NET ASSETS – 100.0%		$770,382,384

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts

CME E-mini Russell 2000 Index Future Contracts	2	March 2020	$161,470	$(4,744)	$(4,744)

CME E-mini S&P Consumer Discretionary Select Sector Index Future Contracts	10	March 2020	1,265,000	23,207	23,207

Total Equity Index Contracts					$18,463

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

See accompanying notes which are an integral part of the financial statements.

22

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$768,798,083	$768,798,083	$—	$—

Money Market Funds	1,211,000	1,211,000	—	—

Total Investments in Securities:	$770,009,083	$770,009,083	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$23,207	$23,207	$—	$—

Total Assets	$23,207	$23,207	$—	$—

Liabilities

Futures Contracts	$(4,744)	$(4,744)	$—	$—

Total Liabilities	$(4,744)	$(4,744)	$—	$—

Total Derivative Instruments:	$18,463	$18,463	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$23,207	$(4,744)

Total Equity Risk	23,207	(4,744)

Total Value of Derivatives	$23,207	$(4,744)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

23

Fidelity® MSCI Consumer Staples Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
BEVERAGES – 26.4%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	66,860	$3,716,079
The Boston Beer Co., Inc. Class A (a)	3,470	1,236,639

		4,952,718

Distillers & Vintners – 2.8%
Brown-Forman Corp. Class B	104,325	7,056,543
Constellation Brands, Inc. Class A	52,586	9,901,944
MGP Ingredients, Inc.	6,924	235,831

		17,194,318

Soft Drinks – 22.8%
Coca-Cola Bottling Co. Consolidated	1,703	461,189
Monster Beverage Corp. (a)	124,122	8,266,525
National Beverage Corp. (a)	3,437	147,482
PepsiCo, Inc.	417,040	59,228,021
Primo Water Corp. (a)	11,731	176,786
The Coca-Cola Co.	1,211,517	70,752,593

		139,032,596

TOTAL BEVERAGES		161,179,632

FOOD & STAPLES RETAILING – 19.3%
Drug Retail – 1.9%
Rite Aid Corp. (a)	15,833	189,204
Walgreens Boots Alliance, Inc.	227,604	11,573,664

		11,762,868

Food Distributors – 2.9%
Performance Food Group Co. (a)	36,643	1,897,741
SpartanNash Co.	10,598	129,084
Sysco Corp.	149,692	12,295,701
The Andersons, Inc.	9,063	205,005
The Chefs’ Warehouse, Inc. (a)	10,145	369,278
United Natural Foods, Inc. (a)	15,748	113,385
US Foods Holding Corp. (a)	68,728	2,760,804

		17,770,998

Food Retail – 1.6%
Casey’s General Stores, Inc.	12,123	1,950,106
Grocery Outlet Holding Corp. (a)	9,814	321,310
Ingles Markets, Inc. Class A	5,269	219,665
Sprouts Farmers Market, Inc. (a)	34,685	542,127
The Kroger Co.	238,955	6,418,331
Village Super Market, Inc. Class A	2,475	55,093
Weis Markets, Inc.	5,179	190,017

		9,696,649

Hypermarkets & Super Centers – 12.9%
BJ’s Wholesale Club Holdings, Inc. (a)	34,137	700,491
Costco Wholesale Corp.	94,019	28,724,685
PriceSmart, Inc.	7,037	431,087
Walmart, Inc.	424,962	48,653,899

		78,510,162

TOTAL FOOD & STAPLES RETAILING		117,740,677

	Shares	Value
FOOD PRODUCTS – 18.7%
Agricultural Products – 2.2%
Archer-Daniels-Midland Co.	173,148	$7,750,105
Bunge Ltd.	42,672	2,237,293
Darling Ingredients, Inc. (a)	54,280	1,472,616
Fresh Del Monte Produce, Inc.	9,687	303,978
Ingredion, Inc.	20,672	1,819,136

		13,583,128

Packaged Foods & Meats – 16.5%
B&G Foods, Inc.	19,233	308,882
Beyond Meat, Inc. (a)	4,836	533,991
Calavo Growers, Inc.	4,890	374,623
Cal-Maine Foods, Inc.	10,033	358,078
Campbell Soup Co.	53,524	2,590,026
Conagra Brands, Inc.	146,015	4,806,814
Farmer Bros Co. (a)	3,197	38,300
Flowers Foods, Inc.	71,843	1,546,780
Freshpet, Inc. (a)	13,424	844,101
General Mills, Inc.	185,616	9,692,867
Hormel Foods Corp.	95,433	4,510,164
Hostess Brands, Inc. (a)	47,349	635,424
J&J Snack Foods Corp.	5,389	893,712
John B Sanfilippo & Son, Inc.	3,148	265,376
Kellogg Co.	80,062	5,461,029
Lamb Weston Holdings, Inc.	45,706	4,173,415
Lancaster Colony Corp.	6,283	971,666
Landec Corp. (a)	8,569	95,973
McCormick & Co., Inc. (non-vtg.)	38,348	6,264,913
Mondelez International, Inc. Class A	438,801	25,178,401
Pilgrim’s Pride Corp. (a)	20,936	545,383
Post Holdings, Inc. (a)	22,087	2,309,638
Sanderson Farms, Inc.	6,322	870,476
Seaboard Corp.	133	512,796
The Hain Celestial Group, Inc. (a)	31,286	757,434
The Hershey Co.	47,261	7,333,489
The JM Smucker Co.	35,744	3,703,436
The Kraft Heinz Co.	198,679	5,801,427
The Simply Good Foods Co. (a)	28,570	656,253
Tootsie Roll Industries, Inc.	10,001	341,134
TreeHouse Foods, Inc. (a)	16,515	736,569
Tyson Foods, Inc. Class A	89,085	7,361,093

		100,473,663

TOTAL FOOD PRODUCTS		114,056,791

HOUSEHOLD PRODUCTS – 23.2%
Household Products – 23.2%
Central Garden and Pet Co. (a)	3,134	100,946
Central Garden and Pet Co. Class A (a)	13,621	408,085
Church & Dwight Co., Inc.	76,533	5,680,279
Colgate-Palmolive Co.	248,807	18,356,980

See accompanying notes which are an integral part of the financial statements.

24

Common Stocks – continued

	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Energizer Holdings, Inc.	21,622	$1,000,234
Kimberly-Clark Corp.	105,226	15,072,572
Spectrum Brands Holdings, Inc.	13,558	832,597
The Clorox Co.	39,573	6,225,229
The Procter & Gamble Co.	744,204	92,742,703
WD-40 Co.	4,781	893,186

TOTAL HOUSEHOLD PRODUCTS		141,312,811

PERSONAL PRODUCTS – 2.8%
Personal Products – 2.8%
Coty, Inc. Class A	92,562	949,686
Edgewell Personal Care Co. (a)	15,883	410,099
elf Beauty, Inc. (a)	9,643	151,202
Herbalife Nutrition Ltd. (a)	31,017	1,205,011
Inter Parfums, Inc.	6,088	420,742
Medifast, Inc.	3,822	369,320
Nu Skin Enterprises, Inc. Class A	16,328	532,130
The Estee Lauder Cos., Inc. Class A	66,659	13,009,170
USANA Health Sciences, Inc. (a)	3,919	241,802

TOTAL PERSONAL PRODUCTS		17,289,162

TOBACCO – 9.4%
Tobacco – 9.4%
Altria Group, Inc.	561,793	26,702,021

	Shares	Value
Philip Morris International, Inc.	346,428	$28,649,596
Turning Point Brands, Inc.	5,647	128,977
Universal Corp.	12,705	675,271
Vector Group Ltd.	58,689	771,173

TOTAL TOBACCO		56,927,038

TOTAL COMMON STOCKS (Cost $563,587,517)		608,506,111

Money Market Fund – 0.1%
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $710,000)	710,000	710,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $564,297,517)		609,216,111

NET OTHER ASSETS (LIABILITIES) – 0.1%		480,935

NET ASSETS – 100.0%		$609,697,046

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P Consumer Staples Select Sector Index Future Contracts	20	March 2020	$1,270,600	$(1,395)	$(1,395)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

See accompanying notes which are an integral part of the financial statements.

25

Fidelity® MSCI Consumer Staples Index ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$608,506,111	$608,506,111	$—	$—

Money Market Funds	710,000	710,000	—	—

Total Investments in Securities:	$609,216,111	$609,216,111	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(1,395)	$(1,395)	$—	$—

Total Liabilities	$(1,395)	$(1,395)	$—	$—

Total Derivative Instruments:	$(1,395)	$(1,395)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$0	$(1,395)

Total Equity Risk	0	(1,395)

Total Value of Derivatives	$0	$(1,395)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

26

Fidelity® MSCI Energy Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
ENERGY EQUIPMENT & SERVICES – 10.6%
Oil & Gas Drilling – 0.9%
Diamond Offshore Drilling, Inc. (a)	23,195	$107,393
Helmerich & Payne, Inc.	37,082	1,503,675
Nabors Industries Ltd.	116,701	241,571
Noble Corp. PLC (a)	86,332	69,739
Patterson-UTI Energy, Inc.	68,483	543,755
Transocean Ltd. (a)	176,384	804,311
Valaris PLC	66,427	339,442

		3,609,886

Oil & Gas Equipment & Services – 9.7%
Apergy Corp. (a)	26,320	680,635
Archrock, Inc.	43,662	364,578
Baker Hughes Co.	213,885	4,632,749
Cactus, Inc. Class A	15,923	458,901
Core Laboratories N.V.	15,103	530,568
DMC Global, Inc.	4,952	207,142
Dril-Quip, Inc. (a)	12,234	500,371
Exterran Corp. (a)	10,130	54,702
Frank’s International N.V. (a)	30,463	106,621
Halliburton Co.	296,734	6,471,769
Helix Energy Solutions Group, Inc. (a)	47,757	398,293
Liberty Oilfield Services, Inc. Class A	19,036	161,425
Matrix Service Co. (a)	9,050	182,086
National Oilwell Varco, Inc.	130,790	2,695,582
Newpark Resources, Inc. (a)	30,439	152,195
NexTier Oilfield Solitions, Inc. (a)	53,654	276,318
Oceaneering International, Inc. (a)	33,424	414,792
Oil States International, Inc. (a)	19,425	209,402
ProPetro Holding Corp. (a)	28,845	280,950
RPC, Inc.	21,681	98,215
Schlumberger Ltd.	468,511	15,699,804
SEACOR Holdings, Inc. (a)	6,447	242,343
Select Energy Services, Inc. Class A (a)	20,331	141,504
Solaris Oilfield Infrastructure, Inc.
Class A	10,670	123,025
TechnipFMC PLC	143,799	2,374,121
Tidewater, Inc. (a)	12,291	186,577
US Silica Holdings, Inc.	23,465	120,610

		37,765,278

TOTAL ENERGY EQUIPMENT & SERVICES		41,375,164

OIL, GAS & CONSUMABLE FUELS – 89.2%
Coal & Consumable Fuels – 0.1%
Arch Coal, Inc. Class A	5,210	268,472
CONSOL Energy, Inc. (a)	9,225	74,999
Contura Energy, Inc. (a)	6,632	38,399
NACCO Industries, Inc. Class A	1,080	50,911
Peabody Energy Corp.	24,502	165,634

		598,415

	Shares	Value
Integrated Oil & Gas – 43.4%
Chevron Corp.	643,113	$68,903,127
Exxon Mobil Corp.	1,433,339	89,039,018
Occidental Petroleum Corp.	303,015	12,035,756

		169,977,901

Oil & Gas Exploration & Production – 22.9%
Antero Resources Corp. (a)	88,819	164,315
Apache Corp.	127,378	3,495,252
Berry Petroleum Corp.	21,905	150,049
Bonanza Creek Energy, Inc. (a)	5,218	94,915
Brigham Minerals, Inc. Class A	9,899	168,382
Cabot Oil & Gas Corp.	141,659	1,995,975
California Resources Corp. (a)	15,648	114,856
Callon Petroleum Co. (a)	134,049	402,147
Centennial Resource Development, Inc. Class A (a)	62,560	203,946
Chesapeake Energy Corp. (a)	385,361	197,228
Cimarex Energy Co.	34,369	1,508,455
CNX Resources Corp. (a)	63,377	458,216
Concho Resources, Inc.	68,118	5,161,982
ConocoPhillips	376,074	22,350,078
Continental Resources, Inc.	31,752	864,289
Denbury Resources, Inc. (a)	158,738	156,357
Devon Energy Corp.	136,970	2,974,988
Diamondback Energy, Inc.	52,476	3,904,214
EOG Resources, Inc.	196,604	14,334,398
EQT Corp.	86,955	526,078
Extraction Oil & Gas, Inc. (a)	26,407	37,498
Gran Tierra Energy, Inc. (a)	126,539	126,084
Gulfport Energy Corp. (a)	51,165	79,306
Hess Corp.	92,832	5,251,506
Kosmos Energy Ltd.	95,640	488,720
Laredo Petroleum, Inc. (a)	52,161	89,717
Magnolia Oil & Gas Corp. Class A (a)	39,795	418,643
Marathon Oil Corp.	272,442	3,097,666
Matador Resources Co. (a)	37,461	549,553
Murphy Oil Corp.	52,245	1,095,055
Noble Energy, Inc.	162,040	3,203,531
Northern Oil and Gas, Inc. (a)	74,089	122,988
Oasis Petroleum, Inc. (a)	97,908	220,293
Parsley Energy, Inc. Class A	102,165	1,700,026
PDC Energy, Inc. (a)	34,367	741,984
Penn Virginia Corp. (a)	3,562	76,120
Pioneer Natural Resources Co.	56,621	7,643,835
QEP Resources, Inc.	80,401	254,871
Range Resources Corp.	72,200	216,600
SM Energy Co.	36,223	332,527
Southwestern Energy Co. (a)	182,936	287,210
Talos Energy, Inc. (a)	7,320	160,601
Tellurian, Inc. (a)	32,740	229,835
Texas Pacific Land Trust	2,109	1,593,792

See accompanying notes which are an integral part of the financial statements.

27

Fidelity® MSCI Energy Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Viper Energy Partners LP	21,161	$461,521
W&T Offshore, Inc. (a)	33,281	137,783
Whiting Petroleum Corp. (a)	30,863	140,118
WPX Energy, Inc. (a)	143,066	1,709,639

		89,693,142

Oil & Gas Refining & Marketing – 11.3%
Clean Energy Fuels Corp. (a)	48,106	110,644
CVR Energy, Inc.	10,182	352,399
Delek US Holdings, Inc.	25,599	702,948
Green Plains, Inc.	12,256	152,832
HollyFrontier Corp.	52,941	2,378,110
Marathon Petroleum Corp.	223,015	12,154,317
Par Pacific Holdings, Inc. (a)	11,131	223,956
PBF Energy, Inc. Class A	38,640	1,054,872
Phillips 66	151,948	13,883,489
Renewable Energy Group, Inc. (a)	13,173	346,186
REX American Resources Corp. (a)	1,902	143,316
Valero Energy Corp.	140,383	11,835,691
World Fuel Services Corp.	22,198	868,386

		44,207,146

Oil & Gas Storage & Transportation – 11.5%
Antero Midstream Corp.	77,085	388,508
Cheniere Energy, Inc. (a)	78,287	4,637,722
Diamond S Shipping, Inc. (a)	7,448	82,524
EnLink Midstream LLC (a)	90,554	455,487
Equitrans Midstream Corp.	73,656	712,253
International Seaways, Inc. (a)	6,910	153,817
Kinder Morgan, Inc.	690,204	14,404,557

	Shares	Value
ONEOK, Inc.	139,899	$10,474,238
Plains GP Holdings LP Class A (a)	58,661	976,706
Rattler Midstream LP	14,778	223,000
Tallgrass Energy LP Class A	54,709	1,220,558
Targa Resources Corp.	78,878	2,879,047
The Williams Cos., Inc.	410,586	8,495,024

		45,103,441

TOTAL OIL, GAS & CONSUMABLE FUELS		349,580,045

TOTAL COMMON STOCKS (Cost $551,724,491)		390,955,209

Money Market Fund – 0.1%
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $403,000)	403,000	403,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $552,127,491)		391,358,209

NET OTHER ASSETS (LIABILITIES) – 0.1%		518,256

NET ASSETS – 100.0%		$391,876,465

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Future Contracts	10	March 2020	$552,200	$(42,823)	$(42,823)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

See accompanying notes which are an integral part of the financial statements.

28

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$390,955,209	$390,955,209	$—	$—

Money Market Funds	403,000	403,000	—	—

Total Investments in Securities:	$391,358,209	$391,358,209	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(42,823)	$(42,823)	$—	$—

Total Liabilities	$(42,823)	$(42,823)	$—	$—

Total Derivative Instruments:	$(42,823)	$(42,823)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$0	$(42,823)

Total Equity Risk	0	(42,823)

Total Value of Derivatives	$0	$(42,823)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

29

Fidelity® MSCI Financials Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
BANKS – 41.9%
Diversified Banks – 27.8%
Bank of America Corp.	2,256,211	$74,071,407
Citigroup, Inc.	576,385	42,888,808
JPMorgan Chase & Co.	815,819	107,981,803
US Bancorp	381,960	20,327,911
Wells Fargo & Co.	1,067,983	50,131,122

		295,401,051

Regional Banks – 14.1%
1st Source Corp.	4,656	219,717
Allegiance Bancshares, Inc. (a)	2,909	108,215
Amalgamated Bank Class A	3,677	63,391
Ameris Bancorp	16,877	678,287
Arrow Financial Corp.	3,590	125,865
Associated Banc-Corp	41,376	824,624
Atlantic Capital Bancshares, Inc. (a)	5,813	109,691
Atlantic Union Bankshares Corp.	19,076	642,670
Banc of California, Inc.	11,302	180,380
Bancfirst Corp.	4,605	266,169
BancorpSouth Bank	26,078	745,048
Bank of Hawaii Corp.	10,392	931,123
Bank of Marin Bancorp	3,349	147,557
Bank OZK	32,882	893,733
BankUnited, Inc.	24,324	802,692
Banner Corp.	8,719	449,464
Bar Harbor Bankshares	4,194	92,268
Berkshire Hills Bancorp, Inc.	11,343	319,305
BOK Financial Corp.	8,186	645,875
Boston Private Financial Holdings, Inc.	20,576	234,566
Bridge Bancorp, Inc.	4,060	123,221
Brookline Bancorp, Inc.	20,439	310,673
Bryn Mawr Bank Corp.	5,139	192,815
Byline Bancorp, Inc.	4,376	84,457
Cadence BanCorp	32,106	501,817
Camden National Corp.	4,065	192,112
Capital City Bank Group, Inc.	3,216	91,720
Carolina Financial Corp.	6,007	230,368
Carter Bank & Trust (a)	6,061	119,947
Cathay General Bancorp	19,615	707,317
CBTX, Inc.	4,784	141,367
CenterState Banks, Inc.	29,711	670,280
Central Pacific Financial Corp.	7,335	203,400
Century Bancorp, Inc. Class A	757	65,102
CIT Group, Inc.	24,206	1,106,456
Citizens Financial Group, Inc.	114,072	4,252,604
City Holding Co.	4,223	319,597
CNB Financial Corp.	3,697	109,283
Columbia Banking System, Inc.	18,575	718,853
Comerica, Inc.	38,108	2,330,685
Commerce Bancshares, Inc.	26,534	1,795,290
Community Bank System, Inc.	13,048	864,691

	Shares	Value
Community Trust Bancorp, Inc.	4,179	$182,831
ConnectOne Bancorp, Inc.	8,613	203,353
Cullen/Frost Bankers, Inc.	15,202	1,355,410
Customers Bancorp, Inc. (a)	7,647	163,493
CVB Financial Corp.	28,489	591,717
Dime Community Bancshares, Inc.	7,695	149,360
Eagle Bancorp, Inc.	8,117	354,713
East West Bancorp, Inc.	37,135	1,702,268
Enterprise Financial Services Corp.	6,652	289,429
Equity Bancshares, Inc. Class A (a)	3,954	106,204
FB Financial Corp.	4,452	158,714
Fifth Third Bancorp	185,481	5,276,934
Financial Institutions, Inc.	3,951	121,730
First BanCorp	55,682	516,172
First BanCorp/NC	7,588	269,222
First Busey Corp.	12,611	321,581
First Citizens BancShares, Inc. Class A	1,677	883,477
First Commonwealth Financial Corp.	25,236	341,191
First Community Bancshares, Inc.	4,232	124,040
First Financial Bancorp	24,630	592,105
First Financial Bankshares, Inc.	31,320	1,049,846
First Financial Corp.	2,912	121,518
First Foundation, Inc.	9,620	158,730
First Hawaiian, Inc.	34,095	990,801
First Horizon National Corp.	79,957	1,279,312
First Interstate Bancsystem, Inc. Class A	10,574	407,099
First Merchants Corp.	12,739	506,375
First Mid-Illinois Bancshares, Inc.	3,391	111,055
First Midwest Bancorp, Inc.	27,859	555,508
First Republic Bank	42,741	4,739,122
Flushing Financial Corp.	7,119	141,455
FNB Corp.	83,465	974,037
Franklin Financial Network, Inc.	3,610	133,101
Fulton Financial Corp.	42,538	700,601
German American Bancorp, Inc.	6,634	226,816
Glacier Bancorp, Inc.	21,937	929,471
Great Southern Bancorp, Inc.	2,922	166,291
Great Western Bancorp, Inc.	14,286	422,151
Hancock Whitney Corp.	23,166	920,617
Hanmi Financial Corp.	7,924	133,282
Harborone Bancorp, Inc. (a)	7,327	79,938
Heartland Financial USA, Inc.	8,490	415,246
Heritage Commerce Corp.	14,346	166,414
Heritage Financial Corp.	9,138	235,578
Hilltop Holdings, Inc.	18,977	429,639
Home BancShares, Inc.	40,780	779,714
HomeTrust Bancshares, Inc.	4,508	119,552
Hope Bancorp, Inc.	31,225	434,184
Horizon Bancorp, Inc.	10,412	176,171
Huntington Bancshares, Inc.	264,799	3,593,322

See accompanying notes which are an integral part of the financial statements.

30

Common Stocks – continued

	Shares	Value
BANKS – continued
Regional Banks – continued
Iberiabank Corp.	13,456	$978,386
Independent Bank Corp./MA	8,667	625,757
Independent Bank Corp./MI	5,417	115,815
Independent Bank Group, Inc.	8,768	469,263
International Bancshares Corp.	14,338	564,917
Investors Bancorp, Inc.	60,565	731,928
KeyCorp	255,976	4,789,311
Lakeland Bancorp, Inc.	12,199	198,112
Lakeland Financial Corp.	6,612	313,673
Live Oak Bancshares, Inc.	6,370	111,348
M&T Bank Corp.	32,399	5,459,880
Mercantile Bank Corp.	3,864	126,623
Midland States Bancorp, Inc.	5,667	149,722
MidWestOne Financial Group, Inc.	3,737	120,855
National Bank Holdings Corp. Class A	7,662	249,781
NBT Bancorp, Inc.	11,211	423,664
Nicolet Bankshares, Inc. (a)	2,373	167,652
OFG Bancorp	13,351	263,148
Old National Bancorp	39,089	700,084
Opus Bank	7,087	188,762
Origin Bancorp, Inc.	4,422	155,831
Pacific Premier Bancorp, Inc.	13,699	408,230
PacWest Bancorp	30,234	1,059,702
Park National Corp.	3,834	364,115
Peapack Gladstone Financial Corp.	4,374	127,852
Peoples Bancorp, Inc.	5,058	164,587
People’s United Financial, Inc.	113,221	1,745,868
People’s Utah Bancorp	4,164	108,597
Pinnacle Financial Partners, Inc.	18,792	1,109,856
Popular, Inc.	24,754	1,385,234
Preferred Bank	3,959	237,976
Prosperity Bancshares, Inc.	24,173	1,696,945
QCR Holdings, Inc.	4,013	164,934
Regions Financial Corp.	254,576	3,963,748
Renasant Corp.	11,973	382,298
Republic Bancorp, Inc. Class A	2,788	116,817
Republic First Bancorp, Inc. (a)	12,011	38,315
S&T Bancorp, Inc.	9,647	362,631
Sandy Spring Bancorp, Inc.	9,373	326,180
Seacoast Banking Corp. of Florida (a)	13,038	353,982
ServisFirst Bancshares, Inc.	11,669	428,836
Signature Bank	14,087	1,998,804
Simmons First National Corp. Class A	24,270	581,995
South State Corp.	8,737	660,605
Southside Bancshares, Inc.	8,011	281,026
Sterling Bancorp	52,517	1,050,340
Stock Yards Bancorp, Inc.	5,578	216,092
SVB Financial Group (a)	13,171	3,165,386
Synovus Financial Corp.	39,479	1,382,555

	Shares	Value
TCF Financial Corp.	39,265	$1,660,124
Texas Capital Bancshares, Inc. (a)	12,901	709,039
The Bancorp, Inc. (a)	13,032	154,169
The First Bancshares, Inc.	4,188	144,151
The First of Long Island Corp.	6,612	145,861
The PNC Financial Services Group, Inc.	113,908	16,921,033
Tompkins Financial Corp.	3,459	297,785
Towne Bank	18,467	490,299
Trico Bancshares	6,970	253,708
TriState Capital Holdings, Inc. (a)	5,995	137,825
Triumph Bancorp, Inc. (a)	6,501	253,409
Truist Financial Corp.	342,165	17,645,449
Trustmark Corp.	15,570	497,929
UMB Financial Corp.	11,974	795,792
Umpqua Holdings Corp.	56,215	950,034
United Bankshares, Inc.	26,305	902,262
United Community Banks, Inc.	20,250	565,380
Univest Financial Corp.	7,763	192,833
Valley National Bancorp	99,191	1,044,481
Veritex Holdings, Inc.	10,948	310,047
Washington Trust Bancorp, Inc.	4,012	189,888
Webster Financial Corp.	23,614	1,059,324
WesBanco, Inc.	16,547	548,037
Westamerica BanCorp.	6,900	437,184
Western Alliance Bancorp	25,184	1,390,912
Wintrust Financial Corp.	14,541	920,155
Zions Bancorp NA	45,151	2,053,919

		149,872,632

TOTAL BANKS		445,273,683

CAPITAL MARKETS – 21.7%
Asset Management & Custody Banks – 7.5%
Affiliated Managers Group, Inc.	12,923	1,031,902
Ameriprise Financial, Inc.	33,398	5,524,363
Ares Management Corp. Class A	20,623	743,665
Artisan Partners Asset Management, Inc. Class A	13,657	456,144
Assetmark Financial Holdings, Inc. (a)	3,708	108,756
Associated Capital Group, Inc. Class A	1,077	44,986
BlackRock, Inc.	29,579	15,598,486
Blucora, Inc. (a)	12,724	286,926
Brihgtsphere Investment Group (a)	19,879	183,086
Cohen & Steers, Inc.	6,122	452,906
Diamond Hill Investment Group, Inc.	887	124,863
Eaton Vance Corp.	28,920	1,323,090
Federated Investors, Inc. Class B	24,736	896,185
Focus Financial Partners, Inc. Class A (a)	6,633	187,382
Franklin Resources, Inc.	77,186	1,952,806

See accompanying notes which are an integral part of the financial statements.

31

Fidelity® MSCI Financials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
GAMCO Investors, Inc. Class A	1,388	$22,971
Hamilton Lane, Inc. Class A	5,068	329,167
Invesco Ltd.	102,018	1,764,911
Janus Henderson Group PLC	41,563	1,050,297
KKR & Co., Inc. Class A	125,739	4,011,074
Legg Mason, Inc.	22,229	870,265
Northern Trust Corp.	52,087	5,094,630
Pzena Investment Management, Inc. Class A	5,352	43,833
SEI Investments Co.	32,847	2,143,595
State Street Corp.	95,061	7,189,463
T Rowe Price Group, Inc.	60,088	8,023,551
The Bank of New York Mellon Corp.	216,463	9,693,213
The Blackstone Group, Inc. Class A	168,793	10,308,189
Victory Capital Holdings, Inc. Class A	3,862	80,561
Virtus Investment Partners, Inc.	1,833	225,514
Waddell & Reed Financial, Inc. Class A	18,694	298,730
Westwood Holdings Group, Inc.	2,003	56,244
WisdomTree Investments, Inc.	33,462	140,875

		80,262,629

Financial Exchanges & Data – 8.0%
Cboe Global Markets, Inc	28,560	3,519,163
CME Group, Inc.	91,365	19,836,255
Donnelley Financial Solutions, Inc. (a)	8,357	75,715
FactSet Research Systems, Inc.	9,776	2,797,011
Intercontinental Exchange, Inc.	142,987	14,261,523
MarketAxess Holdings, Inc.	9,639	3,413,941
Moody’s Corp.	43,452	11,158,039
Morningstar, Inc.	4,964	778,802
MSCI, Inc.	21,620	6,178,996
Nasdaq, Inc.	29,390	3,422,760
S&P Global, Inc.	62,842	18,458,581
Tradeweb Markets, Inc. Class A	16,191	747,700

		84,648,486

Investment Banking & Brokerage – 6.2%
B. Riley Financial, Inc.	3,501	93,897
BGC Partners, Inc. Class A	68,906	397,588
Cowen, Inc. Class A (a)	6,939	111,510
E*TRADE Financial Corp.	61,208	2,608,685
Evercore Partners, Inc. Class A	10,202	781,677
Greenhill & Co., Inc.	4,628	72,475
Houlihan Lokey, Inc.	10,466	542,662
Interactive Brokers Group, Inc. Class A	18,628	875,516
INTL. FCStone, Inc. (a)	4,194	199,886
Ladenburg Thalmann Financial
Services, Inc.	27,117	94,638
LPL Financial Holdings, Inc.	21,057	1,939,981
Moelis & Co. Class A	12,600	453,600

	Shares	Value
Morgan Stanley	316,271	$16,528,323
Piper Jaffray Cos.	3,496	288,175
PJT Partners, Inc. Class A	5,244	241,329
Raymond James Financial, Inc.	31,966	2,922,651
Stifel Financial Corp.	17,800	1,151,482
TD Ameritrade Holding Corp.	70,027	3,324,882
The Charles Schwab Corp.	300,169	13,672,698
The Goldman Sachs Group, Inc.	82,567	19,630,304
Virtu Financial, Inc. Class A	13,516	225,582

		66,157,541

TOTAL CAPITAL MARKETS		231,068,656

CONSUMER FINANCE – 5.4%
Consumer Finance – 5.4%
Ally Financial, Inc.	99,716	3,193,903
American Express Co.	179,934	23,368,029
Capital One Financial Corp.	120,003	11,976,299
Credit Acceptance Corp. (a)	2,654	1,138,513
Curo Group Holdings Corp. (a)	3,439	35,800
Discover Financial Services	81,245	6,103,937
Encore Capital Group, Inc. (a)	6,894	234,051
Enova International, Inc. (a)	9,016	225,941
Ezcorp, Inc. Class A (a)	13,401	83,354
FirstCash, Inc.	10,951	952,408
Green Dot Corp. Class A (a)	12,794	384,844
LendingClub Corp. (a)	15,527	181,976
LendingTree, Inc. (a)	1,996	621,155
Navient Corp.	53,069	763,132
Nelnet, Inc. Class A	5,145	294,603
OneMain Holdings, Inc.	20,818	882,059
PRA Group, Inc. (a)	11,710	414,066
SLM Corp.	109,131	1,191,711
Synchrony Financial	152,344	4,937,469
World Acceptance Corp. (a)	1,772	153,225

TOTAL CONSUMER FINANCE		57,136,475

DIVERSIFIED FINANCIAL SERVICES – 7.8%
Multi-Sector Holdings – 7.3%
Berkshire Hathaway, Inc. Class B (a)	336,024	75,413,866
Cannae Holdings, Inc. (a)	15,926	647,551
Jefferies Financial Group, Inc.	65,237	1,411,729

		77,473,146

Other Diversified Financial Services – 0.5%
Equitable Holdings, Inc.	107,460	2,581,189
FGL Holdings	42,351	408,687
Voya Financial, Inc.	35,853	2,141,500

		5,131,376

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,618

See accompanying notes which are an integral part of the financial statements.

32

Common Stocks – continued

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – continued
Specialized Finance – continued
On Deck Capital, Inc. (a)	13,497	$55,068

		56,686

TOTAL DIVERSIFIED FINANCIAL SERVICES		82,661,208

INSURANCE – 19.8%
Insurance Brokers – 4.0%
Aon PLC	60,196	13,258,169
Arthur J Gallagher & Co.	47,634	4,885,819
Brown & Brown, Inc.	61,001	2,738,945
Crawford & Co. Class A	4,685	40,947
eHealth, Inc. (a)	5,245	551,564
Goosehead Insurance, Inc. Class A	3,304	172,403
Marsh & McLennan Cos., Inc.	129,185	14,450,634
Willis Towers Watson PLC	32,900	6,951,441

		43,049,922

Life & Health Insurance – 4.4%
Aflac, Inc.	188,913	9,742,244
American Equity Investment Life Holding Co.	22,906	604,948
Athene Holding Ltd. Class A (a)	39,111	1,703,675
Brighthouse Financial, Inc. (a)	28,472	1,107,561
Citizens, Inc. (a)	13,019	78,895
CNO Financial Group, Inc.	39,941	702,562
FBL Financial Group, Inc. Class A	2,830	152,197
Genworth Financial, Inc. Class A (a)	128,452	526,653
Globe Life Inc.	26,515	2,764,454
Independence Holding Co.	1,479	59,885
Lincoln National Corp.	51,107	2,784,309
MetLife, Inc.	203,089	10,095,554
National Western Life Group, Inc. Class A	621	165,186
Primerica, Inc.	10,715	1,270,371
Principal Financial Group, Inc.	71,182	3,769,087
Prudential Financial, Inc.	102,568	9,339,842
Trupanion, Inc. (a)	7,464	238,251
Unum Group	53,231	1,420,735

		46,526,409

Multi-line Insurance – 2.1%
American Financial Group, Inc.	19,529	2,124,560
American International Group, Inc.	221,952	11,155,308
American National Insurance Co.	2,119	233,429
Assurant, Inc.	15,640	2,041,958
Horace Mann Educators Corp.	10,544	453,498
National General Holdings Corp.	17,420	379,233
The Hartford Financial Services Group, Inc.	92,183	5,464,608
Watford Holdings Ltd. (a)	5,227	114,210

		21,966,804

	Shares	Value
Property & Casualty Insurance – 8.3%
Ambac Financial Group, Inc. (a)	11,966	$256,431
AMERISAFE, Inc.	4,938	337,858
Arch Capital Group Ltd. (a)	103,594	4,574,711
Argo Group International Holdings Ltd.	8,863	581,413
Assured Guaranty Ltd.	25,249	1,157,414
Axis Capital Holdings Ltd.	21,462	1,378,934
Chubb Ltd.	116,282	17,673,701
Cincinnati Financial Corp.	39,760	4,172,812
Donegal Group, Inc. Class A	3,733	52,075
Employers Holdings, Inc.	7,955	339,281
Erie Indemnity Co. Class A	6,483	1,079,420
Fidelity National Financial, Inc.	70,202	3,422,347
First American Financial Corp.	28,598	1,772,504
Global Indemnity Ltd.	2,292	72,267
HCI Group, Inc.	1,713	75,835
Heritage Insurance Holdings, Inc.	6,935	83,636
James River Group Holdings Ltd.	7,728	331,840
Kemper Corp.	14,487	1,078,123
Kinsale Capital Group, Inc.	5,132	586,177
Loews Corp.	69,436	3,572,482
Markel Corp. (a)	3,527	4,137,065
MBIA, Inc. (a)	20,272	183,664
Mercury General Corp.	7,052	346,183
Old Republic International Corp.	73,850	1,665,317
Palomar Holdings, Inc. (a)	2,895	154,738
ProAssurance Corp.	13,418	407,505
ProSight Global, Inc. (a)	2,753	39,836
RLI Corp.	9,740	905,917
Safety Insurance Group, Inc.	3,679	338,762
Selective Insurance Group, Inc.	15,187	1,006,139
State Auto Financial Corp.	4,512	135,856
Stewart Information Services Corp.	6,072	253,506
The Allstate Corp.	84,002	9,957,597
The Hanover Insurance Group, Inc.	10,122	1,402,707
The Progressive Corp.	149,169	12,036,447
The Travelers Cos., Inc.	66,436	8,744,306
United Fire Group, Inc.	5,633	249,317
United Insurance Holdings Corp.	5,499	55,760
Universal Insurance Holdings, Inc.	8,466	206,062
White Mountains Insurance Group Ltd.	818	913,886
WR Berkley Corp.	37,628	2,766,787

		88,506,618

Reinsurance – 1.0%
Alleghany Corp. (a)	3,668	2,925,817
Enstar Group Ltd. (a)	2,972	580,402
Everest Re Group Ltd.	10,395	2,874,945
Greenlight Capital Re Ltd. Class A (a)	7,302	67,982
Reinsurance Group of America, Inc.	16,008	2,305,952
RenaissanceRe Holdings Ltd.	11,267	2,134,420

See accompanying notes which are an integral part of the financial statements.

33

Fidelity® MSCI Financials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INSURANCE – continued
Reinsurance – continued
Third Point Reinsurance Ltd. (a)	19,194	$209,023

		11,098,541

TOTAL INSURANCE		211,148,294

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.9%
Mortgage REITs – 1.9%
AG Mortgage Investment Trust, Inc.	8,604	136,373
AGNC Investment Corp.	140,142	2,605,240
Annaly Capital Management, Inc.	372,549	3,636,078
Anworth Mortgage Asset Corp.	26,263	94,022
Apollo Commercial Real Estate
Finance, Inc.	37,427	684,166
Ares Commercial Real Estate Corp.	6,644	108,563
ARMOUR Residential REIT, Inc.	15,444	297,451
Blackstone Mortgage Trust, Inc.
Class A	32,633	1,246,581
Capstead Mortgage Corp.	24,119	198,258
Chimera Investment Corp.	48,234	1,022,561
Colony Credit Real Estate, Inc.	21,773	271,074
Dynex Capital, Inc.	6,375	113,603
Ellington Financial, Inc.	9,230	168,632
Exantas Capital Corp.	8,235	99,479
Granite Point Mortgage Trust, Inc.	13,835	253,042
Invesco Mortgage Capital, Inc.	36,559	639,417
KKR Real Estate Finance Trust, Inc.	6,790	142,929
Ladder Capital Corp.	23,253	426,693
MFA Financial, Inc.	116,378	907,748
New Residential Investment Corp.	106,574	1,784,049
New York Mortgage Trust, Inc.	81,797	519,411
PennyMac Mortgage Investment Trust	22,051	512,686
Ready Capital Corp.	9,798	159,903
Redwood Trust, Inc.	28,099	495,385
Starwood Property Trust, Inc.	71,926	1,845,621
TPG RE Finance Trust, Inc.	11,216	229,592
Two Harbors Investment Corp.	69,962	1,067,620
Western Asset Mortgage Capital Corp.	14,409	152,879

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		19,819,056

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Axos Financial, Inc. (a)	13,975	393,676
Capitol Federal Financial, Inc.	34,517	454,934
Columbia Financial, Inc. (a)	14,795	248,112
Essent Group Ltd.	24,004	1,190,838
Federal Agricultural Mortgage Corp. Class C	2,336	178,237

	Shares	Value
First Defiance Financial Corp.	5,342	$157,001
Flagstar Bancorp, Inc.	9,404	331,397
HomeStreet, Inc. (a)	5,760	184,954
Kearny Financial Corp.	21,327	263,388
Luther Burbank Corp.	5,654	58,293
Merchants Bancorp	2,346	46,169
Meridian Bancorp, Inc.	13,216	237,756
Meta Financial Group, Inc.	8,634	321,358
MGIC Investment Corp.	90,605	1,249,443
Mr Cooper Group, Inc. (a)	19,091	236,347
New York Community Bancorp, Inc.	119,488	1,321,537
NMI Holdings, Inc. Class A (a)	17,340	553,493
Northfield Bancorp, Inc.	11,730	186,390
Northwest Bancshares, Inc.	25,901	407,293
OceanFirst Financial Corp.	14,686	341,596
Ocwen Financial Corp. (a)	33,613	41,344
Provident Financial Services, Inc.	16,061	366,351
Radian Group, Inc.	52,005	1,273,602
Sterling Bancorp, Inc.	4,554	33,381
TFS Financial Corp.	14,492	296,072
TrustCo Bank Corp.	24,807	196,720
United Community Financial Corp.	13,113	143,325
Walker & Dunlop, Inc.	7,490	497,111
Washington Federal, Inc.	20,310	690,540
Waterstone Financial, Inc.	6,717	117,480
WSFS Financial Corp.	13,100	522,559

TOTAL THRIFTS & MORTGAGE FINANCE		12,540,697

TOTAL COMMON STOCKS (Cost $975,372,221)		1,059,648,069

Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (c) (Cost $2,447,000)	2,447,000	2,447,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $977,819,221)		1,062,095,069

NET OTHER ASSETS (LIABILITIES) – 0.1%		853,485

NET ASSETS – 100.0%		$1,062,948,554

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

34

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Future Contracts	4	March 2020	$322,940	$(7,193)	$(7,193)
CME E-mini S&P Financial Select Sector Index Future Contracts	32	March 2020	2,948,400	(64,270)	(64,270)

Total Equity Index Contracts					$(71,463)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,059,648,069	$1,059,646,451	$—	$1,618

Money Market Funds	2,447,000	2,447,000	—	—

Total Investments in Securities:	$1,062,095,069	$1,062,093,451	$—	$1,618

Derivative Instruments:
Liabilities

Futures Contracts	$(71,463)	$(71,463)	$—	$—

Total Liabilities	$(71,463)	$(71,463)	$—	$—

Total Derivative Instruments:	$(71,463)	$(71,463)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$0	$(71,463)

Total Equity Risk	0	(71,463)

Total Value of Derivatives	$0	$(71,463)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

35

Fidelity® MSCI Health Care Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
BIOTECHNOLOGY – 16.8%
Biotechnology – 16.8%
AbbVie, Inc.	588,431	$47,674,680
ACADIA Pharmaceuticals, Inc. (a)	43,133	1,722,732
Acceleron Pharma, Inc. (a)	17,973	1,631,589
Adverum Biotechnologies, Inc. (a)	21,691	214,090
Agenus, Inc. (a)	45,405	169,815
Agios Pharmaceuticals, Inc. (a)	24,132	1,175,952
Aimmune Therapeutics, Inc. (a)	15,250	473,513
Akcea Therapeutics, Inc. (a)	7,657	132,236
Akebia Therapeutics, Inc. (a)	31,648	228,499
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alexion Pharmaceuticals, Inc. (a)	89,287	8,874,235
Alkermes PLC (a)	62,511	1,088,317
Allakos, Inc. (a)	9,570	690,954
Allogene Therapeutics, Inc. (a)	9,524	206,861
Alnylam Pharmaceuticals, Inc. (a)	44,214	5,075,325
AMAG Pharmaceuticals, Inc. (a)	12,165	107,782
Amgen, Inc.	238,678	51,566,382
Amicus Therapeutics, Inc. (a)	100,885	891,823
AnaptysBio, Inc. (a)	9,521	138,245
Anika Therapeutics, Inc. (a)	5,392	221,665
Apellis Pharmaceuticals, Inc. (a)	23,256	956,054
Arcus Biosciences, Inc. (a)	9,477	83,208
Arena Pharmaceuticals, Inc. (a)	19,786	904,022
Arrowhead Pharmaceuticals, Inc. (a)	33,977	1,423,976
Assembly Biosciences, Inc. (a)	11,159	195,952
Atara Biotherapeutics, Inc. (a)	18,686	247,216
Athenex, Inc. (a)	18,083	242,131
Avrobio, Inc. (a)	9,195	199,807
BioCryst Pharmaceuticals, Inc. (a)	58,693	167,275
Biogen, Inc. (a)	73,410	19,736,278
Biohaven Pharmaceutical Holding Co. Ltd. (a)	17,635	855,121
BioMarin Pharmaceutical, Inc. (a)	71,342	5,957,057
BioSpecifics Technologies Corp. (a)	2,119	125,191
Bluebird Bio, Inc. (a)	22,075	1,759,157
Blueprint Medicines Corp. (a)	18,708	1,187,023
CareDx, Inc. (a)	15,479	373,973
Catalyst Pharmaceuticals, Inc. (a)	36,265	149,049
ChemoCentryx, Inc. (a)	15,003	636,427
Coherus Biosciences, Inc. (a)	20,707	373,554
Crinetics Pharmaceuticals, Inc. (a)	3,776	81,108
CRISPR Therapeutics AG (a)	10,822	562,203
Cyclerion Therapeutics, Inc. (a)	5,544	18,184
Cytokinetics, Inc. (a)	20,759	255,336
CytomX Therapeutics, Inc. (a)	18,517	137,396
Deciphera Pharmaceuticals, Inc. (a)	9,873	618,346
Denali Therapeutics, Inc. (a)	25,133	582,080
Dicerna Pharmaceuticals, Inc. (a)	20,183	398,513
Dynavax Technologies Corp. (a)	32,803	165,655

	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	4,308	$231,857
Editas Medicine, Inc. (a)	17,523	463,133
Eidos Therapeutics, Inc. (a)	2,882	153,553
Emergent BioSolutions, Inc. (a)	17,407	958,952
Enanta Pharmaceuticals, Inc. (a)	5,779	297,850
Epizyme, Inc. (a)	29,144	609,984
Esperion Therapeutics, Inc. (a)	9,610	519,709
Exact Sciences Corp. (a)	58,131	5,422,460
Exelixis, Inc. (a)	120,534	2,073,185
Fate Therapeutics, Inc. (a)	23,829	604,303
FibroGen, Inc. (a)	31,221	1,306,599
Flexion Therapeutics, Inc. (a)	12,559	220,034
Forty Seven, Inc. (a)	11,221	413,718
G1 Therapeutics, Inc. (a)	10,204	197,549
Geron Corp. (a)	76,971	100,832
Gilead Sciences, Inc.	504,045	31,855,644
Global Blood Therapeutics, Inc. (a)	24,013	1,567,088
Gossamer Bio, Inc. (a)	7,752	102,947
Halozyme Therapeutics, Inc. (a)	52,644	999,183
Heron Therapeutics, Inc. (a)	33,415	697,037
Homology Medicines, Inc. (a)	7,588	118,752
ImmunoGen, Inc. (a)	68,140	321,962
Immunomedics, Inc. (a)	60,834	1,129,687
Incyte Corp. (a)	72,656	5,308,974
Insmed, Inc. (a)	33,581	689,754
Intellia Therapeutics, Inc. (a)	13,558	161,476
Intercept Pharmaceuticals, Inc. (a)	10,465	967,071
Invitae Corp. (a)	35,820	668,043
Ionis Pharmaceuticals, Inc. (a)	53,036	3,093,060
Iovance Biotherapeutics, Inc. (a)	41,847	909,754
Ironwood Pharmaceuticals, Inc. (a)	62,103	750,204
Karyopharm Therapeutics, Inc. (a)	19,985	322,758
Kodiak Sciences, Inc. (a)	10,154	620,105
Krystal Biotech, Inc. (a)	4,572	238,933
Kura Oncology, Inc. (a)	14,024	164,642
Lexicon Pharmaceuticals, Inc. (a)	19,319	59,696
Ligand Pharmaceuticals, Inc. (a)	7,556	663,492
MacroGenics, Inc. (a)	18,588	171,939
Madrigal Pharmaceuticals, Inc. (a)	3,330	276,457
MeiraGTx Holdings PLC (a)	6,210	112,463
Mirati Therapeutics, Inc. (a)	10,113	878,112
Momenta Pharmaceuticals, Inc. (a)	44,932	1,303,927
Myovant Sciences Ltd. (a)	16,323	207,302
Myriad Genetics, Inc. (a)	29,564	817,445
Natera, Inc. (a)	19,525	683,570
Neurocrine Biosciences, Inc. (a)	34,615	3,464,269
Opko Health, Inc. (a)	130,501	189,226
PDL BioPharma, Inc. (a)	47,301	155,620
Portola Pharmaceuticals, Inc. (a)	29,012	371,063
Preciden, Inc.	28,391	132,018
Principia Biopharma, Inc. (a)	8,915	469,375

See accompanying notes which are an integral part of the financial statements.

36

Common Stocks – continued

	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Progenics Pharmaceuticals, Inc. (a)	35,663	$159,057
Prothena Corp. PLC (a)	15,783	192,079
PTC Therapeutics, Inc. (a)	21,143	1,088,865
Puma Biotechnology, Inc. (a)	11,752	92,371
Ra Pharmaceuticals, Inc. (a)	12,129	568,486
Radius Health, Inc. (a)	17,647	309,881
Regeneron Pharmaceuticals, Inc. (a)	32,232	10,892,482
REGENXBIO, Inc. (a)	13,017	566,630
Retrophin, Inc. (a)	15,142	234,095
Rhythm Pharmaceuticals, Inc. (a)	11,648	204,306
Rigel Pharmaceuticals, Inc. (a)	69,003	155,947
Rocket Pharmaceuticals, Inc. (a)	12,960	265,421
Rubius Therapeutics, Inc. (a)	12,531	97,742
Sage Therapeutics, Inc. (a)	20,485	1,357,746
Sangamo Therapeutics, Inc. (a)	45,701	334,988
Sarepta Therapeutics, Inc. (a)	29,663	3,439,721
Scholar Rock Holding Corp. (a)	7,429	91,302
Seattle Genetics, Inc. (a)	47,011	5,095,522
Solid Biosciences, Inc. (a)	10,084	33,781
Spectrum Pharmaceuticals, Inc. (a)	41,274	104,423
Stemline Therapeutics, Inc. (a)	17,190	113,970
Stoke Therapeutics, Inc. (a)	3,264	91,261
TG Therapeutics, Inc. (a)	34,375	488,469
Translate Bio, Inc. (a)	8,340	59,798
Turning Point Therapeutics, Inc. (a)	7,103	415,526
Twist Bioscience Corp. (a)	4,364	108,402
Ultragenyx Pharmaceutical, Inc. (a)	21,890	1,150,319
uniQure N.V. (a)	13,766	792,371
United Therapeutics Corp. (a)	17,392	1,698,677
Vanda Pharmaceuticals, Inc. (a)	18,580	236,895
Veracyte, Inc. (a)	18,261	479,351
Vericel Corp. (a)	16,750	274,700
Vertex Pharmaceuticals, Inc. (a)	102,299	23,226,988
Viking Therapeutics, Inc. (a)	26,315	165,258
Voyager Therapeutics, Inc. (a)	10,832	119,477
Xencor, Inc. (a)	20,153	683,993
Y-mAbs Therapeutics, Inc. (a)	7,676	253,231
ZIOPHARM Oncology, Inc. (a)	53,711	211,621

TOTAL BIOTECHNOLOGY		290,767,746

HEALTH CARE EQUIPMENT & SUPPLIES – 25.6%
Health Care Equipment – 23.6%
Abbott Laboratories	703,418	61,295,845
ABIOMED, Inc. (a)	18,069	3,366,074
AngioDynamics, Inc. (a)	14,409	198,412
AtriCure, Inc. (a)	15,704	610,886
AxoGen, Inc. (a)	13,743	169,863
Axonics Modulation Technologies, Inc. (a)	6,553	190,234

	Shares	Value
Baxter International, Inc.	193,039	$17,222,940
Becton Dickinson and Co.	107,440	29,565,339
Boston Scientific Corp. (a)	554,397	23,212,602
Cantel Medical Corp.	14,869	967,377
Cardiovascular Systems, Inc. (a)	14,036	637,094
CONMED Corp.	11,222	1,141,053
CryoLife, Inc. (a)	15,210	452,345
CryoPort, Inc. (a)	14,117	252,835
Cutera, Inc. (a)	4,477	126,162
Danaher Corp.	248,758	40,017,699
DexCom, Inc. (a)	36,304	8,740,188
Edwards Lifesciences Corp. (a)	82,771	18,198,032
Envista Holdings Corp. (a)	47,211	1,396,973
GenMark Diagnostics, Inc. (a)	20,958	112,964
Glaukos Corp. (a)	15,455	869,344
Globus Medical, Inc. Class A (a)	30,475	1,593,233
Heska Corp. (a)	2,953	295,861
Hill-Rom Holdings, Inc.	26,592	2,831,782
Hologic, Inc. (a)	106,483	5,698,970
IDEXX Laboratories, Inc. (a)	34,264	9,285,887
Inogen, Inc. (a)	7,428	328,838
Insulet Corp. (a)	23,985	4,654,049
Integer Holdings Corp. (a)	12,966	1,107,296
Integra LifeSciences Holdings Corp. (a)	28,819	1,586,198
Intuitive Surgical, Inc. (a)	45,870	25,677,109
iRhythm Technologies, Inc. (a)	9,952	852,190
LeMaitre Vascular, Inc.	6,929	249,340
LivaNova PLC (a)	19,168	1,302,849
Masimo Corp. (a)	20,170	3,441,002
Medtronic PLC	533,980	61,642,651
Mesa Laboratories, Inc.	1,544	405,207
Natus Medical, Inc. (a)	13,461	421,195
Nevro Corp. (a)	12,232	1,625,755
Novocure Ltd. (a)	31,348	2,553,608
NuVasive, Inc. (a)	20,815	1,605,253
Orthofix Medical, Inc. (a)	7,468	323,066
Penumbra, Inc. (a)	12,458	2,185,881
ResMed, Inc.	57,180	9,089,905
Shockwave Medical, Inc. (a)	2,782	120,794
Steris PLC	33,705	5,079,006
Stryker Corp.	134,003	28,234,432
Surmodics, Inc. (a)	5,326	209,791
Tactile Systems Technology, Inc. (a)	6,882	386,700
Tandem Diabetes Care, Inc. (a)	21,084	1,603,227
Teleflex, Inc.	18,384	6,829,840
Varex Imaging Corp. (a)	15,097	417,432
Varian Medical Systems, Inc. (a)	36,278	5,099,598
ViewRay, Inc. (a)	44,449	138,681
Wright Medical Group N.V. (a)	48,070	1,448,830
Zimmer Biomet Holdings, Inc.	81,714	12,085,501

		409,155,218

See accompanying notes which are an integral part of the financial statements.

37

Fidelity® MSCI Health Care Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – 2.0%
Align Technology, Inc. (a)	30,214	$7,768,019
Antares Pharma, Inc. (a)	60,301	221,305
Atrion Corp.	601	432,233
Avanos Medical, Inc. (a)	19,135	526,978
Cerus Corp. (a)	56,993	228,542
DENTSPLY SIRONA, Inc.	89,141	4,991,896
Haemonetics Corp. (a)	20,276	2,177,440
ICU Medical, Inc. (a)	7,815	1,426,003
Lantheus Holdings, Inc. (a)	15,322	268,288
Meridian Bioscience, Inc.	16,681	164,141
Merit Medical Systems, Inc. (a)	22,184	807,941
Neogen Corp. (a)	20,883	1,404,799
OraSure Technologies, Inc. (a)	23,847	168,121
OrthoPediatrics Corp. (a)	4,248	195,111
Quidel Corp. (a)	14,795	1,136,256
Quotient Ltd. (a)	27,651	206,138
Silk Road Medical, Inc. (a)	7,282	338,904
STAAR Surgical Co. (a)	13,328	448,354
The Cooper Cos., Inc.	19,714	6,838,590
West Pharmaceutical Services, Inc.	29,339	4,575,417

		34,324,476

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		443,479,694

HEALTH CARE PROVIDERS & SERVICES – 18.5%
Health Care Distributors – 1.6%
AmerisourceBergen Corp.	62,116	5,314,645
Cardinal Health, Inc.	118,672	6,077,193
Covetrus, Inc. (a)	40,415	497,105
Henry Schein, Inc. (a)	59,015	4,068,494
McKesson Corp.	73,591	10,494,813
Owens & Minor, Inc.	24,951	156,193
Patterson Cos., Inc.	34,205	752,852
PetIQ, Inc. (a)	8,059	239,755

		27,601,050

Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (a)	35,013	1,124,968
Brookdale Senior Living, Inc. (a)	65,858	434,004
Community Health Systems, Inc. (a)	37,025	158,837
Encompass Health Corp.	39,375	3,033,056
Hanger, Inc. (a)	13,135	320,888
HCA Healthcare, Inc.	108,568	15,069,238
National HealthCare Corp.	4,483	376,213
Select Medical Holdings Corp. (a)	45,871	1,047,694
Surgery Partners, Inc. (a)	7,673	129,444
Tenet Healthcare Corp. (a)	34,779	1,100,408
The Ensign Group, Inc.	20,034	905,537
The Pennant Group, Inc. (a)	9,830	259,512
Universal Health Services, Inc. Class B	32,304	4,429,201

	Shares	Value
US Physical Therapy, Inc.	5,041	$590,503

		28,979,503

Health Care Services – 5.5%
Addus HomeCare Corp. (a)	5,528	521,512
Amedisys, Inc. (a)	12,800	2,259,072
AMN Healthcare Services, Inc. (a)	18,669	1,257,917
Apollo Medical Holdings, Inc. (a)	9,736	174,469
BioTelemetry, Inc. (a)	13,513	661,056
Chemed Corp.	6,323	2,953,094
Cigna Corp. (a)	150,286	28,912,021
CorVel Corp. (a)	3,965	363,075
Cross Country Healthcare, Inc. (a)	14,119	139,778
CVS Health Corp.	517,593	35,103,157
DaVita, Inc. (a)	41,305	3,299,030
Diplomat Pharmacy, Inc. (a)	23,369	93,009
Guardant Health, Inc. (a)	14,779	1,123,795
Laboratory Corp. of America Holdings (a)	38,902	6,823,411
LHC Group, Inc. (a)	11,865	1,729,324
MEDNAX, Inc. (a)	33,384	770,169
National Research Corp. Class A	4,866	329,282
Option Care Health, Inc. (a)	55,721	232,914
Premier, Inc. Class A (a)	25,160	874,813
Quest Diagnostics, Inc.	53,538	5,925,050
R1 RCM, Inc. (a)	35,314	441,425
RadNet, Inc. (a)	17,043	384,660
The Providence Service Corp. (a)	4,612	299,088
Tivity Health, Inc. (a)	19,339	418,593

		95,089,714

Managed Health Care – 9.7%
Anthem, Inc.	101,815	27,009,483
Centene Corp. (a)	232,294	14,590,386
HealthEquity, Inc. (a)	28,176	1,861,307
Humana, Inc.	53,764	18,077,607
Magellan Health, Inc. (a)	9,081	664,820
Molina Healthcare, Inc. (a)	23,710	2,915,619
Triple-S Management Corp. Class B (a)	9,885	174,174
UnitedHealth Group, Inc.	377,173	102,760,784

		168,054,180

TOTAL HEALTH CARE PROVIDERS & SERVICES		319,724,447

HEALTH CARE TECHNOLOGY – 1.5%
Health Care Technology – 1.5%
Allscripts Healthcare Solutions, Inc. (a)	66,934	574,294
Cerner Corp.	126,719	9,102,226
Change Healthcare, Inc. (a)	19,804	307,358
Computer Programs & Systems, Inc.	5,567	144,742
Evolent Health, Inc. Class A (a)	29,841	300,797
Health Catalyst, Inc. (a)	3,612	117,932
HealthStream, Inc. (a)	10,689	273,104

See accompanying notes which are an integral part of the financial statements.

38

Common Stocks – continued

	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
HMS Holdings Corp. (a)	34,759	$949,616
Inovalon Holdings, Inc. Class A (a)	26,699	540,922
Inspire Medical Systems, Inc. (a)	4,880	365,024
NextGen Healthcare, Inc. (a)	19,235	266,597
Omnicell, Inc. (a)	16,501	1,341,201
Phreesia, Inc. (a)	7,083	219,573
Simulations Plus, Inc.	4,872	158,730
Tabula Rasa HealthCare, Inc. (a)	7,659	444,758
Teladoc Health, Inc. (a)	27,319	2,778,615
Veeva Systems, Inc. Class A (a)	51,776	7,590,879
Vocera Communications, Inc. (a)	12,868	283,482

TOTAL HEALTH CARE TECHNOLOGY		25,759,850

LIFE SCIENCES TOOLS & SERVICES – 7.3%
Life Sciences Tools & Services – 7.3%
Accelerate Diagnostics, Inc. (a)	12,025	202,020
Agilent Technologies, Inc.	123,168	10,168,750
Bio-Rad Laboratories, Inc. Class A (a)	8,840	3,190,533
Bio-Techne Corp.	15,160	3,183,145
Bruker Corp.	43,239	2,139,033
Charles River Laboratories International, Inc. (a)	19,414	3,001,016
Codexis, Inc. (a)	21,981	344,662
Fluidigm Corp. (a)	27,057	103,899
Illumina, Inc. (a)	58,506	16,970,835
IQVIA Holdings, Inc. (a)	66,608	10,340,892
Luminex Corp.	16,141	366,159
Medpace Holdings, Inc. (a)	11,419	976,895
Mettler-Toledo International, Inc. (a)	9,790	7,412,792
NanoString Technologies, Inc. (a)	13,364	363,100
NeoGenomics, Inc. (a)	39,461	1,271,828
Pacific Biosciences of California, Inc. (a)	50,308	234,938
PerkinElmer, Inc.	44,293	4,096,217
PRA Health Sciences, Inc. (a)	24,964	2,529,103
Quanterix Corp. (a)	5,419	146,909
Repligen Corp. (a)	18,391	1,846,273
Syneos Health, Inc. (a)	24,767	1,519,703
Thermo Fisher Scientific, Inc.	159,387	49,918,415
Waters Corp. (a)	26,600	5,952,814

TOTAL LIFE SCIENCES TOOLS & SERVICES		126,279,931

PHARMACEUTICALS – 30.0%
Pharmaceuticals – 30.0%
Aerie Pharmaceuticals, Inc. (a)	17,679	362,066
Akorn, Inc. (a)	36,519	55,874
Allergan PLC	130,556	24,366,972
Amneal Pharmaceuticals, Inc. (a)	41,504	186,353
Amphastar Pharmaceuticals, Inc. (a)	14,106	266,744

	Shares	Value
ANI Pharmaceuticals, Inc. (a)	3,729	$231,198
Arvinas Holding Co. LLC (a)	7,546	365,679
Axsome Therapeutics, Inc. (a)	9,608	834,167
BioDelivery Sciences International, Inc. (a)	31,942	167,696
Bristol-Myers Squibb Co.	933,106	58,739,023
Cara Therapeutics, Inc. (a)	16,602	267,292
Catalent, Inc. (a)	58,008	3,544,289
Collegium Pharmaceutical, Inc. (a)	10,454	210,282
Corcept Therapeutics, Inc. (a)	41,109	520,851
Cymabay Therapeutics, Inc. (a)	23,850	36,729
Dermira, Inc. (a)	18,848	357,170
Elanco Animal Health, Inc. (a)	157,485	4,866,286
Eli Lilly & Co.	345,814	48,289,467
Endo International PLC (a)	82,561	468,121
Evolus, Inc. (a)	8,986	91,927
Horizon Therapeutics PLC (a)	74,355	2,564,504
Innoviva, Inc. (a)	27,735	382,882
Intersect ENT, Inc. (a)	12,772	330,028
Intra-Cellular Therapies, Inc. (a)	23,283	528,291
Jazz Pharmaceuticals PLC (a)	22,555	3,233,259
Johnson & Johnson	1,050,378	156,369,773
Lannett Co., Inc. (a)	13,895	113,105
Merck & Co., Inc.	1,019,020	87,065,069
Mylan N.V. (a)	205,008	4,391,271
MyoKardia, Inc. (a)	17,454	1,187,396
Nektar Therapeutics (a)	69,833	1,388,978
Odonate Therapeutics, Inc. (a)	5,553	162,148
Omeros Corp. (a)	19,143	244,265
Optinose, Inc. (a)	9,068	71,002
Pacira BioSciences, Inc. (a)	14,918	644,756
Perrigo Co. PLC	51,475	2,936,134
Pfizer, Inc.	2,201,337	81,977,790
Phibro Animal Health Corp. Class A	8,182	194,077
Prestige Consumer Healthcare, Inc. (a)	19,915	807,752
Reata Pharmaceuticals, Inc. Class A (a)	7,771	1,700,217
Revance Therapeutics, Inc. (a)	18,443	412,570
SIGA Technologies, Inc. (a)	20,864	107,450
Supernus Pharmaceuticals, Inc. (a)	20,756	474,690
TherapeuticsMD, Inc. (a)	94,434	212,476
Theravance Biopharma, Inc. (a)	17,219	480,066
Tilray, Inc. Class 2 (a)	9,034	158,456
Tricida, Inc. (a)	8,015	282,609
WaVe Life Sciences Ltd. (a)	7,730	54,883
Zoetis, Inc.	190,066	25,508,758
Zogenix, Inc. (a)	16,273	819,671

TOTAL PHARMACEUTICALS		519,032,512

TOTAL COMMON STOCKS (Cost $1,518,865,949)		1,725,044,180

See accompanying notes which are an integral part of the financial statements.

39

Fidelity® MSCI Health Care Index ETF

Schedule of Investments (Unaudited) – continued

Money Market Fund – 0.2%

	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (c) (Cost $2,645,000)	2,645,000	$2,645,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,521,510,949)		1,727,689,180

NET OTHER ASSETS (LIABILITIES) – 0.1%		2,098,869

NET ASSETS – 100.0%		$1,729,788,049

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Future Contracts	5	March 2020	$403,675	$(14,383)	$(14,383)
CME E-mini S&P Health Care Select Sector Index Future Contracts	41	March 2020	4,103,280	(145,321)	(145,321)

Total Equity Index Contracts					$(159,704)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,725,044,180	$1,725,024,339	$—	$19,841

Money Market Funds	2,645,000	2,645,000	—	—

Total Investments in Securities:	$1,727,689,180	$1,727,669,339	$—	$19,841

Derivative Instruments:
Liabilities

Futures Contracts	$(159,704)	$(159,704)	$—	$—

Total Liabilities	$(159,704)	$(159,704)	$—	$—

Total Derivative Instruments:	$(159,704)	$(159,704)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$0	$(159,704)

Total Equity Risk	0	(159,704)

Total Value of Derivatives	$0	$(159,704)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

40

Fidelity® MSCI Industrials Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
AEROSPACE & DEFENSE – 24.8%
Aerospace & Defense – 24.8%
AAR Corp.	5,046	$214,859
Aerojet Rocketdyne Holdings, Inc. (a)	10,721	558,242
Aerovironment, Inc. (a)	3,302	219,946
Arconic, Inc.	59,979	1,796,371
Astronics Corp. (a)	3,776	95,155
Axon Enterprise, Inc. (a)	8,928	685,760
BWX Technologies, Inc.	14,371	913,852
Cubic Corp.	4,523	295,307
Curtiss-Wright Corp.	6,124	890,613
Ducommun, Inc. (a)	1,633	66,839
General Dynamics Corp.	37,157	6,518,824
HEICO Corp.	6,539	800,570
HEICO Corp. Class A	11,551	1,110,629
Hexcel Corp.	12,837	952,762
Huntington Ingalls Industries, Inc.	6,258	1,633,338
Kratos Defense & Security Solutions, Inc. (a)	13,594	249,314
L3Harris Technologies, Inc.	33,792	7,479,183
Lockheed Martin Corp.	38,465	16,467,636
Maxar Technologies, Inc.	9,025	144,039
Mercury Systems, Inc. (a)	8,359	641,553
Moog, Inc. Class A	4,897	438,820
National Presto Industries, Inc.	716	61,712
Northrop Grumman Corp.	24,326	9,111,790
Park Aerospace Corp.	2,760	42,697
Parsons Corp. (a)	3,763	153,907
Raytheon Co.	42,154	9,313,505
Spirit AeroSystems Holdings, Inc. Class A	15,626	1,020,690
Teledyne Technologies, Inc. (a)	5,506	2,010,020
Textron, Inc.	34,849	1,600,615
The Boeing Co.	80,904	25,749,316
TransDigm Group, Inc.	7,290	4,689,511
Triumph Group, Inc.	7,551	154,267
United Technologies Corp.	124,054	18,632,911
Vectrus, Inc. (a)	1,742	97,116

TOTAL AEROSPACE & DEFENSE		114,811,669

AIR FREIGHT & LOGISTICS – 4.7%
Air Freight & Logistics – 4.7%
Air Transport Services Group, Inc. (a)	2,210	46,344
Atlas Air Worldwide Holdings, Inc. (a)	931	20,808
CH Robinson Worldwide, Inc.	20,501	1,480,582
Echo Global Logistics, Inc. (a)	4,267	82,694
Expeditors International of Washington, Inc.	25,837	1,887,135
FedEx Corp.	37,506	5,424,868
Forward Air Corp.	4,240	277,508
Hub Group, Inc. Class A (a)	5,059	267,469

	Shares	Value
United Parcel Service, Inc. Class B	105,688	$10,940,822
XPO Logistics, Inc. (a)	13,970	1,242,212

TOTAL AIR FREIGHT & LOGISTICS		21,670,442

AIRLINES – 0.9%
Airlines – 0.9%
Allegiant Travel Co.	611	102,672
American Airlines Group, Inc.	16,853	452,335
Delta Air Lines, Inc.	24,691	1,376,276
Hawaiian Holdings, Inc.	1,734	48,344
SkyWest, Inc.	1,925	106,202
Southwest Airlines Co.	20,344	1,118,513
Spirit Airlines, Inc. (a)	2,593	106,495
United Airlines Holdings, Inc. (a)	9,725	727,430

TOTAL AIRLINES		4,038,267

BUILDING PRODUCTS – 4.2%
Building Products – 4.2%
AAON, Inc.	6,287	329,690
Advanced Drainage Systems, Inc.	7,600	315,932
Allegion PLC	14,132	1,827,550
American Woodmark Corp. (a)	2,285	250,550
AO Smith Corp.	20,945	894,142
Apogee Enterprises, Inc.	3,763	119,739
Armstrong World Industries, Inc.	6,973	699,601
Builders FirstSource, Inc. (a)	17,364	430,540
Continental Building Products, Inc. (a)	5,308	196,343
Cornerstone Building Brands, Inc. (a)	10,176	87,310
CSW Industrials, Inc.	2,246	170,426
Fortune Brands Home & Security, Inc.	21,187	1,455,759
Gibraltar Industries, Inc. (a)	4,882	266,167
Griffon Corp.	5,620	116,840
Insteel Industries, Inc.	2,846	63,665
JELD-WEN Holding, Inc. (a)	9,829	234,717
Johnson Controls International PLC	120,707	4,761,891
Lennox International, Inc.	5,277	1,229,435
Masco Corp.	43,807	2,081,709
Masonite International Corp. (a)	3,767	282,939
Owens Corning	16,473	996,452
Patrick Industries, Inc.	3,434	178,156
PGT Innovations, Inc. (a)	8,727	135,269
Quanex Building Products Corp.	4,995	88,511
Resideo Technologies, Inc. (a)	18,324	186,538
Simpson Manufacturing Co., Inc.	6,061	501,063
Trex Co., Inc. (a)	8,853	869,719
Universal Forest Products, Inc.	9,095	435,651

TOTAL BUILDING PRODUCTS		19,206,304

See accompanying notes which are an integral part of the financial statements.

41

Fidelity® MSCI Industrials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 7.4%
Commercial Printing – 0.3%
Brady Corp. Class A	7,409	$410,236
Cimpress PLC (a)	3,199	382,696
Deluxe Corp.	6,554	315,903
Ennis, Inc.	3,967	82,752
Quad/Graphics, Inc.	4,810	20,442
RR Donnelley & Sons Co.	10,674	25,618

		1,237,647

Diversified Support Services – 2.1%
Cintas Corp.	13,184	3,677,941
Copart, Inc. (a)	31,207	3,166,262
Healthcare Services Group, Inc.	11,256	288,154
IAA, Inc. (a)	20,205	954,888
KAR Auction Services, Inc.	20,345	427,652
Matthews International Corp. Class A	4,788	178,688
McGrath RentCorp	3,667	283,533
Mobile Mini, Inc.	6,747	281,620
UniFirst Corp.	2,323	473,729
Viad Corp.	3,093	201,045
VSE Corp.	1,385	43,087

		9,976,599

Environmental & Facilities Services – 4.3%
ABM Industries, Inc.	9,992	381,095
Advanced Disposal Services, Inc. (a)	11,446	377,146
BrightView Holdings, Inc. (a)	4,731	74,750
Casella Waste Systems, Inc. Class A (a)	6,638	339,799
Clean Harbors, Inc. (a)	8,055	662,282
Covanta Holding Corp.	17,931	268,606
Harsco Corp. (a)	12,049	179,530
Heritage-Crystal Clean, Inc. (a)	2,343	66,424
Republic Services, Inc.	33,981	3,229,894
Rollins, Inc.	22,256	844,615
SP Plus Corp. (a)	3,431	143,450
Stericycle, Inc. (a)	13,743	861,411
Team, Inc. (a)	4,444	60,439
Tetra Tech, Inc.	8,285	709,196
US Ecology, Inc.	3,764	203,294
Waste Connections, Inc.	39,904	3,843,154
Waste Management, Inc.	64,205	7,813,749

		20,058,834

Office Services & Supplies – 0.5%
ACCO Brands Corp.	14,822	128,062
Herman Miller, Inc.	8,877	343,096
HNI Corp.	6,511	234,201
Interface, Inc.	9,022	145,074
Kimball International, Inc. Class B	5,641	105,938
Knoll, Inc.	7,519	186,170
MSA Safety, Inc.	5,587	757,597
Pitney Bowes, Inc.	26,499	99,106

	Shares	Value
Steelcase, Inc. Class A	13,475	$250,770

		2,250,014

Security & Alarm Services – 0.2%
ADT, Inc.	22,713	140,821
The Brink’s Co.	7,581	638,244

		779,065

TOTAL COMMERCIAL SERVICES & SUPPLIES		34,302,159

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	23,878	1,151,636
Aegion Corp. (a)	4,811	100,550
Ameresco, Inc. Class A (a)	2,994	57,455
Arcosa, Inc.	6,545	286,344
Argan, Inc.	2,092	88,094
Comfort Systems USA, Inc.	5,524	256,314
Construction Partners, Inc. Class A (a)	2,703	45,356
Dycom Industries, Inc. (a)	4,733	191,308
EMCOR Group, Inc.	8,472	696,144
Fluor Corp.	20,124	360,018
Granite Construction, Inc.	7,025	190,588
Great Lakes Dredge & Dock Corp. (a)	8,802	92,157
IES Holdings, Inc. (a)	1,285	32,138
Jacobs Engineering Group, Inc.	20,512	1,897,975
MasTec, Inc. (a)	9,211	531,935
MYR Group, Inc. (a)	2,549	73,207
NV5 Global, Inc. (a)	1,495	92,855
Primoris Services Corp.	6,474	138,090
Quanta Services, Inc.	21,458	840,081
Sterling Construction Co., Inc. (a)	4,195	55,269
Tutor Perini Corp. (a)	6,181	69,598
Valmont Industries, Inc.	3,261	463,258
Willscot Corp. (a)	8,143	153,496

TOTAL CONSTRUCTION & ENGINEERING		7,863,866

ELECTRICAL EQUIPMENT – 5.8%
Electrical Components & Equipment – 5.7%
Acuity Brands, Inc.	6,026	710,285
AMETEK, Inc.	34,558	3,357,310
Atkore International Group, Inc. (a)	7,012	278,376
Eaton Corp. PLC	63,564	6,004,891
Emerson Electric Co.	93,091	6,668,108
Encore Wire Corp.	3,129	169,936
EnerSys	6,404	460,832
Generac Holdings, Inc. (a)	9,455	979,443
GrafTech International Ltd.	10,746	115,305
Hubbell, Inc.	8,247	1,181,218
nVent Electric PLC	23,041	573,721
Plug Power, Inc. (a)	45,662	176,484
Powell Industries, Inc.	1,384	57,118

See accompanying notes which are an integral part of the financial statements.

42

Common Stocks – continued

	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Regal-Beloit Corp.	6,349	$498,142
Rockwell Automation, Inc.	17,708	3,393,915
Sensata Technologies Holding PLC (a)	24,449	1,155,704
Sunrun, Inc. (a)	11,660	198,570
Thermon Group Holdings, Inc. (a)	5,034	119,306
Vicor Corp. (a)	2,766	138,438
Vivint Solar, Inc. (a)	6,272	51,179

		26,288,281

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,967	163,678
Bloom Energy Corp. Class A (a)	9,536	75,144
TPI Composites, Inc. (a)	4,142	85,947

		324,769

TOTAL ELECTRICAL EQUIPMENT		26,613,050

INDUSTRIAL CONGLOMERATES – 12.3%
Industrial Conglomerates – 12.3%
3M Co.	87,064	13,813,574
Carlisle Cos., Inc.	8,570	1,338,891
General Electric Co.	1,320,777	16,443,674
Honeywell International, Inc.	108,892	18,862,272
Raven Industries, Inc.	5,453	171,006
Roper Technologies, Inc.	15,740	6,007,329

TOTAL INDUSTRIAL CONGLOMERATES		56,636,746

MACHINERY – 19.1%
Agricultural & Farm Machinery – 2.0%
AGCO Corp.	9,747	683,654
Deere & Co.	45,271	7,179,075
Lindsay Corp.	1,655	165,550
The Toro Co.	16,114	1,289,442

		9,317,721

Construction Machinery & Heavy Trucks – 5.6%
Alamo Group, Inc.	1,506	187,587
Allison Transmission Holdings, Inc.	17,358	767,224
Astec Industries, Inc.	3,248	133,948
Blue Bird Corp. (a)	2,246	44,314
Caterpillar, Inc.	85,143	11,183,533
Cummins, Inc.	22,686	3,629,079
Douglas Dynamics, Inc.	3,486	182,771
Federal Signal Corp.	9,155	294,425
Meritor, Inc. (a)	11,265	246,816
Navistar International Corp. (a)	6,700	245,354
Oshkosh Corp.	10,354	890,858
PACCAR, Inc.	52,420	3,890,088
REV Group, Inc.	4,231	42,310
Spartan Motors, Inc.	4,957	84,269
Terex Corp.	10,749	272,487

	Shares	Value
The Greenbrier Cos., Inc.	4,843	$116,668
The Manitowoc Co., Inc. (a)	5,465	78,969
Trinity Industries, Inc.	16,449	334,408
Wabash National Corp.	8,281	96,060
WABCO Holdings, Inc. (a)	7,738	1,049,660
Westinghouse Air Brake Technologies Corp.	27,562	2,035,729

		25,806,557

Industrial Machinery – 11.5%
Albany International Corp. Class A	4,650	324,431
Altra Industrial Motion Corp.	9,789	325,582
Barnes Group, Inc.	7,280	459,878
Briggs & Stratton Corp.	6,494	23,833
Chart Industries, Inc. (a)	5,146	329,241
CIRCOR International, Inc. (a)	2,563	106,441
Colfax Corp. (a)	13,400	471,144
Columbus McKinnon Corp.	3,447	120,611
Crane Co.	7,258	620,269
Donaldson Co., Inc.	19,321	1,001,794
Dover Corp.	22,011	2,505,952
Energy Recovery, Inc. (a)	4,851	49,529
Enerpac Tool Group Corp.	9,252	213,814
EnPro Industries, Inc.	2,970	173,567
ESCO Technologies, Inc.	3,941	378,178
Evoqua Water Technologies Corp. (a)	12,229	244,213
Flowserve Corp.	19,859	927,018
Fortive Corp.	45,703	3,424,526
Franklin Electric Co., Inc.	5,987	345,390
Gardner Denver Holdings, Inc. (a)	20,084	709,166
Gates Industrial Corp. PLC (a)	8,787	109,574
Graco, Inc.	25,200	1,339,380
Helios Technologies, Inc.	4,318	183,601
Hillenbrand, Inc.	11,117	322,727
Hyster-Yale Materials Handling, Inc.	955	51,560
IDEX Corp.	11,479	1,880,834
Illinois Tool Works, Inc.	48,956	8,566,321
Ingersoll-Rand PLC	36,560	4,870,889
ITT, Inc.	13,324	893,774
John Bean Technologies Corp.	4,786	540,770
Kadant, Inc.	1,716	182,926
Kennametal, Inc.	12,416	388,497
Lincoln Electric Holdings, Inc.	8,885	792,364
Luxfer Holdings PLC	4,145	66,113
Lydall, Inc. (a)	2,657	54,309
Mueller Industries, Inc.	8,135	237,298
Mueller Water Products, Inc. Class A	23,708	276,198
NN, Inc.	6,296	54,334
Nordson Corp.	7,811	1,318,965
Omega Flex, Inc.	441	46,481
Parker Hannifin Corp.	19,439	3,804,018
Park-Ohio Holdings Corp.	1,248	36,691

See accompanying notes which are an integral part of the financial statements.

43

Fidelity® MSCI Industrials Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Pentair PLC	24,168	$1,037,532
Proto Labs, Inc. (a)	3,853	398,786
RBC Bearings, Inc. (a)	3,756	584,096
Rexnord Corp. (a)	16,027	523,282
Snap-on, Inc.	8,364	1,335,145
SPX Corp. (a)	6,664	327,002
SPX FLOW, Inc. (a)	6,470	282,998
Standex International Corp.	1,904	139,163
Stanley Black & Decker, Inc.	23,002	3,664,909
Tennant Co.	2,635	203,475
The Gorman-Rupp Co.	2,789	102,942
The Middleby Corp. (a)	8,431	945,621
The Timken Co.	10,343	543,318
Trimas Corp. (a)	6,921	198,840
Watts Water Technologies, Inc. Class A	4,192	417,984
Welbilt, Inc. (a)	20,337	306,885
Woodward, Inc.	8,425	979,912
Xylem, Inc.	27,246	2,224,908

		52,988,999

TOTAL MACHINERY		88,113,277

MARINE – 0.0%
Marine – 0.0%
Genco Shipping & Trading Ltd.	2,467	19,415
Kirby Corp. (a)	2,277	166,881
Matson, Inc.	1,569	56,500

TOTAL MARINE		242,796

PROFESSIONAL SERVICES – 5.4%
Human Resource & Employment Services – 0.9%
ASGN, Inc. (a)	7,990	540,843
Barrett Business Services, Inc.	1,129	93,515
Heidrick & Struggles International, Inc.	2,879	81,821
Insperity, Inc.	5,917	516,968
Kelly Services, Inc. Class A	4,787	85,017
Kforce, Inc.	3,417	126,600
Korn Ferry	8,637	353,944
ManpowerGroup, Inc.	9,062	829,083
Robert Half International, Inc.	17,757	1,032,925
TriNet Group, Inc. (a)	6,889	393,086
TrueBlue, Inc. (a)	6,059	132,753
Upwork, Inc. (a)	8,422	77,314

		4,263,869

Research & Consulting Services – 4.5%
CBIZ, Inc. (a)	7,974	215,298
CoStar Group, Inc. (a)	5,531	3,611,688
Equifax, Inc.	18,295	2,742,420

	Shares	Value
Exponent, Inc.	7,838	$570,371
Forrester Research, Inc.	1,649	68,219
Franklin Covey Co. (a)	1,481	47,096
FTI Consulting, Inc. (a)	5,685	682,541
Huron Consulting Group, Inc. (a)	3,454	223,854
ICF International, Inc.	2,871	251,471
IHS Markit Ltd. (a)	57,668	4,547,698
Mistras Group, Inc. (a)	2,781	30,786
Nielsen Holdings PLC	53,772	1,096,949
Resources Connection, Inc.	4,524	68,878
TransUnion	28,423	2,606,389
Verisk Analytics, Inc.	23,508	3,819,345
Willdan Group, Inc. (a)	1,572	52,080

		20,635,083

TOTAL PROFESSIONAL SERVICES		24,898,952

ROAD & RAIL – 10.2%
Railroads – 8.4%
CSX Corp.	114,758	8,760,626
Kansas City Southern	15,121	2,550,761
Norfolk Southern Corp.	39,864	8,300,083
Union Pacific Corp.	106,625	19,130,658

		38,742,128

Trucking – 1.8%
AMERCO	1,342	498,244
ArcBest Corp.	3,870	86,340
Avis Budget Group, Inc. (a)	9,846	322,949
Covenant Transportation Group, Inc. Class A (a)	1,892	24,000
Heartland Express, Inc.	6,896	128,886
Hertz Global Holdings, Inc. (a)	13,044	205,573
JB Hunt Transport Services, Inc.	12,972	1,400,068
Knight-Swift Transportation Holdings, Inc.	19,361	717,906
Landstar System, Inc.	5,999	664,389
Marten Transport Ltd.	6,158	127,840
Old Dominion Freight Line, Inc.	9,689	1,901,273
Ryder System, Inc.	8,080	385,578
Saia, Inc. (a)	3,922	341,606
Schneider National, Inc. Class B	7,816	174,062
Uber Technologies, Inc. (a)	28,309	1,027,334
Universal Logistics Holdings, Inc	1,304	22,038
Werner Enterprises, Inc.	6,785	250,095

		8,278,181

TOTAL ROAD & RAIL		47,020,309

TRADING COMPANIES & DISTRIBUTORS – 3.1%
Trading Companies & Distributors – 3.1%
Air Lease Corp.	16,062	689,702
Aircastle Ltd.	8,537	273,952

See accompanying notes which are an integral part of the financial statements.

44

Common Stocks – continued

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Applied Industrial Technologies, Inc.	5,853	$377,928
Beacon Roofing Supply, Inc. (a)	10,346	342,556
BMC Stock Holdings, Inc. (a)	10,084	294,302
CAI International, Inc. (a)	2,567	69,822
DXP Enterprises, Inc. (a)	2,533	87,819
Fastenal Co.	86,785	3,027,061
Foundation Building Materials, Inc. (a)	3,242	57,805
GATX Corp.	5,134	390,852
GMS, Inc. (a)	6,314	168,710
H&E Equipment Services, Inc.	4,812	130,453
HD Supply Holdings, Inc. (a)	25,863	1,053,659
Herc Holdings, Inc. (a)	3,217	129,066
Kaman Corp.	3,770	232,684
MRC Global, Inc. (a)	12,586	141,718
MSC Industrial Direct Co., Inc. Class A	6,783	461,719
NOW, Inc. (a)	16,429	164,454
Rush Enterprises, Inc. Class A	4,240	182,320
Rush Enterprises, Inc. Class B	550	24,398
SiteOne Landscape Supply, Inc. (a)	5,905	570,128
Systemax, Inc.	2,073	49,027
Titan Machinery, Inc. (a)	2,860	34,921
Triton International Ltd.	7,758	291,313
United Rentals, Inc. (a)	11,680	1,584,859
Univar, Inc. (a)	20,514	442,077
Watsco, Inc.	4,937	858,643
WESCO International, Inc. (a)	6,108	295,688

	Shares	Value
WW Grainger, Inc.	7,020	$2,124,743

TOTAL TRADING COMPANIES & DISTRIBUTORS		14,552,379

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	11,100	489,621

TOTAL COMMON STOCKS (Cost $442,082,939)		460,459,837

Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $1,183,000)	1,183,000	1,183,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $443,265,939)		461,642,837

NET OTHER ASSETS (LIABILITIES) – 0.1%		256,039

NET ASSETS – 100.0%		$461,898,876

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Future Contracts	2	March 2020	$161,470	$(5,517)	$(5,517)
CME E-mini S&P Industrial Select Sector Index Future Contracts	14	March 2020	1,139,600	(12,236)	(12,236)

Total Equity Index Contracts					$(17,753)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

See accompanying notes which are an integral part of the financial statements.

45

Fidelity® MSCI Industrials Index ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$460,459,837	$460,459,837	$—	$—

Money Market Funds	1,183,000	1,183,000	—	—

Total Investments in Securities:	$461,642,837	$461,642,837	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(17,753)	$(17,753)	$—	$—

Total Liabilities	$(17,753)	$(17,753)	$—	$—

Total Derivative Instruments:	$(17,753)	$(17,753)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts (a)	$0	$(17,753)

Total Equity Risk	0	(17,753)

Total Value of Derivatives	$0	$(17,753)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

46

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATIONS EQUIPMENT – 3.9%
Communications Equipment – 3.9%
Acacia Communications, Inc. (a)	15,041	$1,031,061
ADTRAN, Inc.	21,360	193,308
Arista Networks, Inc. (a)	24,849	5,549,776
CalAmp Corp. (a)	15,786	151,861
Casa Systems, Inc. (a)	13,442	53,902
Ciena Corp. (a)	71,811	2,920,553
Cisco Systems, Inc.	1,976,673	90,867,658
CommScope Holding Co., Inc. (a)	90,147	1,098,441
Comtech Telecommunications Corp.	11,573	334,575
EchoStar Corp. Class A (a)	23,216	926,435
Extreme Networks, Inc. (a)	58,334	344,171
F5 Networks, Inc. (a)	27,803	3,395,302
Harmonic, Inc. (a)	42,765	300,852
Infinera Corp. (a)	76,457	563,488
InterDigital, Inc.	14,835	819,634
Juniper Networks, Inc.	160,436	3,680,402
Lumentum Holdings, Inc. (a)	35,530	2,692,108
Motorola Solutions, Inc.	76,288	13,502,976
NETGEAR, Inc. (a)	14,185	364,838
Netscout Systems, Inc. (a)	36,151	929,442
Plantronics, Inc.	15,663	449,841
Ribbon Communications, Inc. (a)	23,206	65,441
ViaSat, Inc. (a)	18,349	1,167,914
Viavi Solutions, Inc. (a)	103,870	1,464,567

TOTAL COMMUNICATIONS EQUIPMENT		132,868,546

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.5%
Electronic Components – 1.0%
Amphenol Corp. Class A	136,569	13,584,518
AVX Corp.	24,148	489,480
Belden, Inc.	21,036	1,036,444
Corning, Inc.	361,670	9,652,972
Dolby Laboratories, Inc. Class A	30,020	2,081,587
II-VI, Inc. (a)	39,083	1,315,143
Knowles Corp. (a)	41,817	825,049
Littelfuse, Inc.	11,411	2,018,720
Rogers Corp. (a)	8,578	1,010,060
Vishay Intertechnology, Inc.	61,999	1,257,960

		33,271,933

Electronic Equipment & Instruments – 1.1%
Arlo Technologies, Inc. (a)	35,074	149,766
Badger Meter, Inc.	13,458	794,830
Cognex Corp.	79,019	4,027,598
Coherent, Inc. (a)	11,072	1,565,913
Daktronics, Inc.	18,702	110,342
FARO Technologies, Inc. (a)	8,005	413,538
Fitbit, Inc. Class A (a)	105,229	686,093
FLIR Systems, Inc.	62,818	3,237,640
Itron, Inc. (a)	16,646	1,360,811

	Shares	Value
Keysight Technologies, Inc. (a)	86,935	$8,084,086
MTS Systems Corp.	8,931	452,712
Napco Security Technologies, Inc. (a)	5,548	163,111
National Instruments Corp.	58,038	2,590,236
nLight, Inc. (a)	12,394	217,763
Novanta, Inc. (a)	16,196	1,469,463
OSI Systems, Inc. (a)	7,949	687,906
Trimble, Inc. (a)	116,613	4,958,385
Vishay Precision Group, Inc. (a)	4,760	164,410
Zebra Technologies Corp. Class A (a)	25,023	5,980,997

		37,115,600

Electronic Manufacturing Services – 0.8%
Benchmark Electronics, Inc.	16,583	510,425
CTS Corp.	14,044	411,630
Fabrinet (a)	17,207	1,084,729
Flex Ltd. (a)	237,707	3,125,847
IPG Photonics Corp. (a)	17,299	2,208,563
Jabil, Inc.	63,429	2,466,754
KEMET Corp.	26,108	679,852
Kimball Electronics, Inc. (a)	11,925	192,947
Methode Electronics, Inc.	17,443	571,258
Plexus Corp. (a)	13,847	984,799
Sanmina Corp. (a)	32,263	1,027,254
TE Connectivity Ltd.	154,541	14,245,589
TTM Technologies, Inc. (a)	47,579	684,662

		28,194,309

Technology Distributors – 0.6%
Anixter International, Inc. (a)	15,014	1,465,366
Arrow Electronics, Inc. (a)	38,481	2,922,247
Avnet, Inc.	47,935	1,749,148
CDW Corp.	66,973	8,736,628
ePlus, Inc. (a)	6,445	513,795
Insight Enterprises, Inc. (a)	16,808	1,107,143
PC Connection, Inc.	5,339	266,096
ScanSource, Inc. (a)	12,321	429,880
SYNNEX Corp.	19,980	2,752,445
Tech Data Corp. (a)	16,927	2,436,472

		22,379,220

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		120,961,062

IT SERVICES – 22.8%
Data Processing & Outsourced Services – 16.5%
Alliance Data Systems Corp.	20,137	2,069,882
Automatic Data Processing, Inc.	200,187	34,310,050
Black Knight, Inc. (a)	69,491	4,650,338
Broadridge Financial Solutions, Inc.	52,842	6,296,124
Cardtronics PLC Class A (a)	16,762	754,290
Cass Information Systems, Inc.	5,684	307,050
Conduent, Inc. (a)	82,293	352,214
CoreLogic, Inc.	37,511	1,744,262

See accompanying notes which are an integral part of the financial statements.

47

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
CSG Systems International, Inc.	15,569	$775,648
Euronet Worldwide, Inc. (a)	25,179	3,969,218
EVERTEC, Inc.	28,606	960,303
Evo Payments, Inc. Class A (a)	16,677	462,120
ExlService Holdings, Inc. (a)	15,794	1,154,699
Fidelity National Information Services, Inc.	283,134	40,675,030
Fiserv, Inc. (a)	266,790	31,643,962
FleetCor Technologies, Inc. (a)	39,839	12,558,448
Global Payments, Inc.	138,311	27,032,885
GreenSky, Inc. Class A (a)	23,405	216,496
International Money Express, Inc. (a)	10,499	111,079
Jack Henry & Associates, Inc.	35,726	5,342,466
Mastercard, Inc. Class A	417,282	131,836,075
MAXIMUS, Inc.	29,448	2,112,894
NIC, Inc.	31,530	622,087
Paychex, Inc.	149,424	12,816,097
PayPal Holdings, Inc. (a)	516,226	58,792,979
Paysign, Inc. (a)	13,166	115,071
Repay Holding Corp. (a)	14,474	244,755
Sabre Corp.	126,817	2,731,638
Square, Inc. Class A (a)	158,576	11,844,041
Sykes Enterprises, Inc. (a)	18,941	636,228
The Western Union Co.	196,189	5,277,484
TTEC Holdings, Inc.	7,159	284,356
Verra Mobility Corp. (a)	47,366	754,540
Visa, Inc. Class A	798,346	158,846,904
WEX, Inc. (a)	19,980	4,334,062

		566,635,775

Internet Services & Infrastructure – 1.2%
Akamai Technologies, Inc. (a)	76,335	7,125,872
Endurance International Group Holdings, Inc. (a)	28,897	136,394
Fastly, Inc. Class A (a)	3,897	87,721
GoDaddy, Inc. Class A (a)	81,879	5,503,088
GTT Communications, Inc. (a)	13,548	160,544
Limelight Networks, Inc. (a)	57,876	288,801
MongoDB, Inc. (a)	19,494	3,195,262
Okta, Inc. (a)	49,273	6,309,408
Switch, Inc. Class A	25,320	405,120
Tucows, Inc. Class A (a)	4,365	262,991
Twilio, Inc. Class A (a)	53,416	6,641,745
VeriSign, Inc. (a)	48,961	10,190,743

		40,307,689

IT Consulting & Other Services – 5.1%
Accenture PLC Class A	294,114	60,355,134
Booz Allen Hamilton Holding Corp.	64,780	5,055,431
CACI International, Inc. Class A (a)	11,490	3,072,886

	Shares	Value
Cognizant Technology Solutions Corp. Class A	255,200	$15,664,176
DXC Technology Co.	121,226	3,864,685
EPAM Systems, Inc. (a)	25,335	5,779,927
Gartner, Inc. (a)	41,680	6,701,310
International Business Machines Corp.	409,025	58,789,163
KBR, Inc.	65,594	1,784,157
Leidos Holdings, Inc.	62,789	6,308,411
LiveRamp Holdings, Inc. (a)	30,199	1,215,208
ManTech International Corp. Class A	12,256	983,912
Perficient, Inc. (a)	15,627	776,662
Perspecta, Inc.	68,037	1,909,798
Science Applications International Corp.	24,077	2,113,238
The Hackett Group, Inc.	11,574	178,876
Unisys Corp. (a)	28,828	279,920
Virtusa Corp. (a)	13,161	548,024

		175,380,918

TOTAL IT SERVICES		782,324,382

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.1%
Semiconductor Equipment – 2.4%
Advanced Energy Industries, Inc. (a)	17,974	1,257,102
Amkor Technology, Inc. (a)	51,210	576,112
Applied Materials, Inc.	425,985	24,702,870
Axcelis Technologies, Inc. (a)	14,485	349,813
Brooks Automation, Inc.	33,517	1,276,327
Cabot Microelectronics Corp.	13,311	1,936,884
Cohu, Inc.	19,721	441,159
Enphase Energy, Inc. (a)	39,504	1,245,166
Entegris, Inc.	62,722	3,246,491
FormFactor, Inc. (a)	34,997	885,774
Ichor Holdings Ltd. (a)	10,113	337,673
KLA Corp.	73,382	12,162,333
Kulicke & Soffa Industries, Inc.	30,294	784,312
Lam Research Corp.	66,635	19,871,223
MKS Instruments, Inc.	25,159	2,637,166
Onto Innovation, Inc. (a)	23,526	892,576
PDF Solutions, Inc. (a)	13,058	205,794
Photronics, Inc. (a)	27,524	351,757
SolarEdge Technologies, Inc. (a)	20,025	1,959,646
Teradyne, Inc.	78,644	5,189,718
Ultra Clean Holdings, Inc. (a)	18,765	431,783
Veeco Instruments, Inc. (a)	21,759	277,427
Xperi Corp.	23,467	377,584

		81,396,690

Semiconductors – 14.7%
Advanced Micro Devices, Inc. (a)	476,229	22,382,763
Alpha & Omega Semiconductor Ltd. (a)	8,704	106,102
Ambarella, Inc. (a)	13,763	813,944

See accompanying notes which are an integral part of the financial statements.

48

Common Stocks – continued

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Analog Devices, Inc.	170,331	$18,693,827
Broadcom, Inc.	183,879	56,112,516
CEVA, Inc. (a)	9,771	267,237
Cirrus Logic, Inc. (a)	26,775	2,056,588
Cree, Inc. (a)	49,509	2,301,673
Cypress Semiconductor Corp.	170,965	3,988,614
Diodes, Inc. (a)	19,913	1,028,307
First Solar, Inc. (a)	36,757	1,822,412
Impinj, Inc. (a)	7,641	245,887
Inphi Corp. (a)	19,127	1,452,887
Intel Corp.	2,046,766	130,849,750
Lattice Semiconductor Corp. (a)	57,952	1,077,907
MACOM Technology Solutions Holdings, Inc. (a)	21,940	623,535
Marvell Technology Group Ltd.	290,699	6,988,404
Maxim Integrated Products, Inc.	125,503	7,545,240
MaxLinear, Inc. Class A (a)	31,880	621,341
Mellanox Technologies Ltd. (a)	21,450	2,593,305
Microchip Technology, Inc.	109,603	10,684,100
Micron Technology, Inc. (a)	509,320	27,039,799
Monolithic Power Systems, Inc.	18,959	3,245,212
NVE Corp.	2,121	155,597
NVIDIA Corp.	267,219	63,178,588
ON Semiconductor Corp. (a)	189,863	4,395,329
Power Integrations, Inc.	13,414	1,310,145
Qorvo, Inc. (a)	54,480	5,767,253
QUALCOMM, Inc.	561,635	47,913,082
Rambus, Inc. (a)	50,623	803,387
Semtech Corp. (a)	30,804	1,484,445
Silicon Laboratories, Inc. (a)	19,928	1,959,122
Skyworks Solutions, Inc.	79,101	8,950,278
SMART Global Holdings, Inc. (a)	6,122	184,640
SunPower Corp. (a)	41,816	356,272
Synaptics, Inc. (a)	15,187	1,012,821
Texas Instruments, Inc.	431,307	52,037,190
Universal Display Corp.	19,678	3,466,673
Xilinx, Inc.	116,478	9,840,061

		505,356,233

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		586,752,923

SOFTWARE – 32.1%
Application Software – 11.6%
2U, Inc. (a)	29,313	580,691
8x8, Inc. (a)	46,011	856,725
ACI Worldwide, Inc. (a)	54,020	1,860,989
Adobe, Inc. (a)	224,152	78,708,733
Agilysys, Inc. (a)	8,939	290,517
Alarm.com Holdings, Inc. (a)	16,927	743,603

	Shares	Value
Altair Engineering, Inc. Class A (a)	16,627	$614,368
Alteryx, Inc. Class A (a)	22,932	3,198,326
American Software, Inc. Class A	13,588	202,869
Anaplan, Inc. (a)	45,716	2,632,784
ANSYS, Inc. (a)	38,890	10,668,694
Appfolio, Inc. Class A (a)	6,857	901,284
Aspen Technology, Inc. (a)	31,871	3,792,012
Autodesk, Inc. (a)	101,266	19,934,212
Avaya Holdings Corp. (a)	50,847	649,316
Benefitfocus, Inc. (a)	11,553	213,730
Blackbaud, Inc.	22,634	1,772,921
Blackline, Inc. (a)	17,905	1,095,249
Bottomline Technologies de, Inc. (a)	20,234	1,084,542
Box, Inc. Class A (a)	65,536	985,006
Cadence Design Systems, Inc. (a)	128,994	9,301,757
CDK Global, Inc.	55,991	3,005,597
Cerence, Inc. (a)	16,656	355,606
Ceridian HCM Holding, Inc. (a)	19,923	1,460,157
ChannelAdvisor Corp. (a)	13,272	124,226
Citrix Systems, Inc.	60,616	7,347,872
Cloudera, Inc. (a)	101,507	1,044,507
Cornerstone OnDemand, Inc. (a)	23,903	1,405,496
Coupa Software, Inc. (a)	27,113	4,369,260
Digimarc Corp. (a)	5,390	168,761
Digital Turbine, Inc. (a)	34,486	215,193
DocuSign, Inc. (a)	48,254	3,788,422
Domo, Inc. Class B (a)	4,809	116,474
Dropbox, Inc. Class A (a)	110,668	1,883,569
Ebix, Inc.	11,328	390,023
Elastic N.V. (a)	12,358	801,787
Envestnet, Inc. (a)	23,876	1,883,100
Everbridge, Inc. (a)	14,749	1,336,849
Fair Isaac Corp. (a)	13,260	5,335,559
Five9, Inc. (a)	28,024	2,010,162
Guidewire Software, Inc. (a)	38,104	4,286,700
HubSpot, Inc. (a)	18,658	3,375,979
Instructure, Inc. (a)	14,438	705,152
Intuit, Inc.	120,043	33,657,656
j2 Global, Inc.	21,604	2,070,959
LivePerson, Inc. (a)	29,147	1,195,318
LogMeIn, Inc.	22,716	1,952,895
Manhattan Associates, Inc. (a)	29,943	2,558,929
Medallia, Inc. (a)	11,733	331,105
MicroStrategy, Inc. Class A (a)	3,742	568,896
Mimecast Ltd. (a)	22,585	1,152,513
MobileIron, Inc. (a)	31,252	149,072
Model N, Inc. (a)	11,492	358,435
New Relic, Inc. (a)	23,158	1,528,660
Nuance Communications, Inc. (a)	133,472	2,525,290
Nutanix, Inc. Class A (a)	72,809	2,364,108
PagerDuty, Inc. (a)	7,002	163,287

See accompanying notes which are an integral part of the financial statements.

49

Fidelity® MSCI Information Technology Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SOFTWARE – continued
Application Software – continued
Paycom Software, Inc. (a)	22,891	$7,283,001
Paylocity Holding Corp. (a)	15,875	2,252,504
Pegasystems, Inc.	18,408	1,586,954
Pluralsight, Inc. Class A (a)	35,114	680,860
PROS Holdings, Inc. (a)	16,733	1,003,980
PTC, Inc. (a)	50,714	4,215,348
Q2 Holdings, Inc. (a)	19,791	1,725,577
QAD, Inc. Class A	4,695	241,558
RealPage, Inc. (a)	37,070	2,163,034
RingCentral, Inc. Class A (a)	33,264	6,838,413
Rosetta Stone, Inc. (a)	9,928	170,265
Salesforce.com, Inc. (a)	384,660	70,127,365
Smartsheet, Inc. Class A (a)	41,202	1,997,473
Splunk, Inc. (a)	69,516	10,793,054
SPS Commerce, Inc. (a)	16,631	945,140
SS&C Technologies Holdings, Inc.	105,678	6,658,771
SVMK, Inc. (a)	13,190	232,803
Synopsys, Inc. (a)	69,564	10,261,386
The Trade Desk, Inc. Class A (a)	17,118	4,607,823
Tyler Technologies, Inc. (a)	17,867	5,783,191
Upland Software, Inc. (a)	9,582	374,081
Verint Systems, Inc. (a)	30,464	1,766,912
Workday, Inc. Class A (a)	75,916	14,016,371
Workiva, Inc. (a)	14,762	671,523
Yext, Inc. (a)	28,060	419,216
Zendesk, Inc. (a)	51,363	4,437,763

		397,330,268

Systems Software – 20.5%
A10 Networks, Inc. (a)	24,358	165,878
Appian Corp. (a)	10,729	547,608
CommVault Systems, Inc. (a)	19,893	895,583
FireEye, Inc. (a)	99,357	1,587,725
ForeScout Technologies, Inc. (a)	16,528	471,213
Fortinet, Inc. (a)	67,240	7,756,806
Microsoft Corp.	3,351,564	570,536,740
NortonLifelock, Inc.	286,331	8,137,527
OneSpan, Inc. (a)	13,831	229,871
Oracle Corp.	1,078,357	56,559,825
Palo Alto Networks, Inc. (a)	44,401	10,424,467
Progress Software Corp.	20,497	925,030
Proofpoint, Inc. (a)	25,928	3,184,218
Qualys, Inc. (a)	15,560	1,334,114
Rapid7, Inc. (a)	19,405	1,152,269
SailPoint Technologies Holding, Inc. (a)	37,131	931,617
SecureWorks Corp. Class A (a)	3,453	54,316
ServiceNow, Inc. (a)	86,464	29,244,719

	Shares	Value
Tenable Holdings, Inc. (a)	13,032	$355,122
Teradata Corp. (a)	52,765	1,284,300
TiVo Corp.	59,597	433,866
Varonis Systems, Inc. (a)	13,970	1,168,730
VMware, Inc. Class A (a)	37,883	5,608,957
Zscaler, Inc. (a)	29,260	1,641,193
Zuora, Inc. Class A (a)	37,130	547,667

		705,179,361

TOTAL SOFTWARE		1,102,509,629

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 20.4%
Technology Hardware, Storage & Peripherals – 20.4%
3D Systems Corp. (a)	55,174	600,845
Apple, Inc.	2,088,124	646,295,259
Dell Technologies, Inc. Class C (a)	72,960	3,558,259
Diebold Nixdorf, Inc. (a)	32,938	379,116
Hewlett Packard Enterprise Co.	604,414	8,419,487
HP, Inc.	687,578	14,659,163
NCR Corp. (a)	55,759	1,880,194
NetApp, Inc.	110,107	5,879,714
Pure Storage, Inc. Class A (a)	104,733	1,864,247
Seagate Technology PLC	112,050	6,385,730
Western Digital Corp.	136,963	8,971,077
Xerox Holdings Corp.	92,134	3,277,206

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		702,170,297

TOTAL COMMON STOCKS (Cost $2,481,201,549)		3,427,586,839

Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $7,532,000)	7,532,000	7,532,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,488,733,549)		3,435,118,839

NET OTHER ASSETS (LIABILITIES) – 0.0%		1,209,186

NET ASSETS – 100.0%		$3,436,328,025

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

50

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Future Contracts	6	March 2020	$484,410	$(16,043)	$(16,043)
CME E-mini S&P Select Sector Technology Index Future Contracts	81	March 2020	7,763,040	262,572	262,572

Total Equity Index Contracts					$246,529

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$3,427,586,839	$3,427,586,839	$—	$—

Money Market Funds	7,532,000	7,532,000	—	—

Total Investments in Securities:	$3,435,118,839	$3,435,118,839	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$262,572	$262,572	$—	$—

Total Assets	$262,572	$262,572	$—	$—

Liabilities

Futures Contracts	$(16,043)	$(16,043)	$—	$—

Total Liabilities	$(16,043)	$(16,043)	$—	$—

Total Derivative Instruments:	$246,529	$246,529	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$262,572	$(16,043)

Total Equity Risk	262,572	(16,043)

Total Value of Derivatives	$262,572	$(16,043)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

51

Fidelity® MSCI Materials Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
CHEMICALS – 65.1%
Commodity Chemicals – 8.1%
AdvanSix, Inc. (a)	7,029	$131,583
Cabot Corp.	14,566	580,455
Dow, Inc.	187,578	8,641,718
Hawkins, Inc.	2,452	102,445
Koppers Holdings, Inc. (a)	5,204	163,302
Kronos Worldwide, Inc.	5,820	63,089
LyondellBasell Industries N.V. Class A	67,697	5,270,888
Olin Corp.	41,468	616,629
Tredegar Corp.	6,750	137,363
Trinseo S.A.	10,174	292,197
Tronox Holdings PLC Class A	23,339	197,448
Valvoline, Inc.	47,493	1,001,152
Westlake Chemical Corp.	9,701	593,701

		17,791,970

Diversified Chemicals – 1.9%
Eastman Chemical Co.	34,572	2,463,947
Huntsman Corp.	52,120	1,071,587
The Chemours Co.	41,254	572,193

		4,107,727

Fertilizers & Agricultural Chemicals – 6.5%
American Vanguard Corp.	6,930	129,453
CF Industries Holdings, Inc.	55,101	2,219,468
Corteva, Inc.	189,021	5,466,487
FMC Corp.	32,919	3,146,727
Intrepid Potash, Inc. (a)	24,698	58,781
The Mosaic Co.	92,515	1,835,498
The Scotts Miracle-Gro Co.	10,500	1,288,770

		14,145,184

Industrial Gases – 18.8%
Air Products & Chemicals, Inc.	55,618	13,276,573
Linde PLC	136,438	27,714,651

		40,991,224

Specialty Chemicals – 29.8%
A Schulman, Inc. Class A (b)	8,906	3,856
Albemarle Corp.	26,757	2,148,052
Amyris, Inc. (a)	13,039	33,380
Ashland Global Holdings, Inc.	15,269	1,129,601
Axalta Coating Systems Ltd. (a)	52,995	1,526,786
Balchem Corp.	8,162	881,659
Celanese Corp.	31,239	3,233,236
Chase Corp.	1,906	175,295
DuPont de Nemours, Inc.	188,167	9,630,387
Ecolab, Inc.	65,373	12,820,299
Element Solutions, Inc. (a)	58,309	682,215
Ferro Corp. (a)	19,601	268,142
FutureFuel Corp.	6,720	73,651
GCP Applied Technologies, Inc. (a)	16,494	366,497
HB Fuller Co.	12,827	592,736
Ingevity Corp. (a)	10,570	689,375

	Shares	Value
Innophos Holdings, Inc.	4,982	$159,225
Innospec, Inc.	6,163	620,799
International Flavors & Fragrances, Inc.	25,597	3,356,023
Kraton Corp. (a)	7,988	131,403
Livent Corp. (a)	36,815	346,429
Minerals Technologies, Inc.	8,848	478,942
NewMarket Corp.	2,267	996,618
OMNOVA Solutions, Inc. (a)	11,237	113,606
PolyOne Corp.	19,366	642,564
PPG Industries, Inc.	59,649	7,148,336
PQ Group Holdings, Inc. (a)	10,357	158,566
Quaker Chemical Corp.	3,348	555,835
Rayonier Advanced Materials, Inc.	15,999	49,277
RPM International, Inc.	32,738	2,336,511
Sensient Technologies Corp.	10,659	636,875
Stepan Co.	5,127	505,779
The Sherwin-Williams Co.	20,955	11,671,725
Venator Materials PLC (a)	13,407	36,735
WR Grace & Co.	15,144	1,020,100

		65,220,515

TOTAL CHEMICALS		142,256,620

CONSTRUCTION MATERIALS – 4.9%
Construction Materials – 4.9%
Eagle Materials, Inc.	10,605	966,858
Forterra, Inc. (a)	4,162	53,898
Martin Marietta Materials, Inc.	15,762	4,158,016
Summit Materials, Inc. Class A (a)	28,263	620,938
United States Lime & Minerals, Inc.	561	50,350
US Concrete, Inc. (a)	3,989	141,968
Vulcan Materials Co.	33,399	4,730,300

TOTAL CONSTRUCTION MATERIALS		10,722,328

CONTAINERS & PACKAGING – 15.0%
Metal & Glass Containers – 6.0%
Aptargroup, Inc.	16,167	1,867,450
Ball Corp.	79,599	5,745,456
Berry Plastics Group, Inc. (a)	33,338	1,417,532
Crown Holdings, Inc. (a)	34,217	2,533,084
Greif, Inc. Class A	6,623	267,702
Greif, Inc. Class B	1,107	52,472
Myers Industries, Inc.	8,075	130,653
O-I Glass, Inc.	39,324	496,269
Silgan Holdings, Inc.	19,607	605,072

		13,115,690

Paper Packaging – 9.0%
Amcor PLC	409,772	4,339,485
Avery Dennison Corp.	21,245	2,788,194
Graphic Packaging Holding Co.	74,206	1,159,840

See accompanying notes which are an integral part of the financial statements.

52

Common Stocks – continued

	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
International Paper Co.	94,201	$3,835,865
Packaging Corp. of America	23,899	2,288,329
Sealed Air Corp.	39,006	1,384,713
Sonoco Products Co.	25,265	1,443,642
Westrock Co.	64,961	2,533,479

		19,773,547

TOTAL CONTAINERS & PACKAGING		32,889,237

METALS & MINING – 13.3%
Aluminum – 0.5%
Alcoa Corp. (a)	46,825	653,209
Century Aluminum Co. (a)	13,608	71,986
Kaiser Aluminum Corp.	4,043	404,907

		1,130,102

Copper – 1.9%
Freeport-McMoRan, Inc.	366,207	4,064,898

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	8,571	496,175
Materion Corp.	5,137	278,939

		775,114

Gold – 5.3%
Coeur Mining, Inc. (a)	56,197	338,868
McEwen Mining, Inc. (a)	80,907	93,043
Newmont Corp.	206,947	9,325,032
Royal Gold, Inc.	16,554	1,909,007

		11,665,950

Silver – 0.2%
Hecla Mining Co.	124,024	375,793

Steel – 5.0%
AK Steel Holding Corp. (a)	80,010	220,827
Allegheny Technologies, Inc. (a)	31,791	548,395
Carpenter Technology Corp.	12,004	477,039
Cleveland-Cliffs, Inc.	68,310	479,536
Commercial Metals Co.	29,736	611,075
Haynes International, Inc.	3,163	84,800
Nucor Corp.	76,524	3,634,125
Reliance Steel & Aluminum Co.	16,830	1,932,084
Ryerson Holding Corp. (a)	4,223	43,286
Schnitzer Steel Industries, Inc. Class A	6,701	107,752
Steel Dynamics, Inc.	55,439	1,656,517
SunCoke Energy, Inc.	23,080	135,710
TimkenSteel Corp. (a)	9,531	60,808

	Shares	Value
United States Steel Corp.	43,202	$391,842
Warrior Met Coal, Inc.	11,687	220,417
Worthington Industries, Inc.	9,941	365,630

		10,969,843

TOTAL METALS & MINING		28,981,700

PAPER & FOREST PRODUCTS – 1.4%
Forest Products – 0.6%
Boise Cascade Co.	9,820	355,484
Louisiana-Pacific Corp.	31,183	956,694

		1,312,178

Paper Products – 0.8%
Clearwater Paper Corp. (a)	4,221	119,032
Domtar Corp.	15,793	549,912
Mercer International, Inc.	10,776	118,644
Neenah Paper, Inc.	4,258	283,753
PH Glatfelter Co.	11,156	186,305
Schweitzer-Mauduit International, Inc.	7,784	272,674
Verso Corp. Class A (a)	8,681	146,275

		1,676,595

TOTAL PAPER & FOREST PRODUCTS		2,988,773

TOTAL COMMON STOCKS (Cost $236,226,531)		217,838,658

Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (c) (Cost $470,000)	470,000	470,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $236,696,531)		218,308,658

NET OTHER ASSETS (LIABILITIES) – 0.1%		109,281

NET ASSETS – 100.0%		$218,417,939

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

53

Fidelity® MSCI Materials Index ETF

Schedule of Investments (Unaudited) – continued

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P Materials Select Sector Index Future Contracts	8	March 2020	$487,280	$(24,139)	$(24,139)
CME E-mini Micro Russell 2000 Index Future Contracts	9	March 2020	72,662	(1,298)	(1,298)

Total Equity Index Contracts					$(25,437)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$217,838,658	$217,834,802	$—	$3,856

Money Market Funds	470,000	470,000	—	—

Total Investments in Securities:	$218,308,658	$218,304,802	$—	$3,856

Derivative Instruments:
Liabilities

Futures Contracts	$(25,437)	$(25,437)	$—	$—

Total Liabilities	$(25,437)	$(25,437)	$—	$—

Total Derivative Instruments:	$(25,437)	$(25,437)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$0	$(25,437)

Total Equity Risk	0	(25,437)

Total Value of Derivatives	$0	$(25,437)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

54

Fidelity® MSCI Real Estate Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.1%
Diversified REITs – 4.9%
Alexander & Baldwin, Inc.	56,198	$1,228,488
American Assets Trust, Inc.	41,425	1,887,323
Armada Hoffler Properties, Inc.	43,544	798,597
Colony Capital, Inc.	377,528	1,763,056
Empire State Realty Trust, Inc. Class A	123,373	1,672,938
Gladstone Commercial Corp.	25,852	551,165
Global Net Lease, Inc.	69,069	1,431,800
iStar, Inc.	51,029	742,982
Lexington Realty Trust	172,831	1,913,239
Liberty Property Trust	127,712	8,001,157
One Liberty Properties, Inc.	12,475	341,066
PS Business Parks, Inc.	16,812	2,817,019
STORE Capital Corp.	179,067	7,028,380
VEREIT, Inc.	861,263	8,405,927
Washington Real Estate Investment Trust	65,352	1,989,315
WP Carey, Inc.	139,372	11,723,972

		52,296,424

Health Care REITs – 9.8%
CareTrust REIT, Inc.	78,222	1,734,964
Community Healthcare Trust, Inc.	15,124	713,399
Diversified Healthcare Trust	194,818	1,503,995
Global Medical REIT, Inc.	33,273	485,786
Healthcare Realty Trust, Inc.	105,473	3,803,356
Healthcare Trust of America, Inc. Class A	167,424	5,362,591
Healthpeak Properties, Inc.	400,779	14,424,036
LTC Properties, Inc.	32,554	1,502,693
Medical Properties Trust, Inc.	416,144	9,217,590
National Health Investors, Inc.	35,433	2,989,837
New Senior Investment Group, Inc.	68,975	525,589
Omega Healthcare Investors, Inc.	178,139	7,472,931
Physicians Realty Trust	151,444	2,930,441
Sabra Health Care REIT, Inc.	154,749	3,327,103
Universal Health Realty Income Trust	10,694	1,319,105
Ventas, Inc.	304,052	17,592,449
Welltower, Inc.	330,708	28,080,416

		102,986,281

Hotel & Resort REITs – 3.7%
Apple Hospitality REIT, Inc.	173,848	2,611,197
Ashford Hospitality Trust, Inc.	83,146	204,539
Braemar Hotels & Resorts, Inc.	23,250	185,535
Chatham Lodging Trust	38,641	631,780
CorePoint Lodging, Inc.	32,985	301,813
DiamondRock Hospitality Co.	163,830	1,584,236
Hersha Hospitality Trust	30,508	395,689
Host Hotels & Resorts, Inc.	595,648	9,732,888
MGM Growth Properties LLC Class A	92,982	2,969,845
Park Hotels & Resorts, Inc.	195,681	4,293,241

	Shares	Value
Pebblebrook Hotel Trust	106,796	$2,533,201
RLJ Lodging Trust	140,864	2,191,844
Ryman Hospitality Properties, Inc.	39,895	3,392,272
Service Properties Trust	136,189	2,938,959
Summit Hotel Properties, Inc.	85,290	945,866
Sunstone Hotel Investors, Inc.	183,963	2,332,651
Xenia Hotels & Resorts, Inc.	92,372	1,726,433

		38,971,989

Industrial REITs – 8.3%
Americold Realty Trust	148,588	5,121,828
Duke Realty Corp.	294,961	10,710,034
EastGroup Properties, Inc.	30,651	4,170,682
First Industrial Realty Trust, Inc.	103,222	4,407,579
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,771	1,833,053
Industrial Logistics Properties Trust	53,902	1,233,817
Monmouth Real Estate Investment Corp. Class A	74,296	1,086,950
Prologis, Inc.	515,045	47,837,380
Rexford Industrial Realty, Inc.	89,564	4,316,089
STAG Industrial, Inc.	103,820	3,347,157
Terreno Realty Corp.	53,560	3,066,846

		87,131,415

Office REITs – 9.4%
Alexandria Real Estate Equities, Inc.	92,579	15,108,893
Boston Properties, Inc.	126,139	18,082,026
Brandywine Realty Trust	144,265	2,253,419
City Office REIT, Inc.	44,934	607,508
Columbia Property Trust, Inc.	95,407	2,013,088
Corporate Office Properties Trust	91,357	2,719,698
Cousins Properties, Inc.	118,713	4,858,923
Douglas Emmett, Inc.	135,867	5,638,481
Easterly Government Properties, Inc.	58,321	1,411,951
Equity Commonwealth	99,532	3,263,654
Franklin Street Properties Corp.	88,784	674,758
Highwoods Properties, Inc.	84,645	4,241,561
Hudson Pacific Properties, Inc.	125,997	4,578,731
JBG SMITH Properties	103,984	4,216,551
Kilroy Realty Corp.	82,441	6,807,153
Mack-Cali Realty Corp.	74,108	1,627,412
Office Properties Income Trust	40,221	1,368,721
Paramount Group, Inc.	153,437	2,157,324
Piedmont Office Realty Trust, Inc. Class A	102,961	2,387,666
SL Green Realty Corp.	67,258	6,190,426
Vornado Realty Trust	140,195	9,220,625

		99,428,569

Real Estate Operating Companies – 0.2%
Essential Properties Realty Trust, Inc.	62,446	1,724,134

Residential REITs – 14.9%
American Campus Communities, Inc.	112,130	5,143,403

See accompanying notes which are an integral part of the financial statements.

55

Fidelity® MSCI Real Estate Index ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
American Homes 4 Rent Class A	220,217	$6,018,531
Apartment Investment & Management Co. Class A	121,498	6,404,160
AvalonBay Communities, Inc.	113,968	24,695,726
Camden Property Trust	79,018	8,883,994
Equity Lifestyle Properties, Inc.	141,152	10,268,808
Equity Residential	302,642	25,143,497
Essex Property Trust, Inc.	53,650	16,618,624
Front Yard Residential Corp.	42,329	454,190
Independence Realty Trust, Inc.	74,274	1,089,600
Investors Real Estate Trust	9,634	710,026
Invitation Homes, Inc.	438,898	13,812,120
Mid-America Apartment Communities, Inc.	93,092	12,773,153
NexPoint Residential Trust, Inc.	15,788	770,454
Preferred Apartment Communities, Inc. Class A	36,808	433,598
Sun Communities, Inc.	73,994	11,999,607
UDR, Inc.	238,977	11,449,388
UMH Properties, Inc.	30,485	481,663

		157,150,542

Retail REITs – 11.4%
Acadia Realty Trust	69,089	1,714,789
Agree Realty Corp.	34,249	2,600,527
Alexander’s, Inc.	1,922	620,191
American Finance Trust, Inc.	86,989	1,128,247
Brixmor Property Group, Inc.	243,062	4,851,517
Cedar Realty Trust, Inc.	76,600	199,160
Federal Realty Investment Trust	61,169	7,647,348
Getty Realty Corp.	28,637	902,638
Kimco Realty Corp.	344,461	6,561,982
Kite Realty Group Trust	68,765	1,182,758
National Retail Properties, Inc.	133,436	7,472,416
Pennsylvania Real Estate Investment Trust	60,147	236,979
Realty Income Corp.	259,694	20,362,607
Regency Centers Corp.	136,793	8,486,638
Retail Opportunity Investments Corp.	93,543	1,550,007
Retail Properties of America, Inc. Class A	174,937	2,125,485
Retail Value, Inc.	13,250	435,527
RPT Realty	65,863	918,789
Saul Centers, Inc.	11,391	562,488
Seritage Growth Properties, Class A	28,646	1,051,881
Simon Property Group, Inc.	251,383	33,471,646
SITE Centers Corp.	118,200	1,502,322
Spirit Realty Capital, Inc.	73,537	3,881,283
Tanger Factory Outlet Centers, Inc.	77,468	1,133,357
Taubman Centers, Inc.	49,995	1,320,868

	Shares	Value
The Macerich Co.	92,518	$2,064,077
Urban Edge Properties	99,392	1,827,819
Urstadt Biddle Properties, Inc. Class A	24,808	562,397
Washington Prime Group, Inc.	152,382	458,670
Weingarten Realty Investors	99,871	2,906,246
Whitestone REIT	29,838	390,878

		120,131,537

Specialized REITs – 33.5%
American Tower Corp.	361,275	83,721,868
CatchMark Timber Trust, Inc. Class A	40,381	414,309
CoreCivic, Inc.	97,473	1,554,694
CorEnergy Infrastructure Trust, Inc.	11,134	507,710
CoreSite Realty Corp.	30,116	3,537,124
Crown Castle International Corp.	339,309	50,842,061
CubeSmart	157,052	4,973,837
CyrusOne, Inc.	92,425	5,624,061
Digital Realty Trust, Inc.	170,048	20,914,204
EPR Properties	63,293	4,517,221
Equinix, Inc.	69,220	40,821,111
Extra Space Storage, Inc.	104,909	11,611,328
Four Corners Property Trust, Inc.	56,001	1,696,270
Gaming and Leisure Properties, Inc.	166,438	7,865,028
Iron Mountain, Inc.	234,297	7,406,128
Jernigan Capital, Inc.	18,419	368,196
Lamar Advertising Co. Class A	70,147	6,510,343
Life Storage, Inc.	38,101	4,312,271
National Storage Affiliates Trust	48,210	1,646,372
Outfront Media, Inc.	117,021	3,480,205
PotlatchDeltic Corp.	55,001	2,365,043
Public Storage	128,249	28,696,996
QTS Realty Trust, Inc. Class A	45,263	2,574,559
Rayonier, Inc.	105,820	3,214,812
Safehold, Inc.	8,364	376,045
SBA Communications Corp.	92,300	23,034,388
The Geo Group, Inc.	99,272	1,568,498
Uniti Group, Inc.	158,308	1,002,090
VICI Properties, Inc.	376,211	10,082,455
Weyerhaeuser Co.	607,913	17,599,081

		352,838,308

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,012,659,199

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.7%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	43,558	353,255
Tejon Ranch Co. (a)	18,425	296,642
The RMR Group, Inc. Class A	12,522	576,889
The St Joe Co. (a)	29,968	629,628

		1,856,414

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	13,684	277,375

See accompanying notes which are an integral part of the financial statements.

56

Common Stocks – continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Development – continued
The Howard Hughes Corp. (a)	33,450	$4,070,196

		4,347,571

Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	5,726	271,069
Kennedy-Wilson Holdings, Inc.	104,985	2,263,476

		2,534,545

Real Estate Services – 2.9%
Altisource Portfolio Solutions S.A. (a)	5,705	106,113
CBRE Group, Inc. Class A (a)	260,750	15,918,788
Cushman & Wakefield PLC (a)	79,940	1,536,447
eXp World Holdings, Inc. (a)	18,784	207,375
Jones Lang LaSalle, Inc.	42,064	7,143,309
Marcus & Millichap, Inc. (a)	19,444	688,318
Newmark Group, Inc. Class A	121,594	1,431,161
RE/MAX Holdings, Inc. Class A	14,658	561,108
Realogy Holdings Corp.	93,970	995,142
Redfin Corp. (a)	60,082	1,461,795

		30,049,556

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		38,788,086

TOTAL COMMON STOCKS (Cost $965,810,619)		1,051,447,285

Money Market Fund – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $1,754,000)	1,754,000	$1,754,000

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $967,564,619)		1,053,201,285

NET OTHER ASSETS (LIABILITIES) – 0.1%		650,713

NET ASSETS – 100.0%		$1,053,851,998

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Future Contracts	59	March 2020	$2,194,800	$21,201	$21,201

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

See accompanying notes which are an integral part of the financial statements.

57

Fidelity® MSCI Real Estate Index ETF

Schedule of Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,051,447,285	$1,051,447,285	$—	$—

Money Market Funds	1,754,000	1,754,000	—	—

Total Investments in Securities:	$1,053,201,285	$1,053,201,285	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$21,201	$21,201	$—	$—

Total Assets	$21,201	$21,201	$—	$—

Total Derivative Instruments:	$21,201	$21,201	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$21,201	$0

Total Equity Risk	21,201	0

Total Value of Derivatives	$21,201	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

58

Fidelity® MSCI Utilities Index ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
ELECTRIC UTILITIES – 58.0%
Electric Utilities – 58.0%
ALLETE, Inc.	48,631	$4,059,716
Alliant Energy Corp.	223,531	13,268,800
American Electric Power Co., Inc.	464,713	48,432,389
Duke Energy Corp.	685,689	66,943,817
Edison International	336,999	25,797,273
El Paso Electric Co.	38,445	2,617,720
Entergy Corp.	187,119	24,609,891
Evergy, Inc.	221,599	15,990,584
Eversource Energy	304,544	28,152,047
Exelon Corp.	914,362	43,514,488
FirstEnergy Corp.	508,183	25,810,614
Hawaiian Electric Industries, Inc.	102,555	5,015,965
IDACORP, Inc.	47,428	5,320,947
MGE Energy, Inc.	32,562	2,602,681
NextEra Energy, Inc.	450,885	120,927,357
OGE Energy Corp.	188,386	8,637,498
Otter Tail Corp.	33,598	1,799,509
Pinnacle West Capital Corp.	105,690	10,324,856
PNM Resources, Inc.	74,990	4,066,708
Portland General Electric Co.	84,108	5,172,642
PPL Corp.	679,709	24,598,669
The Southern Co.	983,672	69,250,509
Xcel Energy, Inc.	484,679	33,534,940

TOTAL ELECTRIC UTILITIES		590,449,620

GAS UTILITIES – 4.6%
Gas Utilities – 4.6%
Atmos Energy Corp.	111,239	13,018,300
Chesapeake Utilities Corp.	15,473	1,488,657
National Fuel Gas Co.	73,191	3,161,119
New Jersey Resources Corp.	84,728	3,500,961
Northwest Natural Holding Co.	28,588	2,097,787
ONE Gas, Inc.	49,628	4,689,846
South Jersey Industries, Inc.	86,756	2,672,085
Southwest Gas Holdings, Inc.	51,135	3,861,204
Spire, Inc.	47,830	4,033,026
Star Group LP	43,967	408,014
UGI Corp.	196,508	8,172,768

TOTAL GAS UTILITIES		47,103,767

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.0%
Independent Power Producers & Energy Traders – 3.1%
AES Corp.	624,751	12,407,555
Clearway Energy, Inc. Class A	32,610	674,701
Clearway Energy, Inc. Class C	69,139	1,463,673
NRG Energy, Inc.	238,087	8,783,029
Vistra Energy Corp.	347,041	7,815,363

		31,144,321

	Shares	Value
Renewable Electricity – 0.9%
NextEra Energy Partners LP	52,907	$3,003,531
Ormat Technologies, Inc.	36,025	2,855,342
Pattern Energy Group, Inc. Class A	83,029	2,234,310
TerraForm Power, Inc. Class A	58,713	1,062,118

		9,155,301

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		40,299,622

MULTI-UTILITIES – 29.1%
Multi-Utilities – 29.1%
Ameren Corp.	231,327	18,980,381
Avista Corp.	62,290	3,167,447
Black Hills Corp.	57,468	4,771,568
CenterPoint Energy, Inc.	472,640	12,515,507
CMS Energy Corp.	267,073	18,297,171
Consolidated Edison, Inc.	312,583	29,382,802
Dominion Energy, Inc.	773,507	66,328,225
DTE Energy Co.	172,506	22,876,021
MDU Resources Group, Inc.	187,336	5,547,019
NiSource, Inc.	351,359	10,298,332
NorthWestern Corp.	47,495	3,655,690
Public Service Enterprise Group, Inc.	475,856	28,170,675
Sempra Energy	258,380	41,506,163
Unitil Corp.	14,039	866,066
WEC Energy Group, Inc.	296,858	29,653,146

TOTAL MULTI-UTILITIES		296,016,213

WATER UTILITIES – 4.2%
Water Utilities – 4.2%
American States Water Co.	34,694	3,072,501
American Water Works Co., Inc.	170,012	23,155,634
AquaVenture Holdings Ltd. (a)	18,028	486,756
California Water Service Group	45,216	2,376,553
Essential Utilities, Inc.	203,068	10,547,352
Middlesex Water Co.	15,521	1,012,900
SJW Group	22,702	1,665,192
The York Water Co.	12,129	574,429

TOTAL WATER UTILITIES		42,891,317

TOTAL COMMON STOCKS (Cost $848,143,924)		1,016,760,539

See accompanying notes which are an integral part of the financial statements.

59

Fidelity® MSCI Utilities Index ETF

Schedule of Investments (Unaudited) – continued

Money Market Fund – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.46% (b) (Cost $1,065,000)	1,065,000	$1,065,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $849,208,924)		1,017,825,539

NET OTHER ASSETS (LIABILITIES) – 0.0%		343,857

NET ASSETS – 100.0%		$1,018,169,396

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P Utilities Select Sector Index Future Contracts	16	March 2020	$1,111,840	$61,664	$61,664

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Common Stocks	$1,016,760,539	$1,016,760,539	$—	$—

Money Market Funds	1,065,000	1,065,000	—	—

Total Investments in Securities:	$1,017,825,539	$1,017,825,539	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$61,664	$61,664	$—	$—

Total Assets	$61,664	$61,664	$—	$—

Total Derivative Instruments:	$61,664	$61,664	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts (a)	$61,664	$0

Total Equity Risk	61,664	0

Total Value of Derivatives	$61,664	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

60

[THIS PAGE INTENTIONALLY LEFT BLANK]

61

Financial Statements

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)

	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$487,915,026	$770,009,083	$609,216,111	$391,358,209

Segregated cash with brokers for derivative instruments	21,000	56,400	33,000	32,000

Cash	57,968	190	16,572	5,517

Receivable for investments sold	1,033,771	185,104	19,780,940	37,891

Receivable for fund shares sold	—	—	—	8,348

Dividends receivable	694,620	327,126	851,626	478,919

Interest receivable	982	1,495	1,400	881

Receivable for daily variation margin on futures contracts	—	369	—	—

Total assets	489,723,367	770,579,767	629,899,649	391,921,765

Liabilities

Payable to custodian bank	—	—	—	—

Payable for investments purchased	2,245,944	142,840	20,147,988	—

Payable for fund shares redeemed	—	—	—	—

Accrued management fees	34,693	54,543	42,489	28,990

Payable for daily variation margin on futures contracts	5,587	—	12,126	16,310

Deferred dividend income	—	—	—	—

Total liabilities	2,286,224	197,383	20,202,603	45,300

Net Assets	$487,437,143	$770,382,384	$609,697,046	$391,876,465

Net Assets consist of:

Paid in capital	452,682,808	719,251,778	567,215,564	634,794,328

Total accumulated earnings (loss)	34,754,335	51,130,606	42,481,482	(242,917,863)

Net Assets	$487,437,143	$770,382,384	$609,697,046	$391,876,465

Shares outstanding	13,550,000	15,750,000	16,200,000	27,700,000

Net Asset Value, offering price and redemption price per share	$35.97	$48.91	$37.64	$14.15

Investments at cost	$436,788,581	$703,054,617	$564,297,517	$552,127,491

See accompanying notes which are an integral part of the financial statements.

62

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)

	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$1,062,095,069	$1,727,689,180	$461,642,837	$3,435,118,839

Segregated cash with brokers for derivative instruments	128,000	159,500	56,100	351,300

Cash	34,683	—	1,816	3,496,714

Receivable for investments sold	—	24,000	—	369,950

Receivable for fund shares sold	—	—	—	—

Dividends receivable	981,003	2,472,375	260,107	878,212

Interest receivable	2,452	3,434	1,178	7,426

Receivable for daily variation margin on futures contracts	—	—	—	—

Total assets	1,063,241,207	1,730,348,489	461,962,038	3,440,222,441

Liabilities

Payable to custodian bank	—	348,364	—	—

Payable for investments purchased	—	—	—	—

Payable for fund shares redeemed	145,042	—	—	—

Accrued management fees	76,223	123,195	33,056	235,877

Payable for daily variation margin on futures contracts	71,388	88,881	30,106	230,079

Deferred dividend income	—	—	—	3,428,460

Total liabilities	292,653	560,440	63,162	3,894,416

Net Assets	$1,062,948,554	$1,729,788,049	$461,898,876	$3,436,328,025

Net Assets consist of:

Paid in capital	972,751,335	1,518,246,565	447,119,418	2,499,230,405

Total accumulated earnings (loss)	90,197,219	211,541,484	14,779,458	937,097,620

Net Assets	$1,062,948,554	$1,729,788,049	$461,898,876	$3,436,328,025

Shares outstanding	24,550,000	35,700,000	11,050,000	45,700,000

Net Asset Value, offering price and redemption price per share	$43.30	$48.45	$41.80	$75.19

Investments at cost	$977,819,221	$1,521,510,949	$443,265,939	$2,488,733,549

See accompanying notes which are an integral part of the financial statements.

63

Financial Statements – continued

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)

	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Assets

Investments in securities, at value – See accompanying schedule	$218,308,658	$1,053,201,285	$1,017,825,539

Segregated cash with brokers for derivative instruments	23,280	76,700	27,200

Cash	234	4,912	9,914

Receivable for investments sold	—	—	—

Receivable for fund shares sold	—	44,433	5,965

Dividends receivable	112,805	622,242	369,548

Interest receivable	489	2,142	2,903

Receivable for daily variation margin on futures contracts	—	—	—

Total assets	218,445,466	1,053,951,714	1,018,241,069

Liabilities

Payable to custodian bank	—	—	—

Payable for investments purchased	—	—	—

Payable for fund shares redeemed	—	—	—

Accrued management fees	15,335	73,286	67,820

Payable for daily variation margin on futures contracts	12,192	26,430	3,853

Deferred dividend income	—	—	—

Total liabilities	27,527	99,716	71,673

Net Assets	$218,417,939	$1,053,851,998	$1,018,169,396

Net Assets consist of:

Paid in capital	243,775,453	975,166,321	859,020,317

Total accumulated earnings (loss)	(25,357,514)	78,685,677	159,149,079

Net Assets	$218,417,939	$1,053,851,998	$1,018,169,396

Shares outstanding	6,800,000	37,400,000	22,700,000

Net Asset Value, offering price and redemption price per share	$32.12	$28.18	$44.85

Investments at cost	$236,696,531	$967,564,619	$849,208,924

See accompanying notes which are an integral part of the financial statements.

64

Statements of Operations

For the six months ended January 31, 2020 (Unaudited)

	Fidelity MSCI Communication Services Index ETF	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF

Investment Income

Dividends	$2,408,217	$4,767,345	$8,049,525	$8,164,115

Interest	3,649	5,954	4,757	4,254

Total income	2,411,866	4,773,299	8,054,282	8,168,369

Expenses

Management fees	189,411	310,237	248,835	174,205

Independent trustees’ compensation	1,270	2,247	1,773	1,378

Total expenses	190,681	312,484	250,608	175,583

Net investment income (loss)	2,221,185	4,460,815	7,803,674	7,992,786

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(1,724,276)	(1,898,961)	(8,479,436)	(16,427,065)

Net realized gain (loss) on In-kind redemptions	12,157,976	9,795,913	18,387,843	1,030,468

Net realized gain (loss) on futures contracts	18,359	24,547	37,907	8,557

Net realized gain (loss) on foreign currency transactions	—	—	—	—

Total net realized gain (loss)	10,452,059	7,921,499	9,946,314	(15,388,040)

Change in net unrealized appreciation (depreciation) on investment securities	15,294,601	35,271,613	23,016,160	(45,343,848)

Change in net unrealized appreciation (depreciation) on futures contracts	(9,556)	18,463	(1,395)	(42,823)

Total change in net unrealized appreciation (depreciation)	15,285,045	35,290,076	23,014,765	(45,386,671)

Net gain (loss)	25,737,104	43,211,575	32,961,079	(60,774,711)

Net increase (decrease) in net assets resulting from operations	$27,958,289	$47,672,390	$40,764,753	$(52,781,925)

See accompanying notes which are an integral part of the financial statements.

65

Financial Statements – continued

Statements of Operations

For the six months ended January 31, 2020 (Unaudited)

	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF

Investment Income

Dividends	$13,685,446	$12,797,516	$4,460,741	$17,370,218

Interest	8,139	19,354	3,634	22,129

Total income	13,693,585	12,816,870	4,464,375	17,392,347

Expenses

Management fees	434,535	652,151	186,926	1,174,266

Independent trustees’ compensation	3,348	4,799	1,381	8,035

Total expenses	437,883	656,950	188,307	1,182,301

Net investment income (loss)	13,255,702	12,159,920	4,276,068	16,210,046

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(3,674,800)	(591,759)	(1,303,124)	(3,194,085)

Net realized gain (loss) on In-kind redemptions	20,955,863	31,414,380	5,028,742	24,003,135

Net realized gain (loss) on futures contracts	41,619	56,582	3,443	24,603

Net realized gain (loss) on foreign currency transactions	—	—	(3)	—

Total net realized gain (loss)	17,322,682	30,879,203	3,729,058	20,833,653

Change in net unrealized appreciation (depreciation) on investment securities	25,057,558	93,641,653	14,572,409	426,807,125

Change in net unrealized appreciation (depreciation) on futures contracts	(71,463)	(159,704)	(17,753)	246,529

Total change in net unrealized appreciation (depreciation)	24,986,095	93,481,949	14,554,656	427,053,654

Net gain (loss)	42,308,777	124,361,152	18,283,714	447,887,307

Net increase (decrease) in net assets resulting from operations	$55,564,479	$136,521,072	$22,559,782	$464,097,353

See accompanying notes which are an integral part of the financial statements.

66

Statements of Operations

For the six months ended January 31, 2020 (Unaudited)

	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Utilities Index ETF

Investment Income

Dividends	$1,918,396	$17,786,340	$13,240,881

Interest	1,872	8,286	8,434

Total income	1,920,268	17,794,626	13,249,315

Expenses

Management fees	82,357	406,657	369,073

Independent trustees’ compensation	606	2,798	2,506

Total expenses	82,963	409,455	371,579

Net investment income (loss)	1,837,305	17,385,171	12,877,736

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(792,409)	(3,585,941)	(804,453)

Net realized gain (loss) on In-kind redemptions	1,947,691	10,332,645	9,611,636

Net realized gain (loss) on futures contracts	8,606	130,887	222,305

Net realized gain (loss) on foreign currency transactions	—	—	—

Total net realized gain (loss)	1,163,888	6,877,591	9,029,488

Change in net unrealized appreciation (depreciation) on investment securities	(5,117,831)	43,636,161	108,501,721

Change in net unrealized appreciation (depreciation) on futures contracts	(25,437)	21,201	61,664

Total change in net unrealized appreciation (depreciation)	(5,143,268)	43,657,362	108,563,385

Net gain (loss)	(3,979,380)	50,534,953	117,592,873

Net increase (decrease) in net assets resulting from operations	$(2,142,075)	$67,920,124	$130,470,609

See accompanying notes which are an integral part of the financial statements.

67

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Communication Services Index ETF		Fidelity MSCI Consumer Discretionary Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,221,185	$3,919,089	$4,460,815	$7,955,257
Net realized gain (loss)	10,452,059	6,708,389	7,921,499	63,352,867
Change in net unrealized appreciation (depreciation)	15,285,045	36,735,985	35,290,076	(34,233,246)

Net increase (decrease) in net assets resulting from operations	27,958,289	47,363,463	47,672,390	37,074,878

Distributions to shareholders	(2,060,550)	(3,314,700)	(4,446,150)	(8,215,200)

Share transactions
Proceeds from sales of shares	141,399,185	333,949,778	46,577,018	550,589,148
Cost of shares redeemed	(54,248,545)	(128,714,106)	(47,877,923)	(479,120,713)

Net increase (decrease) in net assets resulting from share transactions	87,150,640	205,235,672	(1,300,905)	71,468,435

Total increase (decrease) in net assets	113,048,379	249,284,435	41,925,335	100,328,113

Net Assets
Beginning of period	374,388,764	125,104,329	728,457,049	628,128,936

End of period	$487,437,143	$374,388,764	$770,382,384	$728,457,049

Other Information

Shares
Sold	4,150,000	10,700,000	1,000,000	12,900,000
Redeemed	(1,500,000)	(4,150,000)	(1,000,000)	(11,650,000)

Net increase (decrease)	2,650,000	6,550,000	—	1,250,000

See accompanying notes which are an integral part of the financial statements.

68

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Staples Index ETF		Fidelity MSCI Energy Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,803,674	$12,548,098	$7,992,786	$14,963,635
Net realized gain (loss)	9,946,314	10,498,459	(15,388,040)	(6,819,269)
Change in net unrealized appreciation (depreciation)	23,014,765	23,359,605	(45,386,671)	(128,630,437)

Net increase (decrease) in net assets resulting from operations	40,764,753	46,406,162	(52,781,925)	(120,486,071)

Distributions to shareholders	(7,762,600)	(12,158,300)	(19,517,350)	(15,191,850)

Share transactions
Proceeds from sales of shares	129,171,459	421,706,910	39,701,879	144,619,090
Cost of shares redeemed	(100,546,510)	(219,855,040)	(43,154,254)	(175,470,393)

Net increase (decrease) in net assets resulting from share transactions	28,624,949	201,851,870	(3,452,375)	(30,851,303)

Total increase (decrease) in net assets	61,627,102	236,099,732	(75,751,650)	(166,529,224)

Net Assets
Beginning of period	548,069,944	311,970,212	467,628,115	634,157,339

End of period	$609,697,046	$548,069,944	$391,876,465	$467,628,115

Other Information

Shares
Sold	3,550,000	12,600,000	2,600,000	8,000,000
Redeemed	(2,750,000)	(6,850,000)	(2,750,000)	(9,650,000)

Net increase (decrease)	800,000	5,750,000	(150,000)	(1,650,000)

See accompanying notes which are an integral part of the financial statements.

69

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Financials Index ETF		Fidelity MSCI Health Care Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,255,702	$28,248,410	$12,159,920	$21,863,611
Net realized gain (loss)	17,322,682	79,721,304	30,879,203	90,474,894
Change in net unrealized appreciation (depreciation)	24,986,095	(105,807,789)	93,481,949	(73,666,611)

Net increase (decrease) in net assets resulting from operations	55,564,479	2,161,925	136,521,072	38,671,894

Distributions to shareholders	(12,028,500)	(28,117,600)	(8,748,700)	(32,785,100)

Share transactions
Proceeds from sales of shares	32,982,151	111,490,469	151,997,978	605,506,750
Cost of shares redeemed	(157,428,044)	(516,051,490)	(107,234,764)	(306,767,425)

Net increase (decrease) in net assets resulting from share transactions	(124,445,893)	(404,561,021)	44,763,214	298,739,325

Total increase (decrease) in net assets	(80,909,914)	(430,516,696)	172,535,586	304,626,119

Net Assets
Beginning of period	1,143,858,468	1,574,375,164	1,557,252,463	1,252,626,344

End of period	$1,062,948,554	$1,143,858,468	$1,729,788,049	$1,557,252,463

Other Information

Shares
Sold	750,000	2,900,000	3,100,000	13,600,000
Redeemed	(3,950,000)	(13,500,000)	(2,450,000)	(7,200,000)

Net increase (decrease)	(3,200,000)	(10,600,000)	650,000	6,400,000

See accompanying notes which are an integral part of the financial statements.

70

Statements of Changes in Net Assets

	Fidelity MSCI Industrials Index ETF		Fidelity MSCI Information Technology Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,276,068	$8,095,623	$16,210,046	$27,104,670
Net realized gain (loss)	3,729,058	23,882,304	20,833,653	194,611,311
Change in net unrealized appreciation (depreciation)	14,554,656	(26,405,832)	427,053,654	72,901,985

Net increase (decrease) in net assets resulting from operations	22,559,782	5,572,095	464,097,353	294,617,966

Distributions to shareholders	(4,181,700)	(7,967,250)	(15,631,500)	(26,778,650)

Share transactions
Proceeds from sales of shares	10,558,025	99,681,511	467,454,670	731,389,567
Cost of shares redeemed	(21,508,287)	(142,639,469)	(50,956,729)	(651,118,489)

Net increase (decrease) in net assets resulting from share transactions	(10,950,262)	(42,957,958)	416,497,941	80,271,078

Total increase (decrease) in net assets	7,427,820	(45,353,113)	864,963,794	348,110,394

Net Assets
Beginning of period	454,471,056	499,824,169	2,571,364,231	2,223,253,837

End of period	$461,898,876	$454,471,056	$3,436,328,025	$2,571,364,231

Other Information

Shares
Sold	250,000	2,600,000	6,600,000	12,700,000
Redeemed	(550,000)	(3,900,000)	(750,000)	(12,300,000)

Net increase (decrease)	(300,000)	(1,300,000)	5,850,000	400,000

See accompanying notes which are an integral part of the financial statements.

71

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity MSCI Materials Index ETF		Fidelity MSCI Real Estate Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,837,305	$4,165,365	$17,385,171	$28,928,287
Net realized gain (loss)	1,163,888	(2,984,773)	6,877,591	11,060,069
Change in net unrealized appreciation (depreciation)	(5,143,268)	(17,284,162)	43,657,362	43,048,682

Net increase (decrease) in net assets resulting from operations	(2,142,075)	(16,103,570)	67,920,124	83,037,038

Distributions to shareholders	(1,938,000)	(4,082,150)	(14,969,050)	(34,076,900)

Share transactions
Proceeds from sales of shares	38,217,962	84,423,869	211,926,314	590,575,099
Cost of shares redeemed	(14,763,159)	(130,623,126)	(55,028,273)	(297,879,834)

Net increase (decrease) in net assets resulting from share transactions	23,454,803	(46,199,257)	156,898,041	292,695,265

Total increase (decrease) in net assets	19,374,728	(66,384,977)	209,849,115	341,655,403

Net Assets
Beginning of period	199,043,211	265,428,188	844,002,883	502,347,480

End of period	$218,417,939	$199,043,211	$1,053,851,998	$844,002,883

Other Information

Shares
Sold	1,150,000	2,650,000	7,650,000	23,800,000
Redeemed	(450,000)	(4,200,000)	(2,000,000)	(12,400,000)

Net increase (decrease)	700,000	(1,550,000)	5,650,000	11,400,000

See accompanying notes which are an integral part of the financial statements.

72

Statements of Changes in Net Assets

	Fidelity MSCI Utilities Index ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,877,736	$16,911,430
Net realized gain (loss)	9,029,488	8,631,826
Change in net unrealized appreciation (depreciation)	108,563,385	54,722,931

Net increase (decrease) in net assets resulting from operations	130,470,609	80,266,187

Distributions to shareholders	(12,733,300)	(16,704,200)

Share transactions
Proceeds from sales of shares	210,419,224	483,209,133
Cost of shares redeemed	(43,177,301)	(149,853,958)

Net increase (decrease) in net assets resulting from share transactions	167,241,923	333,355,175

Total increase (decrease) in net assets	284,979,232	396,917,162

Net Assets
Beginning of period	733,190,164	336,273,002

End of period	$1,018,169,396	$733,190,164

Other Information

Shares
Sold	5,050,000	13,100,000
Redeemed	(1,050,000)	(4,050,000)

Net increase (decrease)	4,000,000	9,050,000

See accompanying notes which are an integral part of the financial statements.

73

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Communication Services Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$34.35		$28.76	$32.62	$32.10	$26.86	$26.98

Income from Investment Operations
Net investment income (loss)A	0.17		0.49	0.85	0.80	0.78	0.78
Net realized and unrealized gain (loss)	1.60		5.59	(2.43)	0.62	5.11	(0.09)

Total from investment operations	1.77		6.08	(1.58)	1.42	5.89	0.69

Distributions from net investment income	(0.15)		(0.49)	(1.00)	(0.90)	(0.65)	(0.81)

Distributions from net realized gain	—		—	(1.28)	—	—	—

Total distributions	(0.15)		(0.49)	(2.28)	(0.90)	(0.65)	(0.81)

Net asset value, end of period	$35.97		$34.35	$28.76	$32.62	$32.10	$26.86

Total ReturnB	5.19%		21.33%	(5.14)%	4.58%	22.36%	2.56%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	.98	%D	1.53%	2.81%	2.55%	2.74%	2.89%

Supplemental Data
Net assets, end of period (000 omitted)	$487,437		$374,389	$125,104	$115,818	$174,940	$81,908
Portfolio turnover rateE,F	8	%G	82%	38%	27%	26%	23%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

74

Financial Highlights

	Fidelity MSCI Consumer Discretionary Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$46.25		$43.32	$36.06	$31.99	$32.06	$26.58

Income from Investment Operations
Net investment income (loss)A	0.28		0.51	0.47	0.50	0.43	0.37
Net realized and unrealized gain (loss)	2.66		2.96	7.20	4.07	(0.06)	5.43

Total from investment operations	2.94		3.47	7.67	4.57	0.37	5.80

Distributions from net investment income	(0.28)		(0.54)	(0.41)	(0.50)	(0.44)	(0.32)

Total distributions	(0.28)		(0.54)	(0.41)	(0.50)	(0.44)	(0.32)

Net asset value, end of period	$48.91		$46.25	$43.32	$36.06	$31.99	$32.06

Total ReturnB	6.38%		8.15%	21.36%	14.41%	1.25%	21.93%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.20	%D	1.18%	1.16%	1.49%	1.41%	1.25%

Supplemental Data
Net assets, end of period (000 omitted)	$770,382		$728,457	$628,129	$293,913	$262,322	$299,794
Portfolio turnover rateE,F	2	%G	25%	5%	7%	5%	8%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

75

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Consumer Staples Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$35.59		$32.33	$33.23	$32.82	$30.31	$26.16

Income from Investment Operations
Net investment income (loss)A	0.48		0.94	0.86	0.83	0.75	0.77
Net realized and unrealized gain (loss)	2.05		3.23	(0.88)	0.40	2.56	4.16

Total from investment operations	2.53		4.17	(0.02)	1.23	3.31	4.93

Distributions from net investment income	(0.48)		(0.91)	(0.88)	(0.82)	(0.80)	(0.78)

Total distributions	(0.48)		(0.91)	(0.88)	(0.82)	(0.80)	(0.78)

Net asset value, end of period	$37.64		$35.59	$32.33	$33.23	$32.82	$30.31

Total ReturnB	7.15%		13.16%	(0.06)%	3.82%	11.18%	19.00%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.61	%D	2.83%	2.65%	2.56%	2.45%	2.63%

Supplemental Data
Net assets, end of period (000 omitted)	$609,697		$548,070	$311,970	$312,349	$285,504	$204,596
Portfolio turnover rateE,F	17	%G	30%	24%	11%	10%	10%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

76

Financial Highlights

	Fidelity MSCI Energy Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$16.79		$21.50	$18.39	$19.03	$19.72	$27.97

Income from Investment Operations
Net investment income (loss)A	0.30		0.54	0.47	0.57	0.50	0.57
Net realized and unrealized gain (loss)	(2.20)		(4.70)	3.22	(0.73)	(0.69)	(8.31)

Total from investment operations	(1.90)		(4.16)	3.69	(0.16)	(0.19)	(7.74)

Distributions from net investment income	(0.74)		(0.55)	(0.58)	(0.48)	(0.50)	(0.51)

Total distributions	(0.74)		(0.55)	(0.58)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$14.15		$16.79	$21.50	$18.39	$19.03	$19.72

Total ReturnB	(11.81)%		(19.42)%	20.52%	(0.96)%	(0.75)%	(27.95)%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	3.83	%D	2.92%	2.40%	2.91%	2.74%	2.47%

Supplemental Data
Net assets, end of period (000 omitted)	$391,876		$467,628	$634,157	$431,311	$430,039	$256,399
Portfolio turnover rateE,F	5	%G	6%	5%	10%	19%	8%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

77

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Financials Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$41.22		$41.05		$36.94	$28.61	$29.78	$26.61

Income from Investment Operations
Net investment income (loss)A	0.53		0.89		0.75	0.61	0.63	0.58
Net realized and unrealized gain (loss)	2.05		0.18	B	4.11	8.28	(1.11)	3.15

Total from investment operations	2.58		1.07		4.86	8.89	(0.48)	3.73

Distributions from net investment income	(0.50)		(0.90)		(0.75)	(0.56)	(0.69)	(0.56)

Total distributions	(0.50)		(0.90)		(0.75)	(0.56)	(0.69)	(0.56)

Net asset value, end of period	$43.30		$41.22		$41.05	$36.94	$28.61	$29.78

Total ReturnC	6.27%		2.80%		13.23%	31.31%	(1.49)%	14.08%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%		.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%E	.08%		.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%E	.08%		.08%	.08%	.12%	.12%
Net investment income (loss)	2.54	%E	2.27%		1.88%	1.77%	2.29%	2.01%

Supplemental Data
Net assets, end of period (000 omitted)	$1,062,949		$1,143,858		$1,574,375	$921,679	$237,490	$344,012
Portfolio turnover rateF,G	3	%H	5%		5%	18%	8%	7%

A	Calculated based on average shares outstanding during the period.

B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

78

Financial Highlights

	Fidelity MSCI Health Care Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$44.43		$43.72	$38.44	$35.67	$37.16	$29.05

Income from Investment Operations
Net investment income (loss)A	0.36		0.63	0.56	0.51	0.44	0.80	B
Net realized and unrealized gain (loss)	3.92		1.01	5.29	2.76	(1.49)	7.99

Total from investment operations	4.28		1.64	5.85	3.27	(1.05)	8.79

Distributions from net investment income	(0.26)		(0.93)	(0.57)	(0.50)	(0.44)	(0.68)

Total distributions	(0.26)		(0.93)	(0.57)	(0.50)	(0.44)	(0.68)

Net asset value, end of period	$48.45		$44.43	$43.72	$38.44	$35.67	$37.16

Total ReturnC	9.68%		3.84%	15.34%	9.30%	(2.73)%	30.40%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%E	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	1.56	%E	1.43%	1.39%	1.45%	1.30%	2.31	%B

Supplemental Data
Net assets, end of period (000 omitted)	$1,729,788		$1,557,252	$1,252,626	$818,710	$642,124	$800,713
Portfolio turnover rateF,G	4	%H	5%	8%	4%	9%	10%

A	Calculated based on average shares outstanding during the period.

B	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

79

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Industrials Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019		Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$40.04		$39.51		$34.93	$30.10	$28.05	$26.85

Income from Investment Operations
Net investment income (loss)A	0.39		0.70		0.61	0.61	0.54	0.48
Net realized and unrealized gain (loss)	1.75		0.51	B	4.62	4.79	2.04	1.19

Total from investment operations	2.14		1.21		5.23	5.40	2.58	1.67

Distributions from net investment income	(0.38)		(0.68)		(0.65)	(0.57)	(0.53)	(0.47)

Total distributions	(0.38)		(0.68)		(0.65)	(0.57)	(0.53)	(0.47)

Net asset value, end of period	$41.80		$40.04		$39.51	$34.93	$30.10	$28.05

Total ReturnC	5.37%		3.23%		15.08%	18.08%	9.41%	6.18%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%		.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%E	.08%		.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%E	.08%		.08%	.08%	.12%	.12%
Net investment income (loss)	1.91	%E	1.84%		1.61%	1.85%	1.94%	1.69%

Supplemental Data
Net assets, end of period (000 omitted)	$461,899		$454,471		$499,824	$354,586	$158,049	$143,034
Portfolio turnover rateF,G	2	%H	5%		5%	5%	11%	6%

A	Calculated based on average shares outstanding during the period.

B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

80

Financial Highlights

	Fidelity MSCI Information Technology Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$64.53		$56.36	$44.50	$34.93	$32.69		$29.29

Income from Investment Operations
Net investment income (loss)A	0.39		0.70	0.53	0.48	0.46		0.39
Net realized and unrealized gain (loss)	10.65		8.17	11.85	9.54	2.24	B	3.40

Total from investment operations	11.04		8.87	12.38	10.02	2.70		3.79

Distributions from net investment income	(0.38)		(0.70)	(0.52)	(0.45)	(0.46)		(0.39)

Total distributions	(0.38)		(0.70)	(0.52)	(0.45)	(0.46)		(0.39)

Net asset value, end of period	$75.19		$64.53	$56.36	$44.50	$34.93		$32.69

Total ReturnC	17.18%		15.94%	27.92%	28.86%	8.41	%B	12.98%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.08%	.12%		.12%
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.08%	.12%		.12%
Expenses net of all reductions	.08	%E	.08%	.08%	.08%	.12%		.12%
Net investment income (loss)	1.15	%E	1.22%	1.02%	1.19%	1.42%		1.23%

Supplemental Data
Net assets, end of period (000 omitted)	$3,436,328		$2,571,364	$2,223,254	$1,010,043	$431,391		$423,372
Portfolio turnover rateF,G	2	%H	18%	4%	6%	5%		6%

A	Calculated based on average shares outstanding during the period.

B	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

81

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Materials Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$32.63		$34.70	$31.63	$27.71	$25.91	$27.66

Income from Investment Operations
Net investment income (loss)A	0.30		0.65	0.55	0.57	0.50	0.50
Net realized and unrealized gain (loss)	(0.48)		(2.08)	3.09	3.87	1.83	(1.75)

Total from investment operations	(0.18)		(1.43)	3.64	4.44	2.33	(1.25)

Distributions from net investment income	(0.33)		(0.64)	(0.57)	(0.52)	(0.53)	(0.50)

Total distributions	(0.33)		(0.64)	(0.57)	(0.52)	(0.53)	(0.50)

Net asset value, end of period	$32.12		$32.63	$34.70	$31.63	$27.71	$25.91

Total ReturnB	(0.58)%		(4.02)%	11.54%	16.17%	9.28%	(4.65)%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.11%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.11%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.11%	.12%
Net investment income (loss)	1.86	%D	2.05%	1.60%	1.93%	2.00%	1.81%

Supplemental Data
Net assets, end of period (000 omitted)	$218,418		$199,043	$265,428	$211,931	$123,325	$123,052
Portfolio turnover rateE,F	1	%G	12%	10%	7%	9%	7%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

82

Financial Highlights

	Fidelity MSCI Real Estate Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$26.58		$24.69	$24.53	$25.83	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.49		1.05	0.76	0.68	0.83	0.38
Net realized and unrealized gain (loss)	1.54		2.08	0.32	(1.12)	3.37	(1.70)

Total from investment operations	2.03		3.13	1.08	(0.44)	4.20	(1.32)

Distributions from net investment income	(0.43)		(1.24)	(0.92)	(0.86)	(0.92)	(0.38)

Return of capital	—		—	—	—	—	(0.03)

Total distributions	(0.43)		(1.24)	(0.92)	(0.86)	(0.92)	(0.41)

Net asset value, end of period	$28.18		$26.58	$24.69	$24.53	$25.83	$22.55

Total ReturnC	7.65%		13.19%	4.53%	(1.53)%	19.29%	(5.50)%

Ratios to Average Net AssetsD
Expense before reductions	.08	%E	.08%	.08%	.08%	.11%	.12	%E
Expenses net of fee waivers, if any	.08	%E	.08%	.08%	.08%	.11%	.12	%E
Expenses net of all reductions	.08	%E	.08%	.08%	.08%	.11%	.12	%E
Net investment income (loss)	3.57	%E	4.20%	3.15%	2.85%	3.55%	3.33	%E

Supplemental Data
Net assets, end of period (000 omitted)	$1,053,852		$844,003	$502,347	$392,538	$183,394	$25,936
Portfolio turnover rateF,G	3	%H	10%	8%	17%	10%	10	%H

A	For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

83

Financial Statements – continued

Financial Highlights

	Fidelity MSCI Utilities Index ETF

	Six months ended January 31, 2020 (Unaudited)		Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015

Selected Per-Share Data

Net asset value, beginning of period	$39.21		$34.85	$34.64	$33.57	$28.10	$26.88

Income from Investment Operations
Net investment income (loss)A	0.61		1.16	1.10	1.06	0.98	0.98
Net realized and unrealized gain (loss)	5.63		4.32	0.20	1.09	5.48	1.47

Total from investment operations	6.24		5.48	1.30	2.15	6.46	2.45

Distributions from net investment income	(0.60)		(1.12)	(1.09)	(1.08)	(0.99)	(1.23)

Total distributions	(0.60)		(1.12)	(1.09)	(1.08)	(0.99)	(1.23)

Net asset value, end of period	$44.85		$39.21	$34.85	$34.64	$33.57	$28.10

Total ReturnB	16.04%		15.93%	3.83%	6.61%	23.56%	9.13%

Ratios to Average Net AssetsC
Expense before reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of fee waivers, if any	.08	%D	.08%	.08%	.08%	.12%	.12%
Expenses net of all reductions	.08	%D	.08%	.08%	.08%	.12%	.12%
Net investment income (loss)	2.91	%D	3.11%	3.21%	3.22%	3.25%	3.37%

Supplemental Data
Net assets, end of period (000 omitted)	$1,018,169		$733,190	$336,273	$277,149	$283,669	$108,176
Portfolio turnover rateE,F	2	%G	7%	6%	6%	9%	7%

A	Calculated based on average shares outstanding during the period.

B	Total returns for periods of less than one year are not annualized.

C	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

D	Annualized.

E	Amount does not include the portfolio activity of any underlying funds.

F	Portfolio turnover rate excludes securities received or delivered in-kind.

G	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

84

Notes to Financial Statements

For the period ended January 31, 2020 (Unaudited)

1. Organization.

Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of Fidelity MSCI Industrials Index ETF and Fidelity MSCI Real Estate Index ETF, are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2020, is included at the end of each Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

85

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. For Fidelity MSCI Information Technology Index ETF a large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as “Deferred dividend income”. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Communication Services Index ETF	$438,467,733	$65,941,164	$(16,503,427)	$49,437,737
Fidelity MSCI Consumer Discretionary Index ETF	710,475,668	109,962,921	(50,411,043)	59,551,878
Fidelity MSCI Consumer Staples Index ETF	580,086,490	67,090,068	(37,961,842)	29,128,226
Fidelity MSCI Energy Index ETF	568,911,146	2,398,892	(179,994,652)	(177,595,760)
Fidelity MSCI Financials Index ETF	981,220,143	132,967,154	(52,163,691)	80,803,463
Fidelity MSCI Health Care Index ETF	1,528,878,201	288,350,398	(89,699,123)	198,651,275
Fidelity MSCI Industrials Index ETF	445,660,719	64,267,511	(48,303,146)	15,964,365

86

2. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Information Technology Index ETF	$2,495,431,263	$980,623,697	$(40,689,592)	$939,934,105
Fidelity MSCI Materials Index ETF	238,025,420	18,517,011	(38,259,210)	(19,742,199)
Fidelity MSCI Real Estate Index ETF	973,524,210	126,824,885	(47,126,609)	79,698,276
Fidelity MSCI Utilities Index ETF	851,050,247	173,804,788	(6,967,832)	166,836,956

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Communication Services Index ETF	$(9,673,560)	$(16,503,778)	$(26,177,338)
Fidelity MSCI Consumer Discretionary Index ETF	(5,590,771)	(11,146,380)	(16,737,151)
Fidelity MSCI Consumer Staples Index ETF	—	(3,851,643)	(3,851,643)
Fidelity MSCI Energy Index ETF	(6,791,923)	(31,462,509)	(38,254,432)
Fidelity MSCI Financials Index ETF	(6,579,782)	(3,857,510)	(10,437,292)
Fidelity MSCI Health Care Index ETF	(7,536,383)	(7,503,506)	(15,039,889)
Fidelity MSCI Industrials Index ETF	(1,740,905)	(3,717,885)	(5,458,790)
Fidelity MSCI Information Technology Index ETF	(25,043,225)	(1,550,982)	(26,594,207)
Fidelity MSCI Materials Index ETF	(3,147,221)	(3,579,181)	(6,726,402)
Fidelity MSCI Real Estate Index ETF	(6,482,003)	(4,861,822)	(11,343,825)
Fidelity MSCI Utilities Index ETF	(5,783,922)	(11,700,906)	(17,484,828)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds’ use of derivatives increased or decreased their exposure to the following risk:

Equity risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

87

Notes to Financial Statements – continued

3. Derivative Instruments – continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases	Sales
Fidelity MSCI Communication Services Index ETF	$37,403,678	$36,848,518
Fidelity MSCI Consumer Discretionary Index ETF	15,716,269	16,356,116
Fidelity MSCI Consumer Staples Index ETF	104,455,954	103,832,035
Fidelity MSCI Energy Index ETF	21,545,410	23,541,408
Fidelity MSCI Financials Index ETF	26,798,808	30,645,139
Fidelity MSCI Health Care Index ETF	66,400,970	58,807,716
Fidelity MSCI Industrials Index ETF	7,071,145	7,838,580
Fidelity MSCI Information Technology Index ETF	45,704,221	48,594,917
Fidelity MSCI Materials Index ETF	2,283,268	2,593,885
Fidelity MSCI Real Estate Index ETF	32,692,954	30,585,495
Fidelity MSCI Utilities Index ETF	20,405,594	20,052,460

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Communication Services Index ETF	$140,893,677	$53,971,307
Fidelity MSCI Consumer Discretionary Index ETF	46,274,239	47,529,853
Fidelity MSCI Consumer Staples Index ETF	128,528,905	100,056,666
Fidelity MSCI Energy Index ETF	39,503,073	42,940,591
Fidelity MSCI Financials Index ETF	31,980,689	153,316,879
Fidelity MSCI Health Care Index ETF	151,495,350	106,601,250
Fidelity MSCI Industrials Index ETF	10,466,788	21,346,304
Fidelity MSCI Information Technology Index ETF	464,820,900	50,675,958
Fidelity MSCI Materials Index ETF	38,125,717	14,733,520
Fidelity MSCI Real Estate Index ETF	210,161,366	54,438,002
Fidelity MSCI Utilities Index ETF	209,818,690	43,061,880

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

88

5. Fees and Other Transactions with Affiliates – continued

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

89

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During PeriodB August 1, 2019 to January 31, 2020

Fidelity MSCI Communication Services Index ETF	0.08%

Actual		$1,000.00	$1,051.90	$0.41

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Consumer Discretionary Index ETF	0.08%

Actual		$1,000.00	$1,063.80	$0.42

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Consumer Staples Index ETF	0.08%

Actual		$1,000.00	$1,071.50	$0.42

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Energy Index ETF	0.08%

Actual		$1,000.00	$881.90	$0.38

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Financials Index ETF	0.08%

Actual		$1,000.00	$1,062.70	$0.41

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Health Care Index ETF	0.08%

Actual		$1,000.00	$1,096.80	$0.42

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Industrials Index ETF	0.08%

Actual		$1,000.00	$1,053.70	$0.41

HypotheticalC		$1,000.00	$1,024.73	$0.41

90

	Annualized Expense RatioA	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During PeriodB August 1, 2019 to January 31, 2020

Fidelity MSCI Information Technology Index ETF	0.08%

Actual		$1,000.00	$1,171.80	$0.44

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Materials Index ETF	0.08%

Actual		$1,000.00	$994.20	$0.40

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Real Estate Index ETF	0.08%

Actual		$1,000.00	$1,076.50	$0.42

HypotheticalC		$1,000.00	$1,024.73	$0.41

Fidelity MSCI Utilities Index ETF	0.08%

Actual		$1,000.00	$1,160.40	$0.43

HypotheticalC		$1,000.00	$1,024.73	$0.41

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

C	5% return per year before expenses.

91

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory and ETF services agreement for each fund (Sub-Advisory Agreement) with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). FMR and BFA are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity’s advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and BFA, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of BFA. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.

The Board also considered the nature, extent and quality of services provided by BFA. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, BFA is responsible for, among other things, identifying investments, arranging for execution of portfolio transactions to implement each fund’s investment strategy, and performing certain ETF-related services. In addition, the Trustees noted that BFA is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and BFA’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and BFA’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and BFA’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over

92

time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and BFA’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with certain of the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three- and five-year periods ended June 30, 2019, as shown below.

93

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

94

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

95

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

96

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

97

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

98

Fidelity MSCI Utilities Index ETF

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity ETFs are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

The Board considered that effective July 1, 2016, each fund’s management fee rate was reduced from 0.12% to 0.084%.

99

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Communication Services Index ETF

Fidelity MSCI Consumer Discretionary Index ETF

100

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

101

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

102

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

103

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

104

Fidelity MSCI Utilities Index ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and BFA, such as other funds advised or subadvised by Fidelity or BFA, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

105

Board Approval of Investment Advisory Contracts and Management Fees – continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and BFA’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and BFA’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board’s responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of BFA’s relationship with each fund and BFA’s representation that it did not realize any fall-out benefits as a result of its relationship with each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity’s non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Amended and Restated Contracts should be approved and each fund’s Advisory Contracts should be renewed.

106

[THIS PAGE INTENTIONALLY LEFT BLANK]

107

EXT-SANN-0320 1.9584798.106

Fidelity® Dividend ETF for Rising Rates

Fidelity® High Dividend ETF

Fidelity® Low Volatility Factor ETF

Fidelity® Momentum Factor ETF

Fidelity® Quality Factor ETF

Fidelity® Small-Mid Factor ETF

Fidelity® Stocks for Inflation ETF

Fidelity® Value Factor ETF

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2020 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3

Fidelity® Dividend ETF for Rising Rates

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	6.1
Microsoft Corp.	5.6
Johnson & Johnson	2.6
JPMorgan Chase & Co.	2.5
Merck & Co., Inc.	2.0
Intel Corp.	1.9
Bank of America Corp.	1.9
Bristol-Myers Squibb Co.	1.8
The Procter & Gamble Co.	1.7
Amgen, Inc.	1.7

27.8

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	25.0
Health Care	13.7
Financials	13.0
Consumer Discretionary	10.3
Industrials	9.4
Communication Services	8.4
Consumer Staples	6.4
Energy	3.8
Utilities	3.6
Real Estate	3.2
Materials	2.5

Asset Allocation as of January 31, 2020

Percentages shown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 7.7%

4

Fidelity® High Dividend ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	4.2
Microsoft Corp.	3.9
JPMorgan Chase & Co.	3.2
The Procter & Gamble Co.	3.0
PepsiCo, Inc.	2.6
Bank of America Corp.	2.5
Exxon Mobil Corp.	2.1
Chevron Corp.	2.1
Philip Morris International, Inc.	2.0
NextEra Energy, Inc.	2.0

27.6

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Financials	20.4
Information Technology	17.2
Consumer Staples	13.3
Utilities	11.9
Real Estate	9.9
Energy	9.6
Health Care	7.6
Consumer Discretionary	3.7
Industrials	3.1
Communication Services	2.7

Asset Allocation as of January 31, 2020

*	Foreign investments – 7.9%

5

Fidelity® Low Volatility Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Microsoft Corp.	5.2
Alphabet, Inc. Class A	3.1
Berkshire Hathaway, Inc. Class B	2.2
Johnson & Johnson	2.1
Visa, Inc. Class A	1.9
Intel Corp.	1.8
Facebook, Inc. Class A	1.8
Mastercard, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.5
The Home Depot, Inc.	1.5

22.8

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	22.7
Health Care	14.1
Financials	13.2
Communication Services	9.9
Consumer Discretionary	9.9
Industrials	9.6
Consumer Staples	6.8
Real Estate	3.9
Energy	3.7
Utilities	3.6
Materials	2.4

Asset Allocation as of January 31, 2020

Percentages shown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 6.9%

6

Fidelity® Momentum Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	5.1
Microsoft Corp.	5.0
Amazon.com, Inc.	3.2
Alphabet, Inc. Class A	3.2
JPMorgan Chase & Co.	2.1
Facebook, Inc. Class A	1.9
Visa, Inc. Class A	1.8
Mastercard, Inc. Class A	1.6
Merck & Co., Inc.	1.6
Abbott Laboratories	1.5

27.0

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	24.7
Financials	13.3
Health Care	12.3
Consumer Discretionary	9.9
Industrials	9.9
Communication Services	9.8
Consumer Staples	6.5
Real Estate	3.8
Utilities	3.6
Energy	3.4
Materials	2.6

Asset Allocation as of January 31, 2020

Percentages shown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 5.4%

7

Fidelity® Quality Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	5.1
Microsoft Corp.	5.0
Alphabet, Inc. Class A	3.2
Johnson & Johnson	2.2
Facebook, Inc. Class A	1.8
Visa, Inc. Class A	1.7
Mastercard, Inc. Class A	1.5
The Home Depot, Inc.	1.5
The Procter & Gamble Co.	1.5
Pfizer, Inc.	1.4

24.9

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	23.6
Health Care	13.5
Financials	13.4
Communication Services	10.1
Consumer Discretionary	9.7
Industrials	9.4
Consumer Staples	6.7
Real Estate	3.9
Energy	3.6
Utilities	3.5
Materials	2.3

Asset Allocation as of January 31, 2020

*	Foreign investments – 2.6%

8

Fidelity® Small-Mid Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Paycom Software, Inc.	0.4
RingCentral, Inc. Class A	0.4
Insulet Corp.	0.4
MarketAxess Holdings, Inc.	0.4
Teledyne Technologies, Inc.	0.4
PulteGroup, Inc.	0.4
Garmin Ltd.	0.4
Tyler Technologies, Inc.	0.4
Allegion PLC	0.4
West Pharmaceutical Services, Inc.	0.3

3.9

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	17.0
Industrials	16.3
Financials	15.9
Consumer Discretionary	13.0
Health Care	12.0
Real Estate	9.7
Materials	4.8
Communication Services	3.6
Consumer Staples	3.2
Utilities	2.7
Energy	1.9

Asset Allocation as of January 31, 2020

Short - Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

*	Foreign investments – 4.4%

9

Fidelity® Stocks for Inflation ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Microsoft Corp.	4.1
Steel Dynamics, Inc.	2.6
LyondellBasell Industries N.V. Class A	2.6
Johnson & Johnson	2.5
The Procter & Gamble Co.	2.5
Exxon Mobil Corp.	2.4
Nucor Corp.	2.3
Chevron Corp.	2.3
ConocoPhillips	2.2
AES Corp.	2.1

25.6

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	19.4
Health Care	17.6
Consumer Staples	11.6
Energy	8.3
Financials	8.2
Materials	7.5
Real Estate	6.2
Industrials	6.0
Utilities	5.6
Consumer Discretionary	5.3
Communication Services	4.2

Asset Allocation as of January 31, 2020

*	Foreign investments – 6.1%

10

Fidelity® Value Factor ETF

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund’s net assets
Apple, Inc.	5.2
Microsoft Corp.	5.0
Amazon.com, Inc.	3.3
Alphabet, Inc. Class A	3.3
Johnson & Johnson	2.2
Berkshire Hathaway, Inc. Class B	2.0
JPMorgan Chase & Co.	2.0
Facebook, Inc. Class A	1.9
Visa, Inc. Class A	1.7
UnitedHealth Group, Inc.	1.7

28.3

Top Market Sectors as of January 31, 2020

% of fund’s net assets
Information Technology	24.2
Financials	13.5
Health Care	13.2
Consumer Discretionary	9.9
Communication Services	9.6
Industrials	9.3
Consumer Staples	6.7
Real Estate	3.9
Energy	3.7
Utilities	3.6
Materials	2.2

Asset Allocation as of January 31, 2020

Percentages shown as 0.0% may reflect amounts less than 0.05%.

*	Foreign investments – 2.7%

11

Fidelity® Dividend ETF for Rising Rates

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.3%

	Shares	Value
COMMUNICATION SERVICES – 8.4%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	128,559	$4,836,390
CenturyLink, Inc. (a)	79,899	1,091,420
Verizon Communications, Inc.	72,251	4,294,599

		10,222,409

Entertainment – 1.9%
Activision Blizzard, Inc.	31,827	1,861,243
Cinemark Holdings, Inc.	26,689	840,970
The Walt Disney Co.	28,542	3,947,644
World Wrestling Entertainment, Inc. Class A (a)	13,141	642,332

		7,292,189

Media – 3.6%
Cable One, Inc.	1,238	2,109,589
Comcast Corp. Class A	87,059	3,760,078
Nexstar Media Group, Inc. Class A	13,027	1,578,221
Omnicom Group, Inc.	16,191	1,219,344
Sirius XM Holdings, Inc. (a)	194,329	1,373,906
The Interpublic Group of Cos., Inc.	50,497	1,146,282
The New York Times Co. Class A	42,122	1,348,326
ViacomCBS, Inc. Class B	25,293	863,250

		13,398,996

Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	29,801	675,887

TOTAL COMMUNICATION SERVICES		31,589,481

CONSUMER DISCRETIONARY – 10.3%
Automobiles – 1.1%
Ford Motor Co.	238,767	2,105,925
General Motors Co.	59,427	1,984,267

		4,090,192

Hotels, Restaurants & Leisure – 2.6%
Las Vegas Sands Corp.	33,139	2,164,308
McDonald’s Corp.	19,221	4,112,718
Starbucks Corp.	40,346	3,422,551

		9,699,577

Household Durables – 0.6%
Persimmon PLC	53,011	2,137,131

Multiline Retail – 1.1%
Macy’s, Inc.	66,815	1,065,699
Target Corp.	29,407	3,256,531

		4,322,230

Specialty Retail – 3.4%
L Brands, Inc.	62,424	1,445,740
Lowe’s Cos., Inc.	27,593	3,207,410
The Home Depot, Inc.	23,609	5,385,213
The TJX Cos., Inc.	49,289	2,910,023

		12,948,386

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.5%
NIKE, Inc. Class B	36,679	$3,532,188
Pandora A/S	38,116	1,976,540

		5,508,728

TOTAL CONSUMER DISCRETIONARY		38,706,244

CONSUMER STAPLES – 6.4%
Beverages – 1.4%
The Coca-Cola Co.	89,706	5,238,831

Food Products – 0.4%
The Kraft Heinz Co.	48,359	1,412,083

Household Products – 1.7%
The Procter & Gamble Co.	52,265	6,513,264

Tobacco – 2.9%
Altria Group, Inc.	63,548	3,020,436
British American Tobacco PLC	54,802	2,429,690
Imperial Brands PLC	58,350	1,503,114
Philip Morris International, Inc.	45,329	3,748,708

		10,701,948

TOTAL CONSUMER STAPLES		23,866,126

ENERGY – 3.8%
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	47,780	1,601,108

Oil, Gas & Consumable Fuels – 3.4%
Chevron Corp.	36,251	3,883,932
Exxon Mobil Corp.	72,814	4,523,206
Kinder Morgan, Inc.	97,539	2,035,639
Occidental Petroleum Corp.	29,541	1,173,369
Targa Resources Corp.	33,703	1,230,159

		12,846,305

TOTAL ENERGY		14,447,413

FINANCIALS – 13.0%
Banks – 5.8%
Bank of America Corp.	216,477	7,106,940
JPMorgan Chase & Co.	70,044	9,271,024
Wells Fargo & Co.	112,084	5,261,223

		21,639,187

Capital Markets – 0.7%
Invesco Ltd.	159,248	2,754,990

Insurance – 1.7%
Old Republic International Corp.	142,822	3,220,636
Prudential Financial, Inc.	35,779	3,258,036

		6,478,672

Mortgage Real Estate Investment Trusts (REITs) – 4.8%
AGNC Investment Corp.	163,201	3,033,907
Annaly Capital Management, Inc.	286,694	2,798,133
Chimera Investment Corp.	149,700	3,173,640

See accompanying notes which are an integral part of the financial statements.

12

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
MFA Financial, Inc.	388,315	$3,028,857
New Residential Investment Corp.	169,900	2,844,126
Two Harbors Investment Corp.	195,410	2,981,957

		17,860,620

TOTAL FINANCIALS		48,733,469

HEALTH CARE – 13.7%
Biotechnology – 4.5%
AbbVie, Inc.	70,382	5,702,350
Amgen, Inc.	30,105	6,504,185
Gilead Sciences, Inc.	75,163	4,750,302

		16,956,837

Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	85,733	4,390,387
Five Star Senior Living, Inc. (b)	3,055	13,839

		4,404,226

Pharmaceuticals – 8.0%
Bristol-Myers Squibb Co.	103,982	6,545,667
Johnson & Johnson	65,401	9,736,247
Merck & Co., Inc.	88,583	7,568,531
Pfizer, Inc.	171,113	6,372,248

		30,222,693

TOTAL HEALTH CARE		51,583,756

INDUSTRIALS – 9.4%
Aerospace & Defense – 2.2%
Lockheed Martin Corp.	6,348	2,717,706
The Boeing Co.	9,194	2,926,174
United Technologies Corp.	18,218	2,736,344

		8,380,224

Air Freight & Logistics – 0.7%
Royal Mail PLC	258,086	675,470
United Parcel Service, Inc. Class B	17,657	1,827,853

		2,503,323

Airlines – 0.4%
Delta Air Lines, Inc.	26,494	1,476,775

Building Products – 0.4%
Johnson Controls International PLC	38,924	1,535,552

Electrical Equipment – 0.9%
Eaton Corp. PLC	17,594	1,662,105
Emerson Electric Co.	22,069	1,580,803

		3,242,908

Industrial Conglomerates – 1.6%
3M Co.	12,092	1,918,517
Honeywell International, Inc.	15,930	2,759,394
Jardine Matheson Holdings Ltd.	13,619	761,438

	Shares	Value
Jardine Strategic Holdings Ltd.	23,907	$737,053

		6,176,402

Machinery – 1.4%
Caterpillar, Inc.	14,505	1,905,232
Illinois Tool Works, Inc.	10,602	1,855,138
PACCAR, Inc.	18,425	1,367,319

		5,127,689

Professional Services – 0.3%
Randstad N.V.	18,950	1,092,017

Road & Rail – 1.2%
Norfolk Southern Corp.	8,965	1,866,603
Union Pacific Corp.	15,281	2,741,717

		4,608,320

Transportation Infrastructure – 0.3%
Macquarie Infrastructure Corp.	22,113	975,404

TOTAL INDUSTRIALS		35,118,614

INFORMATION TECHNOLOGY – 25.0%
Communications Equipment – 1.4%
Cisco Systems, Inc.	111,562	5,128,505

IT Services – 1.2%
International Business Machines Corp.	30,561	4,392,533

Semiconductors & Semiconductor Equipment – 7.0%
Applied Materials, Inc.	77,402	4,488,542
Broadcom, Inc.	14,768	4,506,603
Intel Corp.	112,686	7,204,016
QUALCOMM, Inc.	66,757	5,695,040
Texas Instruments, Inc.	37,527	4,527,632

		26,421,833

Software – 6.0%
Micro Focus International PLC	109,962	1,488,640
Microsoft Corp.	124,071	21,120,606

		22,609,246

Technology Hardware, Storage & Peripherals – 9.4%
Apple, Inc.	73,445	22,731,962
Hewlett Packard Enterprise Co.	180,750	2,517,847
HP, Inc.	135,284	2,884,255
Seagate Technology PLC	60,496	3,447,667
Western Digital Corp.	59,948	3,926,594

		35,508,325

TOTAL INFORMATION TECHNOLOGY		94,060,442

MATERIALS – 2.5%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	6,863	1,638,267
Corteva, Inc.	13,956	403,607
Dow, Inc.	13,956	642,953
DuPont de Nemours, Inc.	13,956	714,268
Linde PLC	11,184	2,271,806

See accompanying notes which are an integral part of the financial statements.

13

Fidelity® Dividend ETF for Rising Rates

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MATERIALS – continued
Chemicals – continued
LyondellBasell Industries N.V. Class A	11,649	$906,991

		6,577,892

Containers & Packaging – 0.4%
International Paper Co.	19,146	779,625
Westrock Co.	19,492	760,188

		1,539,813

Metals & Mining – 0.3%
Alumina Ltd.	372,035	542,908
Nucor Corp.	14,831	704,324

		1,247,232

TOTAL MATERIALS		9,364,937

REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	9,049	2,097,015
Crown Castle International Corp.	10,323	1,546,798
Diversified Healthcare Trust	45,102	348,187
Iron Mountain, Inc.	19,250	608,493
Kimco Realty Corp.	39,450	751,522
Park Hotels & Resorts, Inc.	21,840	479,170
Public Storage	4,655	1,041,603
RLJ Lodging Trust	33,442	520,358
Sabra Health Care REIT, Inc.	30,474	655,191
Service Properties Trust	23,820	514,036
Simon Property Group, Inc.	7,167	954,286
Uniti Group, Inc.	31,383	198,654
Welltower, Inc.	12,314	1,045,582
Weyerhaeuser Co.	31,713	918,091

		11,678,986

Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	81,251	433,068

TOTAL REAL ESTATE		12,112,054

UTILITIES – 3.6%
Electric Utilities – 3.1%
Duke Energy Corp.	18,245	1,781,259

	Shares	Value
Edison International	18,104	$1,385,861
Exelon Corp.	29,015	1,380,824
NextEra Energy, Inc.	10,597	2,842,116
PPL Corp.	34,509	1,248,881
SSE PLC	51,235	1,020,588
The Southern Co.	29,586	2,082,854

		11,742,383

Multi-Utilities – 0.5%
Dominion Energy, Inc.	21,147	1,813,355

TOTAL UTILITIES		13,555,738

TOTAL COMMON STOCKS (Cost $337,247,584)		373,138,274

Money Market Funds – 1.0%

Fidelity Cash Central Fund, 1.58% (c)	1,834,197	1,834,564
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	2,011,248	2,011,449

TOTAL MONEY MARKET FUNDS (Cost $3,846,014)		3,846,013

TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $341,093,598)		376,984,287

NET OTHER ASSETS (LIABILITIES) – (0.3%)		(1,249,943)

NET ASSETS – 100.0%		$375,734,344

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract

CME E-mini S&P 500 Index Future Contracts	16	March 2020	$2,579,200	$28,937	$28,937

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

See accompanying notes which are an integral part of the financial statements.

14

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$5,946

Fidelity Securities Lending Cash Central Fund	4,343

Total	$10,289

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$31,589,481	$31,589,481	$—	$—

Consumer Discretionary	38,706,244	38,706,244	—	—

Consumer Staples	23,866,126	23,866,126	—	—

Energy	14,447,413	14,447,413	—	—

Financials	48,733,469	48,733,469	—	—

Health Care	51,583,756	51,583,756	—	—

Industrials	35,118,614	35,118,614	—	—

Information Technology	94,060,442	94,060,442	—	—

Materials	9,364,937	9,364,937	—	—

Real Estate	12,112,054	12,112,054	—	—

Utilities	13,555,738	13,555,738	—	—
Money Market Funds	3,846,013	3,846,013	—	—

Total Investments in Securities:	$376,984,287	$376,984,287	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$28,937	$28,937	$—	$—

Total Assets	$28,937	$28,937	—	$—

Total Derivative Instruments:	$28,937	$28,937	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$28,937	$0

Total Equity Risk	28,937	0

Total Value of Derivatives	$28,937	$0

(a)

Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

15

Fidelity® High Dividend ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.4%

	Shares	Value
COMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	61,584	$2,316,790
CenturyLink, Inc. (a)	38,262	522,659
Verizon Communications, Inc.	34,592	2,056,149

		4,895,598

Entertainment – 0.6%
Activision Blizzard, Inc.	15,264	892,639
Cinemark Holdings, Inc.	12,772	402,446
The Walt Disney Co.	13,668	1,890,421
World Wrestling Entertainment, Inc. Class A (a)	6,287	307,308

		3,492,814

Media – 1.2%
Cable One, Inc.	590	1,005,378
Comcast Corp. Class A	41,858	1,807,847
Nexstar Media Group, Inc. Class A	6,247	756,824
Omnicom Group, Inc.	7,815	588,548
Sirius XM Holdings, Inc. (a)	92,997	657,489
The Interpublic Group of Cos., Inc.	24,160	548,432
The New York Times Co. Class A	20,157	645,225
ViacomCBS, Inc. Class B	12,104	413,109

		6,422,852

Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	14,263	323,485

TOTAL COMMUNICATION SERVICES		15,134,749

CONSUMER DISCRETIONARY – 3.7%
Automobiles – 0.4%
Ford Motor Co.	124,482	1,097,931
General Motors Co.	30,981	1,034,456

		2,132,387

Hotels, Restaurants & Leisure – 0.9%
Las Vegas Sands Corp.	17,275	1,128,230
McDonald’s Corp.	10,011	2,142,054
Starbucks Corp.	21,036	1,784,484

		5,054,768

Household Durables – 0.2%
Persimmon PLC	27,713	1,117,245

Multiline Retail – 0.4%
Macy’s, Inc. (a)	34,787	554,853
Target Corp.	15,333	1,697,976

		2,252,829

Specialty Retail – 1.3%
L Brands, Inc.	32,442	751,357
Lowe’s Cos., Inc.	14,364	1,669,671
The Home Depot, Inc.	12,310	2,807,911
The TJX Cos., Inc.	25,668	1,515,439

		6,744,378

	Shares	Value
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	19,109	$1,840,197
Pandora A/S	19,881	1,030,947

		2,871,144

TOTAL CONSUMER DISCRETIONARY		20,172,751

CONSUMER STAPLES – 13.3%
Beverages – 2.6%
PepsiCo, Inc.	99,704	14,159,962

Food Products – 0.9%
The Kraft Heinz Co.	181,573	5,301,932

Household Products – 3.0%
The Procter & Gamble Co.	132,803	16,549,910

Tobacco – 6.8%
Altria Group, Inc.	201,562	9,580,242
British American Tobacco PLC	230,469	10,218,023
Imperial Brands PLC	245,115	6,314,239
Philip Morris International, Inc.	136,362	11,277,137

		37,389,641

TOTAL CONSUMER STAPLES		73,401,445

ENERGY – 9.6%
Energy Equipment & Services – 1.3%
Schlumberger Ltd.	208,128	6,974,369

Oil, Gas & Consumable Fuels – 8.3%
Chevron Corp.	107,017	11,465,801
Exxon Mobil Corp.	191,604	11,902,441
Kinder Morgan, Inc.	479,725	10,011,861
Occidental Petroleum Corp.	134,702	5,350,363
Targa Resources Corp. (a)	190,831	6,965,332

		45,695,798

TOTAL ENERGY		52,670,167

FINANCIALS – 20.4%
Banks – 7.7%
Bank of America Corp.	428,879	14,080,098
JPMorgan Chase & Co.	133,781	17,707,253
Wells Fargo & Co.	228,738	10,736,962

		42,524,313

Insurance – 4.5%
MetLife, Inc.	176,042	8,751,048
Old Republic International Corp.	360,972	8,139,918
Prudential Financial, Inc.	85,778	7,810,945

		24,701,911

Mortgage Real Estate Investment Trusts (REITs) – 8.2%
AGNC Investment Corp.	410,247	7,626,492
Annaly Capital Management, Inc.	713,177	6,960,607
Chimera Investment Corp.	380,098	8,058,078
MFA Financial, Inc.	986,101	7,691,588

See accompanying notes which are an integral part of the financial statements.

16

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
New Residential Investment Corp.	429,014	$7,181,694
Two Harbors Investment Corp.	495,842	7,566,549

		45,085,008

TOTAL FINANCIALS		112,311,232

HEALTH CARE – 7.6%
Biotechnology – 2.5%
AbbVie, Inc.	57,460	4,655,409
Amgen, Inc.	24,578	5,310,077
Gilead Sciences, Inc.	61,365	3,878,268

		13,843,754

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	70,014	3,585,417
Five Star Senior Living, Inc. (b)	16,756	75,905

		3,661,322

Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co.	84,896	5,344,203
Johnson & Johnson	53,397	7,949,212
Merck & Co., Inc.	72,321	6,179,106
Pfizer, Inc.	139,672	5,201,385

		24,673,906

TOTAL HEALTH CARE		42,178,982

INDUSTRIALS – 3.1%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	3,057	1,308,763
The Boeing Co.	4,433	1,410,891
United Technologies Corp.	8,799	1,321,609

		4,041,263

Air Freight & Logistics – 0.2%
Royal Mail PLC	124,324	325,385
United Parcel Service, Inc. Class B	8,518	881,783

		1,207,168

Airlines – 0.1%
Delta Air Lines, Inc.	12,770	711,800

Building Products – 0.1%
Johnson Controls International PLC	18,839	743,198

Electrical Equipment – 0.3%
Eaton Corp. PLC	8,492	802,239
Emerson Electric Co.	10,650	762,860

		1,565,099

Industrial Conglomerates – 0.6%
3M Co.	5,841	926,733
Honeywell International, Inc.	7,699	1,333,621
Jardine Matheson Holdings Ltd.	6,566	367,105
Jardine Strategic Holdings Ltd.	11,400	351,462

		2,978,921

	Shares	Value
Machinery – 0.5%
Caterpillar, Inc.	6,997	$919,056
Illinois Tool Works, Inc.	5,116	895,197
PACCAR, Inc.	8,914	661,508

		2,475,761

Professional Services – 0.1%
Randstad N.V.	9,073	522,843

Road & Rail – 0.4%
Norfolk Southern Corp.	4,323	900,092
Union Pacific Corp.	7,364	1,321,249

		2,221,341

Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	10,663	470,345

TOTAL INDUSTRIALS		16,937,739

INFORMATION TECHNOLOGY – 17.2%
Communications Equipment – 0.9%
Cisco Systems, Inc.	112,778	5,184,405

IT Services – 0.8%
International Business Machines Corp.	30,886	4,439,245

Semiconductors & Semiconductor Equipment – 4.8%
Applied Materials, Inc.	78,252	4,537,833
Broadcom, Inc.	14,922	4,553,598
Intel Corp.	113,844	7,278,047
QUALCOMM, Inc.	67,452	5,754,330
Texas Instruments, Inc.	37,936	4,576,978

		26,700,786

Software – 4.2%
Micro Focus International PLC	110,882	1,501,094
Microsoft Corp.	125,391	21,345,310

		22,846,404

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	74,219	22,971,523
Hewlett Packard Enterprise Co.	182,478	2,541,919
HP, Inc.	136,617	2,912,674
Seagate Technology PLC	61,098	3,481,975
Western Digital Corp.	60,569	3,967,269

		35,875,360

TOTAL INFORMATION TECHNOLOGY		95,046,200

REAL ESTATE – 9.9%
Equity Real Estate Investment Trusts (REITs) – 9.5%
American Tower Corp.	27,242	6,313,061
Crown Castle International Corp.	35,651	5,341,946
Diversified Healthcare Trust	239,164	1,846,346
Iron Mountain, Inc.	92,351	2,919,215
Kimco Realty Corp.	198,143	3,774,624
Park Hotels & Resorts, Inc.	111,296	2,441,834
Prologis, Inc.	58,934	5,473,790
Public Storage	18,102	4,050,504

See accompanying notes which are an integral part of the financial statements.

17

Fidelity® High Dividend ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Sabra Health Care REIT, Inc.	160,665	$3,454,298
Simon Property Group, Inc.	23,729	3,159,516
Spirit Realty Capital, Inc.	83,013	4,381,426
Uniti Group, Inc.	165,768	1,049,311
Welltower, Inc.	48,989	4,159,656
Weyerhaeuser Co.	137,678	3,985,778

		52,351,305

Real Estate Management & Development – 0.4%
Hongkong Land Holdings Ltd.	450,487	2,401,096

TOTAL REAL ESTATE		54,752,401

UTILITIES – 11.9%
Electric Utilities – 10.4%
Duke Energy Corp.	78,866	7,699,688
Edison International	106,517	8,153,877
Exelon Corp.	138,295	6,581,459
NextEra Energy, Inc.	41,166	11,040,721
PPL Corp.	196,228	7,101,491
SSE PLC	370,929	7,388,809
The Southern Co.	137,418	9,674,227

		57,640,272

Multi-Utilities – 1.5%
Dominion Energy, Inc.	96,077	8,238,603

TOTAL UTILITIES		65,878,875

TOTAL COMMON STOCKS (Cost $511,084,778)		548,484,541

Money Market Funds – 1.2%

	Shares	Value

Fidelity Cash Central Fund, 1.58% (c)	1,625,150	$1,625,475
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	4,788,730	4,789,208

TOTAL MONEY MARKET FUNDS (Cost $6,414,684)		6,414,683

TOTAL INVESTMENT IN SECURITIES – 100.6% (Cost $517,499,462)		554,899,224

NET OTHER ASSETS (LIABILITIES) – (0.6%)		(3,343,015)

NET ASSETS – 100.0%		$551,556,209

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	18	March 2020	$2,901,600	$35,203	$35,203

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$4,969

Fidelity Securities Lending Cash Central Fund	3,312

Total	$8,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

See accompanying notes which are an integral part of the financial statements.

18

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$15,134,749	$15,134,749	$—	$—

Consumer Discretionary	20,172,751	20,172,751	—	—

Consumer Staples	73,401,445	73,401,445	—	—

Energy	52,670,167	52,670,167	—	—

Financials	112,311,232	112,311,232	—	—

Health Care	42,178,982	42,178,982	—	—

Industrials	16,937,739	16,937,739	—	—

Information Technology	95,046,200	95,046,200	—	—

Real Estate	54,752,401	54,752,401	—	—

Utilities	65,878,875	65,878,875	—	—
Money Market Funds	6,414,683	6,414,683	—	—

Total Investments in Securities:	$554,899,224	$554,899,224	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$35,203	$35,203	$—	$—

Total Assets	$35,203	$35,203	—	$—

Total Derivative Instruments:	$35,203	$35,203	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$35,203	$0

Total Equity Risk	35,203	0

Total Value of Derivatives	$35,203	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

19

Fidelity® Low Volatility Factor ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 9.9%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	126,216	$4,748,246
Verizon Communications, Inc.	73,869	4,390,773

		9,139,019

Entertainment – 1.0%
The Walt Disney Co.	30,058	4,157,322

Interactive Media & Services – 4.9%
Alphabet, Inc. Class A (a)	8,808	12,619,926
Facebook, Inc. Class A (a)	36,318	7,332,968

		19,952,894

Media – 1.5%
Cable One, Inc.	795	1,354,704
Comcast Corp. Class A	82,166	3,548,750
Omnicom Group, Inc.	14,117	1,063,151

		5,966,605

Wireless Telecommunication Services – 0.3%
T-Mobile US, Inc. (a)	15,375	1,217,546

TOTAL COMMUNICATION SERVICES		40,433,386

CONSUMER DISCRETIONARY – 9.9%
Diversified Consumer Services – 0.7%
Bright Horizons Family Solutions, Inc. (a)	17,066	2,794,216

Hotels, Restaurants & Leisure – 3.3%
Darden Restaurants, Inc.	21,849	2,543,879
McDonald’s Corp.	22,186	4,747,138
Starbucks Corp.	42,219	3,581,438
Yum! Brands, Inc.	25,056	2,650,173

		13,522,628

Multiline Retail – 1.0%
Target Corp.	36,502	4,042,232

Specialty Retail – 3.8%
AutoZone, Inc. (a)	2,540	2,687,218
O’Reilly Automotive, Inc. (a)	7,564	3,071,741
The Home Depot, Inc.	26,295	5,997,890
The TJX Cos., Inc.	62,704	3,702,044

		15,458,893

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	46,034	4,433,074

TOTAL CONSUMER DISCRETIONARY		40,251,043

CONSUMER STAPLES – 6.8%
Beverages – 2.3%
PepsiCo, Inc.	30,729	4,364,132
The Coca-Cola Co.	81,552	4,762,637

		9,126,769

Food & Staples Retailing – 0.9%
Walmart, Inc.	32,335	3,702,034

	Shares	Value
Food Products – 1.3%
Hormel Foods Corp. (b)	39,319	$1,858,216
McCormick & Co., Inc. (non-vtg.)	10,976	1,793,149
The Hershey Co.	11,568	1,795,007

		5,446,372

Household Products – 2.3%
Church & Dwight Co., Inc.	23,146	1,717,896
The Clorox Co.	11,146	1,753,378
The Procter & Gamble Co.	46,581	5,804,924

		9,276,198

TOTAL CONSUMER STAPLES		27,551,373

ENERGY – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
Chevron Corp.	34,339	3,679,080
Exxon Mobil Corp.	70,977	4,409,091
Kinder Morgan, Inc.	73,053	1,524,616
ONEOK, Inc.	19,281	1,443,569
Phillips 66	15,077	1,377,586
Pioneer Natural Resources Co.	9,913	1,338,255
Valero Energy Corp.	16,859	1,421,382

TOTAL ENERGY		15,193,579

FINANCIALS – 13.2%
Capital Markets – 2.6%
Cboe Global Markets, Inc	24,135	2,973,915
CME Group, Inc.	17,994	3,906,677
Intercontinental Exchange, Inc.	36,937	3,684,096

		10,564,688

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	39,484	8,861,394

Insurance – 6.3%
Aflac, Inc.	59,913	3,089,713
Arch Capital Group Ltd. (a)	72,917	3,220,015
Chubb Ltd.	23,476	3,568,117
Everest Re Group Ltd.	11,182	3,092,606
Loews Corp.	52,735	2,713,216
Marsh & McLennan Cos., Inc.	33,290	3,723,819
The Progressive Corp.	40,305	3,252,211
WR Berkley Corp.	39,758	2,923,406

		25,583,103

Mortgage Real Estate Investment Trusts (REITs) – 2.1%
Blackstone Mortgage Trust, Inc. Class A	75,319	2,877,186
MFA Financial, Inc.	371,562	2,898,184
Starwood Property Trust, Inc.	116,222	2,982,256

		8,757,626

TOTAL FINANCIALS		53,766,811

See accompanying notes which are an integral part of the financial statements.

20

Common Stocks – continued

	Shares	Value
HEALTH CARE – 14.1%
Health Care Equipment & Supplies – 3.8%
Danaher Corp.	25,976	$4,178,759
Medtronic PLC	42,148	4,865,565
ResMed, Inc.	20,526	3,263,018
Stryker Corp.	15,669	3,301,459

		15,608,801

Health Care Providers & Services – 3.2%
Anthem, Inc.	11,831	3,138,528
Cigna Corp. (a)	19,640	3,778,343
UnitedHealth Group, Inc.	22,902	6,239,650

		13,156,521

Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	77,098	4,853,319
Eli Lilly & Co.	34,037	4,752,927
Johnson & Johnson	55,928	8,326,001
Merck & Co., Inc.	65,033	5,556,419
Pfizer, Inc.	139,083	5,179,451
		28,668,117

TOTAL HEALTH CARE		57,433,439

INDUSTRIALS – 9.6%
Aerospace & Defense – 2.7%
Lockheed Martin Corp.	9,410	4,028,609
Northrop Grumman Corp.	8,685	3,253,141
Raytheon Co.	16,063	3,548,959

		10,830,709

Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	28,857	2,084,052

Commercial Services & Supplies – 2.0%
Republic Services, Inc.	27,712	2,634,026
Rollins, Inc.	68,034	2,581,890
Waste Management, Inc.	24,134	2,937,108

		8,153,024

Industrial Conglomerates – 1.8%
3M Co.	20,253	3,213,341
Honeywell International, Inc.	22,609	3,916,331

		7,129,672

Machinery – 0.6%
The Toro Co.	31,629	2,530,953

Professional Services – 2.0%
Exponent, Inc.	32,777	2,385,182
IHS Markit Ltd. (a)	39,025	3,077,512
Verisk Analytics, Inc.	16,509	2,682,217

		8,144,911

TOTAL INDUSTRIALS		38,873,321

	Shares	Value
INFORMATION TECHNOLOGY – 22.7%
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	35,448	$3,526,013

IT Services – 13.0%
Accenture PLC Class A	23,260	4,773,184
Amdocs Ltd.	46,981	3,380,283
Automatic Data Processing, Inc.	23,325	3,997,672
Broadridge Financial Solutions, Inc.	23,783	2,833,744
Fidelity National Information Services, Inc.	30,021	4,312,817
Fiserv, Inc. (a)	34,975	4,148,385
Genpact Ltd.	73,973	3,274,785
Jack Henry & Associates, Inc.	21,380	3,197,165
Mastercard, Inc. Class A	22,221	7,020,503
Paychex, Inc.	38,392	3,292,882
PayPal Holdings, Inc. (a)	41,193	4,691,471
Visa, Inc. Class A	38,918	7,743,514

		52,666,405

Semiconductors & Semiconductor Equipment – 1.8%
Intel Corp.	117,259	7,496,368

Software – 7.0%
Check Point Software Technologies Ltd. (a)	27,491	3,142,496
Microsoft Corp.	123,516	21,026,129
Oracle Corp.	83,865	4,398,719

		28,567,344

TOTAL INFORMATION TECHNOLOGY		92,256,130

MATERIALS – 2.4%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	5,855	1,397,647
Ecolab, Inc.	6,648	1,303,740
International Flavors & Fragrances, Inc.	5,920	776,171
Linde PLC	11,002	2,234,836
NewMarket Corp.	1,571	690,643

		6,403,037

Construction Materials – 0.2%
Vulcan Materials Co.	6,582	932,208

Containers & Packaging – 0.6%
Aptargroup, Inc.	6,378	736,723
Ball Corp.	13,244	955,952
Sonoco Products Co.	12,316	703,736

		2,396,411

TOTAL MATERIALS		9,731,656

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
American Tower Corp.	8,810	2,041,629
AvalonBay Communities, Inc.	4,580	992,440
Camden Property Trust	6,510	731,919

See accompanying notes which are an integral part of the financial statements.

21

Fidelity® Low Volatility Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Crown Castle International Corp.	9,818	$1,471,129
Equity Commonwealth	17,507	574,055
Equity Lifestyle Properties, Inc.	11,081	806,143
Essex Property Trust, Inc.	2,651	821,174
Federal Realty Investment Trust	5,138	642,353
Invitation Homes, Inc.	25,393	799,118
Mid-America Apartment Communities, Inc.	6,007	824,220
National Retail Properties, Inc.	12,560	703,360
Public Storage	4,276	956,798
Realty Income Corp.	12,093	948,212
Simon Property Group, Inc.	7,668	1,020,994
Sun Communities, Inc.	5,275	855,447
UDR, Inc.	15,490	742,126
WP Carey, Inc.	8,470	712,496

TOTAL REAL ESTATE		15,643,613

UTILITIES – 3.6%
Electric Utilities – 2.3%
American Electric Power Co., Inc.	15,304	1,594,983
Duke Energy Corp.	18,729	1,828,512
NextEra Energy, Inc.	10,212	2,738,859
The Southern Co.	27,461	1,933,254
Xcel Energy, Inc.	19,407	1,342,770

		9,438,378

Multi-Utilities – 1.3%
CMS Energy Corp.	16,665	1,141,719
Consolidated Edison, Inc.	13,259	1,246,346
Dominion Energy, Inc.	20,946	1,796,119

	Shares	Value
DTE Energy Co.	8,332	$1,104,907

		5,289,091

TOTAL UTILITIES		14,727,469

TOTAL COMMON STOCKS (Cost $365,913,819)		405,861,820

Money Market Funds – 0.3%

Fidelity Cash Central Fund, 1.58% (c)	693,355	693,493
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	592,537	592,597

TOTAL MONEY MARKET FUNDS (Cost $1,286,090)		1,286,090

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $367,199,909)		407,147,910

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(272,225)

NET ASSETS – 100.0%		$406,875,685

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	4	March 2020	$644,800	$(857)	$(857)
CME Micro E-mini S&P 500 Index Future Contracts	11	March 2020	177,320	(1,263)	(1,263)

Total Equity Index Contracts					$(2,120)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,656

Fidelity Securities Lending Cash Central Fund	6,195

Total	$8,851

See accompanying notes which are an integral part of the financial statements.

22

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$40,433,386	$40,433,386	$—	$—

Consumer Discretionary	40,251,043	40,251,043	—	—

Consumer Staples	27,551,373	27,551,373	—	—

Energy	15,193,579	15,193,579	—	—

Financials	53,766,811	53,766,811	—	—

Health Care	57,433,439	57,433,439	—	—

Industrials	38,873,321	38,873,321	—	—

Information Technology	92,256,130	92,256,130	—	—

Materials	9,731,656	9,731,656	—	—

Real Estate	15,643,613	15,643,613	—	—

Utilities	14,727,469	14,727,469	—	—

Money Market Funds	1,286,090	1,286,090	—	—

Total Investments in Securities:	$407,147,910	$407,147,910	$—	$—

Derivative Instruments:
Liabilities

Futures Contracts	$(2,120)	$(2,120)	$—	$—

Total Liabilities	$(2,120)	$(2,120)	$—	$—

Total Derivative Instruments:	$(2,120)	$(2,120)	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$0	$(2,120)

Total Equity Risk	0	(2,120)

Total Value of Derivatives	$0	$(2,120)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

23

Fidelity® Momentum Factor ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value

COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	32,797	$1,233,823

Entertainment – 1.2%
The Walt Disney Co.	8,509	1,176,880

Interactive Media & Services – 5.5%
Alphabet, Inc. Class A (a)	2,264	3,243,814
Facebook, Inc. Class A (a)	9,708	1,960,142
Snap, Inc. Class A (a)	24,245	445,623

		5,649,579

Media – 1.9%
Altice USA, Inc. Class A (a)	11,622	317,978
Charter Communications, Inc. Class A (a)	1,240	641,651
Comcast Corp. Class A	22,381	966,635

		1,926,264

TOTAL COMMUNICATION SERVICES		9,986,546

CONSUMER DISCRETIONARY – 9.9%
Hotels, Restaurants & Leisure – 2.9%
Chipotle Mexican Grill, Inc. (a)	647	560,794
Hilton Worldwide Holdings, Inc.	5,443	586,755
McDonald’s Corp.	4,738	1,013,790
Starbucks Corp.	9,126	774,159

		2,935,498

Household Durables – 1.0%
NVR, Inc. (a)	132	503,840
TopBuild Corp. (a)	4,299	492,279

		996,119

Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc. (a)	1,627	3,268,187

Multiline Retail – 1.1%
Dollar General Corp.	3,568	547,367
Target Corp.	5,771	639,080

		1,186,447

Specialty Retail – 1.7%
AutoZone, Inc. (a)	463	489,835
The Home Depot, Inc.	5,498	1,254,094

		1,743,929

TOTAL CONSUMER DISCRETIONARY		10,130,180

CONSUMER STAPLES – 6.5%
Beverages – 1.0%
PepsiCo, Inc.	7,183	1,020,130

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	2,635	805,045
Walmart, Inc.	7,695	881,001

		1,686,046

Food Products – 1.5%
Mondelez International, Inc. Class A	11,429	655,796

	Shares	Value
The Hershey Co.	2,862	$444,096
Tyson Foods, Inc. Class A	5,179	427,941

		1,527,833

Household Products – 1.9%
Kimberly-Clark Corp.	3,763	539,012
The Procter & Gamble Co.	11,115	1,385,152

		1,924,164

Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	2,602	507,806

TOTAL CONSUMER STAPLES		6,665,979

ENERGY – 3.4%
Oil, Gas & Consumable Fuels – 3.4%
Chevron Corp.	8,586	919,904
Exxon Mobil Corp.	17,975	1,116,607
Kinder Morgan, Inc.	19,686	410,847
ONEOK, Inc.	5,146	385,281
Phillips 66	3,747	342,363
The Williams Cos., Inc.	15,833	327,585

TOTAL ENERGY		3,502,587

FINANCIALS – 13.3%
Banks – 2.1%
JPMorgan Chase & Co.	15,958	2,112,201

Capital Markets – 4.3%
MarketAxess Holdings, Inc.	1,933	684,630
Moody’s Corp.	3,559	913,915
MSCI, Inc.	3,121	891,982
S&P Global, Inc.	3,401	998,976
The Blackstone Group, Inc. Class A	14,719	898,889

		4,388,392

Insurance – 6.9%
Aon PLC	4,231	931,878
Arch Capital Group Ltd. (a)	17,284	763,261
Chubb Ltd.	5,884	894,309
Cincinnati Financial Corp.	6,384	670,001
Fidelity National Financial, Inc.	15,432	752,310
RenaissanceRe Holdings Ltd.	3,704	701,686
The Hartford Financial Services Group, Inc.	12,862	762,459
Willis Towers Watson PLC	3,992	843,470
WR Berkley Corp.	10,003	735,521

		7,054,895

TOTAL FINANCIALS		13,555,488

HEALTH CARE – 12.3%
Biotechnology – 1.0%
Arrowhead Pharmaceuticals, Inc. (a)	23,697	993,141

Health Care Equipment & Supplies – 7.5%
Abbott Laboratories	17,073	1,487,741

See accompanying notes which are an integral part of the financial statements.

24

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Baxter International, Inc.	13,905	$1,240,604
Danaher Corp.	8,916	1,434,317
Edwards Lifesciences Corp. (a)	4,621	1,015,973
Insulet Corp. (a)	6,643	1,289,008
Stryker Corp.	5,399	1,137,569

		7,605,212

Health Care Technology – 1.0%
Veeva Systems, Inc. Class A (a)	7,035	1,031,401

Pharmaceuticals – 2.8%
Merck & Co., Inc.	19,317	1,650,445
Zoetis, Inc.	8,909	1,195,677

		2,846,122

TOTAL HEALTH CARE		12,475,876

INDUSTRIALS – 9.9%
Aerospace & Defense – 3.9%
L3Harris Technologies, Inc.	3,528	780,852
Lockheed Martin Corp.	2,353	1,007,367
Mercury Systems, Inc. (a)	7,988	613,079
Northrop Grumman Corp.	2,156	807,573
TransDigm Group, Inc.	1,258	809,246

		4,018,117

Commercial Services & Supplies – 2.2%
Cintas Corp.	2,417	674,271
Copart, Inc. (a)	7,624	773,531
Waste Management, Inc.	6,420	781,314

		2,229,116

Industrial Conglomerates – 1.0%
Honeywell International, Inc.	5,720	990,818

Professional Services – 2.8%
CoStar Group, Inc. (a)	1,169	763,345
Equifax, Inc.	4,606	690,439
FTI Consulting, Inc. (a)	5,402	648,564
Verisk Analytics, Inc.	4,516	733,715

		2,836,063

TOTAL INDUSTRIALS		10,074,114

INFORMATION TECHNOLOGY – 24.7%
IT Services – 6.2%
Fidelity National Information Services, Inc.	6,845	983,353
Fiserv, Inc. (a)	7,863	932,630
Global Payments, Inc.	4,741	926,628
Mastercard, Inc. Class A	5,255	1,660,265
Visa, Inc. Class A	9,282	1,846,840

		6,349,716

Semiconductors & Semiconductor Equipment – 3.4%
Applied Materials, Inc.	14,738	854,657

	Shares	Value
KLA Corp.	4,274	$708,373
Lam Research Corp.	2,816	839,759
Texas Instruments, Inc.	8,470	1,021,905

		3,424,694

Software – 10.0%
Alteryx, Inc. Class A (a)(b)	7,074	986,611
Atlassian Corp. PLC Class A (a)	5,634	828,198
Coupa Software, Inc. (a)	4,809	774,970
Manhattan Associates, Inc. (a)	8,660	740,083
Microsoft Corp.	29,800	5,072,854
Paycom Software, Inc. (a)	3,157	1,004,431
Synopsys, Inc. (a)	5,164	761,742

		10,168,889

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	16,668	5,158,913

TOTAL INFORMATION TECHNOLOGY		25,102,212

MATERIALS – 2.6%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	1,457	347,800
Ecolab, Inc.	1,633	320,248
Linde PLC	2,575	523,060
The Sherwin-Williams Co.	543	302,445

		1,493,553

Construction Materials – 0.4%
Martin Marietta Materials, Inc.	796	209,985
Vulcan Materials Co.	1,521	215,419

		425,404

Containers & Packaging – 0.4%
Ball Corp.	3,311	238,988
Crown Holdings, Inc. (a)	2,571	190,331

		429,319

Metals & Mining – 0.3%
Newmont Corp.	6,614	298,027

TOTAL MATERIALS		2,646,303

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Tower Corp.	2,029	470,200
Crown Castle International Corp.	2,257	338,189
Equinix, Inc.	496	292,506
Equity Lifestyle Properties, Inc.	2,348	170,817
Equity Residential	2,536	210,691
Essex Property Trust, Inc.	590	182,758
Extra Space Storage, Inc.	1,512	167,348
Healthpeak Properties, Inc.	4,870	175,271
Invitation Homes, Inc.	5,548	174,596
Mid-America Apartment Communities, Inc.	1,256	172,336
Prologis, Inc.	3,479	323,130

See accompanying notes which are an integral part of the financial statements.

25

Fidelity® Momentum Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Public Storage	1,047	$234,277
SBA Communications Corp.	883	220,361
Sun Communities, Inc.	1,052	170,603
VEREIT, Inc.	15,879	154,979
Welltower, Inc.	2,694	228,748
WP Carey, Inc.	1,890	158,987

TOTAL REAL ESTATE		3,845,797

UTILITIES – 3.6%
Electric Utilities – 2.6%
American Electric Power Co., Inc.	3,936	410,210
Entergy Corp.	2,443	321,303
FirstEnergy Corp.	6,293	319,621
NextEra Energy, Inc.	2,538	680,692
The Southern Co.	6,940	488,576
Xcel Energy, Inc.	5,151	356,398

		2,576,800

Multi-Utilities – 0.7%
Sempra Energy	2,412	387,464
WEC Energy Group, Inc.	3,350	334,631

		722,095

Water Utilities – 0.3%
American Water Works Co., Inc.	2,358	321,160

TOTAL UTILITIES		3,620,055

TOTAL COMMON STOCKS (Cost $91,083,846)		101,605,137

Money Market Funds – 1.1%

	Shares	Value

Fidelity Cash Central Fund, 1.58% (c)	112,646	$112,668
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	1,025,374	1,025,477

TOTAL MONEY MARKET FUNDS (Cost $1,138,145)		1,138,145

TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $92,221,991)		102,743,282

NET OTHER ASSETS (LIABILITIES) – (0.9%)		(963,469)

NET ASSETS – 100.0%		$101,779,813

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	1	March 2020	$161,200	$1,398	$1,398

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,007

Fidelity Securities Lending Cash Central Fund	497

Total	$1,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

See accompanying notes which are an integral part of the financial statements.

26

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$9,986,546	$9,986,546	$—	$—

Consumer Discretionary	10,130,180	10,130,180	—	—

Consumer Staples	6,665,979	6,665,979	—	—

Energy	3,502,587	3,502,587	—	—

Financials	13,555,488	13,555,488	—	—

Health Care	12,475,876	12,475,876	—	—

Industrials	10,074,114	10,074,114	—	—

Information Technology	25,102,212	25,102,212	—	—

Materials	2,646,303	2,646,303	—	—

Real Estate	3,845,797	3,845,797	—	—

Utilities	3,620,055	3,620,055	—	—

Money Market Funds	1,138,145	1,138,145	—	—

Total Investments in Securities:	$102,743,282	$102,743,282	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$1,398	$1,398	$—	$—

Total Assets	$1,398	$1,398	—	$—

Total Derivative Instruments:	$1,398	$1,398	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$1,398	$0

Total Equity Risk	1,398	0

Total Value of Derivatives	$1,398	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

27

Fidelity® Quality Factor ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%

	Shares	Value
COMMUNICATION SERVICES – 10.1%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	49,920	$1,877,991
Verizon Communications, Inc.	29,219	1,736,777

		3,614,768

Entertainment – 1.4%
Electronic Arts, Inc. (a)	5,256	567,228
The Walt Disney Co.	11,892	1,644,782

		2,212,010

Interactive Media & Services – 5.2%
Alphabet, Inc. Class A (a)	3,479	4,984,641
Facebook, Inc. Class A (a)	14,351	2,897,610
Match Group, Inc. (a)(b)	4,953	387,424

		8,269,675

Media – 1.2%
Comcast Corp. Class A	32,515	1,404,323
Sirius XM Holdings, Inc. (b)	64,756	457,825

		1,862,148

TOTAL COMMUNICATION SERVICES		15,958,601

CONSUMER DISCRETIONARY – 9.7%
Hotels, Restaurants & Leisure – 4.1%
Domino’s Pizza, Inc.	4,111	1,158,274
McDonald’s Corp.	8,730	1,867,958
Planet Fitness, Inc. Class A (a)	12,693	1,025,468
Starbucks Corp.	16,602	1,408,348
Yum! Brands, Inc.	9,844	1,041,200

		6,501,248

Internet & Direct Marketing Retail – 1.4%
Booking Holdings, Inc. (a)	736	1,347,285
eBay, Inc.	27,550	924,578

		2,271,863

Specialty Retail – 3.1%
O’Reilly Automotive, Inc. (a)	2,971	1,206,523
Ross Stores, Inc.	11,218	1,258,547
The Home Depot, Inc.	10,348	2,360,379

		4,825,449

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	18,101	1,743,126

TOTAL CONSUMER DISCRETIONARY		15,341,686

CONSUMER STAPLES – 6.7%
Beverages – 1.7%
Monster Beverage Corp. (a)	11,400	759,240
The Coca-Cola Co.	32,530	1,899,752

		2,658,992

Food Products – 0.4%
The Hershey Co.	4,692	728,058

Household Products – 3.1%
Colgate-Palmolive Co.	12,958	956,041

	Shares	Value
Kimberly-Clark Corp.	6,290	$900,980
The Clorox Co.	4,522	711,356
The Procter & Gamble Co.	18,537	2,310,081

		4,878,458

Tobacco – 1.5%
Altria Group, Inc.	22,539	1,071,278
Philip Morris International, Inc.	15,607	1,290,699

		2,361,977

TOTAL CONSUMER STAPLES		10,627,485

ENERGY – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
Cabot Oil & Gas Corp.	21,704	305,809
Chevron Corp.	13,388	1,434,390
ConocoPhillips	12,026	714,705
EOG Resources, Inc.	7,647	557,543
Exxon Mobil Corp.	27,741	1,723,271
Occidental Petroleum Corp.	10,719	425,759
Valero Energy Corp.	6,407	540,174

TOTAL ENERGY		5,701,651

FINANCIALS – 13.4%
Banks – 2.7%
SVB Financial Group (a)	5,538	1,330,948
US Bancorp	28,516	1,517,621
Western Alliance Bancorp	25,239	1,393,950

		4,242,519

Capital Markets – 6.7%
CME Group, Inc.	7,720	1,676,089
FactSet Research Systems, Inc.	4,318	1,235,423
Intercontinental Exchange, Inc.	15,975	1,593,347
Moody’s Corp.	6,174	1,585,422
MSCI, Inc.	5,535	1,581,903
S&P Global, Inc.	5,759	1,691,591
SEI Investments Co.	20,340	1,327,388

		10,691,163

Consumer Finance – 2.4%
Capital One Financial Corp.	15,051	1,502,090
Discover Financial Services	14,818	1,113,276
Synchrony Financial	35,691	1,156,745

		3,772,111

Thrifts & Mortgage Finance – 1.6%
Essent Group Ltd.	25,865	1,283,163
MGIC Investment Corp.	92,850	1,280,401

		2,563,564

TOTAL FINANCIALS		21,269,357

HEALTH CARE – 13.5%
Biotechnology – 3.6%
AbbVie, Inc.	25,949	2,102,388

See accompanying notes which are an integral part of the financial statements.

28

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Amgen, Inc.	9,604	$2,074,944
Biogen, Inc. (a)	5,869	1,577,881

		5,755,213

Health Care Equipment & Supplies – 0.8%
IDEXX Laboratories, Inc. (a)	4,839	1,311,417

Life Sciences Tools & Services – 1.6%
Mettler-Toledo International, Inc. (a)	1,669	1,263,733
Waters Corp. (a)	5,917	1,324,166

		2,587,899

Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co.	35,059	2,206,964
Eli Lilly & Co.	15,325	2,139,983
Johnson & Johnson	23,674	3,524,349
Pfizer, Inc.	60,355	2,247,620
Zoetis, Inc.	12,724	1,707,688

		11,826,604

TOTAL HEALTH CARE		21,481,133

INDUSTRIALS – 9.4%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	3,451	1,477,442
The Boeing Co.	5,156	1,641,000

		3,118,442

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	5,553	1,064,288

Industrial Conglomerates – 1.6%
3M Co.	7,447	1,181,541
Honeywell International, Inc.	8,363	1,448,639

		2,630,180

Machinery – 1.8%
Allison Transmission Holdings, Inc.	17,206	760,505
Graco, Inc.	17,019	904,560
Illinois Tool Works, Inc.	6,665	1,166,242

		2,831,307

Professional Services – 1.7%
CoStar Group, Inc. (a)	1,459	952,712
Robert Half International, Inc.	13,597	790,938
Verisk Analytics, Inc.	5,890	956,948

		2,700,598

Road & Rail – 1.6%
CSX Corp.	15,389	1,174,796
Union Pacific Corp.	8,107	1,454,558

		2,629,354

TOTAL INDUSTRIALS		14,974,169

	Shares	Value
INFORMATION TECHNOLOGY – 23.6%
Communications Equipment – 1.1%
Cisco Systems, Inc.	36,700	$1,687,099

IT Services – 7.2%
Accenture PLC Class A	7,579	1,555,286
Automatic Data Processing, Inc.	7,315	1,253,718
Mastercard, Inc. Class A	7,634	2,411,886
Paychex, Inc.	11,452	982,238
PayPal Holdings, Inc. (a)	13,449	1,531,707
VeriSign, Inc. (a)	4,383	912,278
Visa, Inc. Class A	13,619	2,709,772

		11,356,885

Semiconductors & Semiconductor Equipment – 0.9%
Texas Instruments, Inc.	11,533	1,391,457

Software – 9.3%
Adobe, Inc. (a)	5,273	1,851,561
Aspen Technology, Inc. (a)	6,483	771,347
Check Point Software Technologies Ltd. (a)	8,036	918,595
Citrix Systems, Inc.	9,349	1,133,286
Microsoft Corp.	46,482	7,912,631
Oracle Corp.	27,530	1,443,949
VMware, Inc. Class A (a)	4,973	736,302

		14,767,671

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	26,333	8,150,327

TOTAL INFORMATION TECHNOLOGY		37,353,439

MATERIALS – 2.3%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	2,554	609,665
Celanese Corp.	3,536	365,976
Ecolab, Inc.	2,900	568,719
LyondellBasell Industries N.V. Class A	5,232	407,364
Valvoline, Inc.	15,388	324,379

		2,276,103

Containers & Packaging – 0.5%
International Paper Co.	9,335	380,121
Packaging Corp. of America	3,623	346,902

		727,023

Metals & Mining – 0.4%
Nucor Corp.	7,462	354,370
Royal Gold, Inc.	2,980	343,654

		698,024

TOTAL MATERIALS		3,701,150

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
American Tower Corp.	3,454	800,430
AvalonBay Communities, Inc.	1,780	385,708

See accompanying notes which are an integral part of the financial statements.

29

Fidelity® Quality Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Digital Realty Trust, Inc.	2,942	$361,837
Equity Residential	4,613	383,248
Essex Property Trust, Inc.	1,030	319,053
Extra Space Storage, Inc.	2,526	279,578
Gaming and Leisure Properties, Inc.	6,628	313,206
National Retail Properties, Inc.	4,854	271,824
Omega Healthcare Investors, Inc.	6,873	288,322
Prologis, Inc.	5,966	554,122
PS Business Parks, Inc.	1,298	217,493
Public Storage	1,667	373,008
Realty Income Corp.	4,693	367,978
Simon Property Group, Inc.	2,998	399,184
STORE Capital Corp.	7,179	281,776
UDR, Inc.	6,005	287,699
WP Carey, Inc.	3,284	276,250

TOTAL REAL ESTATE		6,160,716

UTILITIES – 3.5%
Electric Utilities – 1.8%
FirstEnergy Corp.	12,490	634,367
IDACORP, Inc.	4,453	499,582
NextEra Energy, Inc.	4,683	1,255,981
OGE Energy Corp.	11,112	509,485

		2,899,415

Gas Utilities – 0.3%
UGI Corp.	9,352	388,950

Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.	28,498	565,970
NRG Energy, Inc.	14,071	519,079
Vistra Energy Corp.	22,197	499,877

		1,584,926

	Shares	Value
Multi-Utilities – 0.4%
WEC Energy Group, Inc.	6,708	$670,062

TOTAL UTILITIES		5,543,353

TOTAL COMMON STOCKS (Cost $141,401,427)		158,112,740

Money Market Funds – 0.7%

Fidelity Cash Central Fund, 1.58% (c)	207,597	207,638
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	863,245	863,331

TOTAL MONEY MARKET FUNDS (Cost $1,070,971)		1,070,969

TOTAL INVESTMENT IN SECURITIES – 100.4% (Cost $142,472,398)		159,183,709

NET OTHER ASSETS (LIABILITIES) – (0.4%)		(698,574)

NET ASSETS – 100.0%		$158,485,135

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts	18	March 2020	$290,160	$1,268	$1,268

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,082

Fidelity Securities Lending Cash Central Fund	5,409

Total	$6,491

See accompanying notes which are an integral part of the financial statements.

30

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$15,958,601	$15,958,601	$—	$—

Consumer Discretionary	15,341,686	15,341,686	—	—

Consumer Staples	10,627,485	10,627,485	—	—

Energy	5,701,651	5,701,651	—	—

Financials	21,269,357	21,269,357	—	—

Health Care	21,481,133	21,481,133	—	—

Industrials	14,974,169	14,974,169	—	—

Information Technology	37,353,439	37,353,439	—	—

Materials	3,701,150	3,701,150	—	—

Real Estate	6,160,716	6,160,716	—	—

Utilities	5,543,353	5,543,353	—	—
Money Market Funds	1,070,969	1,070,969	—	—

Total Investments in Securities:	$159,183,709	$159,183,709	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$1,268	$1,268	$—	$—
Total Assets	$1,268	$1,268	—	$—

Total Derivative Instruments:	$1,268	$1,268	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$1,268	$0

Total Equity Risk	1,268	0

Total Value of Derivatives	$1,268	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

31

Fidelity® Small-Mid Factor ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.1%

	Shares	Value
COMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 0.2%
Cogent Communications Holdings, Inc.	237	$16,810

Entertainment – 0.7%
Cinemark Holdings, Inc.	476	14,999
Live Nation Entertainment, Inc. (a)	454	30,945
The Marcus Corp.	310	9,036
Zynga, Inc. Class A (a)	3,349	20,161

		75,141

Interactive Media & Services – 0.2%
Match Group, Inc. (a)	241	18,851

Media – 2.2%
Altice USA, Inc. Class A (a)	606	16,580
AMC Networks, Inc. Class A (a)	273	9,989
Cable One, Inc.	19	32,377
DISH Network Corp. Class A (a)	881	32,386
Meredith Corp.	258	7,753
MSG Networks, Inc. Class A (a)	625	9,506
National CineMedia, Inc.	1,388	10,243
Nexstar Media Group, Inc. Class A	196	23,745
Scholastic Corp.	314	10,346
Sinclair Broadcast Group, Inc. Class A	342	10,233
Sirius XM Holdings, Inc.	4,530	32,027
TEGNA, Inc.	1,084	18,320
The New York Times Co. Class A	581	18,598

		232,103

Wireless Telecommunication Services – 0.3%
Shenandoah Telecommunications Co.	340	13,719
Telephone & Data Systems, Inc.	497	11,272
United States Cellular Corp. (a)	223	7,140

		32,131

TOTAL COMMUNICATION SERVICES		375,036

CONSUMER DISCRETIONARY – 13.0%
Auto Components – 0.6%
Cooper Tire & Rubber Co.	448	11,867
Dorman Products, Inc. (a)	197	13,751
Fox Factory Holding Corp. (a)	206	13,559
Gentex Corp.	956	28,460

		67,637

Automobiles – 0.2%
Harley-Davidson, Inc.	641	21,410

Distributors – 0.6%
LKQ Corp. (a)	1,097	35,856
Pool Corp.	143	31,360

		67,216

Diversified Consumer Services – 1.5%
American Public Education, Inc. (a)	301	7,173
Bright Horizons Family Solutions, Inc. (a)	199	32,582
Carriage Services, Inc.	426	10,083

	Shares	Value
Graham Holdings Co. Class B	23	$12,632
Grand Canyon Education, Inc. (a)	192	15,030
H&R Block, Inc.	809	18,769
K12, Inc. (a)	384	6,198
Laureate Education, Inc. Class A (a)	693	14,442
Service Corp. International	624	29,921
Strategic Education, Inc.	101	16,391

		163,221

Hotels, Restaurants & Leisure – 3.5%
BJ’s Restaurants, Inc.	270	10,741
Bloomin’ Brands, Inc.	724	15,037
Brinker International, Inc.	310	13,234
Choice Hotels International, Inc.	184	18,437
Churchill Downs, Inc.	156	22,523
Cracker Barrel Old Country Store, Inc.	108	16,516
Denny’s Corp. (a)	542	11,095
Dine Brands Global, Inc.	146	12,446
Dunkin’ Brands Group, Inc.	309	24,130
Extended Stay America, Inc.	994	12,842
Hyatt Hotels Corp. Class A	216	18,261
Jack in the Box, Inc.	182	14,878
Planet Fitness, Inc. Class A (a)	324	26,176
Ruth’s Hospitality Group, Inc.	462	9,471
SeaWorld Entertainment, Inc. (a)	452	15,576
Six Flags Entertainment Corp.	336	12,812
Texas Roadhouse, Inc.	316	19,750
The Cheesecake Factory, Inc.	297	11,405
Vail Resorts, Inc.	133	31,190
Wendy’s Co.	928	20,110
Wingstop, Inc.	169	15,678
Wyndham Destinations, Inc.	434	21,062

		373,370

Household Durables – 2.8%
Ethan Allen Interiors, Inc.	525	8,479
Garmin Ltd.	405	39,265
Helen of Troy Ltd. (a)	124	23,442
La-Z-Boy, Inc.	384	11,766
Leggett & Platt, Inc.	536	25,508
M.D.C. Holdings, Inc.	358	15,086
M/I Homes, Inc. (a)	309	13,717
Meritage Homes Corp. (a)	227	16,108
Mohawk Industries, Inc. (a)	224	29,496
PulteGroup, Inc.	896	40,006
Taylor Morrison Home Corp. (a)	668	17,288
Toll Brothers, Inc.	566	25,108
TopBuild Corp. (a)	187	21,413
Tupperware Brands Corp.	689	4,313

		290,995

Leisure Products – 0.4%
Malibu Boats, Inc. Class A (a)	358	15,677
MasterCraft Boat Holdings, Inc. (a)	608	10,682

See accompanying notes which are an integral part of the financial statements.

32

Common Stocks – continued

	Shares	Value
CONSUMER DISCRETIONARY – continued
Leisure Products – continued
Sturm, Ruger & Co., Inc.	232	$11,489

		37,848

Specialty Retail – 2.0%
Aarons, Inc.	304	18,045
Asbury Automotive Group, Inc. (a)	143	13,792
Bed Bath & Beyond, Inc.	1,298	18,496
Dick’s Sporting Goods, Inc.	425	18,798
Foot Locker, Inc.	499	18,947
Hibbett Sports, Inc. (a)	542	13,431
Lithia Motors, Inc. Class A	121	16,412
Monro, Inc.	185	11,600
Murphy USA, Inc. (a)	174	17,778
Rent-A-Center, Inc.	430	12,526
Sally Beauty Holdings, Inc. (a)	925	14,199
The Buckle, Inc.	522	12,742
Williams-Sonoma, Inc.	329	23,056

		209,822

Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.	209	22,169
Columbia Sportswear Co.	157	14,745
Deckers Outdoor Corp. (a)	128	24,436
Hanesbrands, Inc.	1,440	19,814
Ralph Lauren Corp.	220	24,970
Skechers U.S.A., Inc. Class A (a)	568	21,238
Steven Madden Ltd.	471	18,162

		145,534

TOTAL CONSUMER DISCRETIONARY		1,377,053

CONSUMER STAPLES – 3.2%
Beverages – 0.5%
Brown-Forman Corp. Class B	549	37,134
The Boston Beer Co., Inc. Class A (a)	42	14,968

		52,102

Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	138	22,199
US Foods Holding Corp. (a)	756	30,368

		52,567

Food Products – 1.5%
Campbell Soup Co.	656	31,744
Flowers Foods, Inc.	781	16,815
Ingredion, Inc.	274	24,112
J&J Snack Foods Corp.	81	13,433
Lancaster Colony Corp.	100	15,465
Pilgrim’s Pride Corp. (a)	405	10,550
Post Holdings, Inc. (a)	237	24,783
The Simply Good Foods Co. (a)	426	9,785
Tootsie Roll Industries, Inc.	268	9,142

		155,829

	Shares	Value
Household Products – 0.1%
WD-40 Co.	78	$14,572

Personal Products – 0.5%
Herbalife Nutrition Ltd. (a)	450	17,483
Medifast, Inc.	102	9,856
Nu Skin Enterprises, Inc. Class A	342	11,146
USANA Health Sciences, Inc. (a)	152	9,378

		47,863

Tobacco – 0.1%
Universal Corp.	197	10,471

TOTAL CONSUMER STAPLES		333,404

ENERGY – 1.9%
Energy Equipment & Services – 0.6%
Cactus, Inc. Class A	588	16,946
DMC Global, Inc.	329	13,762
FTS International, Inc. (a)	4,554	2,787
Liberty Oilfield Services, Inc. Class A	1,176	9,973
ProPetro Holding Corp. (a)	1,049	10,217
Solaris Oilfield Infrastructure, Inc. Class A	1,157	13,340

		67,025

Oil, Gas & Consumable Fuels – 1.3%
Arch Coal, Inc. Class A	230	11,852
CONSOL Energy, Inc. (a)	778	6,325
CVR Energy, Inc.	357	12,356
Delek US Holdings, Inc.	526	14,444
Magnolia Oil & Gas Corp. Class A (a)	1,609	16,927
Peabody Energy Corp.	966	6,530
REX American Resources Corp. (a)	208	15,673
Teekay Tankers Ltd. Class A (a)	1,657	26,993
World Fuel Services Corp.	546	21,359

		132,459

TOTAL ENERGY		199,484

FINANCIALS – 15.9%
Banks – 5.0%
Amalgamated Bank Class A	584	10,068
Bank of Hawaii Corp.	213	19,085
Bank OZK	624	16,960
Cathay General Bancorp	446	16,083
Central Pacific Financial Corp.	393	10,898
CIT Group, Inc.	453	20,707
City Holding Co.	164	12,412
Commerce Bancshares, Inc.	421	28,485
Community Trust Bancorp, Inc.	268	11,725
ConnectOne Bancorp, Inc.	508	11,994
Eagle Bancorp, Inc.	322	14,071
First BanCorp	1,445	13,395
First Citizens BancShares, Inc. Class A	43	22,653

See accompanying notes which are an integral part of the financial statements.

33

Fidelity® Small-Mid Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Banks – continued
First Foundation, Inc.	745	$12,293
First Horizon National Corp.	1,374	21,984
Fulton Financial Corp.	1,026	16,898
Great Southern Bancorp, Inc.	196	11,154
Hanmi Financial Corp.	542	9,116
Hilltop Holdings, Inc.	601	13,607
Independent Bank Corp./MI	504	10,776
Lakeland Financial Corp.	273	12,951
OFG Bancorp	541	10,663
Peapack Gladstone Financial Corp.	378	11,049
Popular, Inc.	413	23,112
Preferred Bank	218	13,104
Signature Bank	205	29,087
Sterling Bancorp	1,006	20,120
Stock Yards Bancorp, Inc.	302	11,699
Synovus Financial Corp.	665	23,288
The Bancorp, Inc. (a)	1,112	13,155
Trico Bancshares	324	11,794
Univest Financial Corp.	420	10,433
WesBanco, Inc.	400	13,248
Western Alliance Bancorp	440	24,301

		532,368

Capital Markets – 2.3%
Artisan Partners Asset Management, Inc. Class A	454	15,164
Cohen & Steers, Inc.	237	17,533
FactSet Research Systems, Inc.	126	36,050
Federated Investors, Inc. Class B	506	18,332
Hamilton Lane, Inc. Class A	205	13,315
LPL Financial Holdings, Inc.	328	30,219
MarketAxess Holdings, Inc.	119	42,148
Morningstar, Inc.	107	16,787
SEI Investments Co.	478	31,194
Victory Capital Holdings, Inc. Class A	562	11,723
Waddell & Reed Financial, Inc. Class A	738	11,793

		244,258

Consumer Finance – 0.5%
Credit Acceptance Corp. (a)	50	21,449
FirstCash, Inc.	200	17,394
Regional Management Corp. (a)	385	10,607

		49,450

Diversified Financial Services – 0.5%
FGL Holdings	1,648	15,903
Voya Financial, Inc.	550	32,852

		48,755

Insurance – 4.9%
American Financial Group, Inc.	267	29,047
American National Insurance Co.	100	11,016
AMERISAFE, Inc.	192	13,137

	Shares	Value
Argo Group International Holdings Ltd.	221	$14,498
Assured Guaranty Ltd.	474	21,728
Athene Holding Ltd. Class A (a)	548	23,871
Brighthouse Financial, Inc. (a)	549	21,356
Brown & Brown, Inc.	828	37,177
Employers Holdings, Inc.	301	12,838
Erie Indemnity Co. Class A	91	15,151
First American Financial Corp.	436	27,023
Heritage Insurance Holdings, Inc.	760	9,166
James River Group Holdings Ltd.	273	11,723
Kemper Corp.	256	19,051
Kinsale Capital Group, Inc.	152	17,361
Mercury General Corp.	232	11,389
National Western Life Group, Inc. Class A	42	11,172
Old Republic International Corp.	1,108	24,985
Primerica, Inc.	186	22,052
RenaissanceRe Holdings Ltd.	149	28,226
RLI Corp.	201	18,695
Safety Insurance Group, Inc.	133	12,247
Selective Insurance Group, Inc.	264	17,490
The Hanover Insurance Group, Inc.	176	24,390
Unum Group	842	22,473
WR Berkley Corp.	486	35,736

		512,998

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
Apollo Commercial Real Estate Finance, Inc.	780	14,258
Arbor Realty Trust, Inc.	933	13,780
Ares Commercial Real Estate Corp.	696	11,373
Arlington Asset Investment Corp. Class A	1,566	8,895
Blackstone Mortgage Trust, Inc. Class A	559	21,354
Capstead Mortgage Corp.	1,370	11,261
Chimera Investment Corp.	946	20,055
Granite Point Mortgage Trust, Inc.	602	11,011
KKR Real Estate Finance Trust, Inc.	538	11,325
MFA Financial, Inc.	2,420	18,876
New York Mortgage Trust, Inc.	1,958	12,433
Starwood Property Trust, Inc.	1,074	27,559
TPG RE Finance Trust, Inc.	576	11,791

		193,971

Thrifts & Mortgage Finance – 0.9%
Essent Group Ltd.	448	22,225
Meridian Bancorp, Inc.	657	11,819
MGIC Investment Corp.	1,616	22,285
NMI Holdings, Inc. Class A (a)	532	16,981
Radian Group, Inc.	936	22,923

		96,233

TOTAL FINANCIALS		1,678,033

See accompanying notes which are an integral part of the financial statements.

34

Common Stocks – continued

	Shares	Value
HEALTH CARE – 12.0%
Biotechnology – 1.5%
Anika Therapeutics, Inc. (a)	208	$8,551
Arena Pharmaceuticals, Inc. (a)	270	12,336
Arrowhead Pharmaceuticals, Inc. (a)	534	22,380
BioSpecifics Technologies Corp. (a)	178	10,516
Enanta Pharmaceuticals, Inc. (a)	164	8,453
Ionis Pharmaceuticals, Inc. (a)	478	27,877
Myriad Genetics, Inc. (a)	393	10,866
PDL BioPharma, Inc. (a)	3,702	12,180
United Therapeutics Corp. (a)	220	21,487
Vanda Pharmaceuticals, Inc. (a)	730	9,308
Veracyte, Inc. (a)	425	11,156

		155,110

Health Care Equipment & Supplies – 3.7%
Atrion Corp.	16	11,507
CONMED Corp.	164	16,675
CryoLife, Inc. (a)	414	12,312
Globus Medical, Inc. Class A (a)	389	20,337
Haemonetics Corp. (a)	204	21,908
Hill-Rom Holdings, Inc.	253	26,942
ICU Medical, Inc. (a)	77	14,050
Insulet Corp. (a)	220	42,689
Integer Holdings Corp. (a)	180	15,372
Integra LifeSciences Holdings Corp. (a)	320	17,613
Lantheus Holdings, Inc. (a)	517	9,053
LeMaitre Vascular, Inc.	332	11,947
Masimo Corp. (a)	180	30,708
Meridian Bioscience, Inc.	897	8,826
Merit Medical Systems, Inc. (a)	366	13,330
Mesa Laboratories, Inc.	46	12,072
Neogen Corp. (a)	260	17,490
NuVasive, Inc. (a)	264	20,360
Varex Imaging Corp. (a)	394	10,894
West Pharmaceutical Services, Inc.	248	38,676
Wright Medical Group N.V. (a)	616	18,566

		391,327

Health Care Providers & Services – 2.6%
Addus HomeCare Corp. (a)	142	13,396
Amedisys, Inc. (a)	140	24,709
AMN Healthcare Services, Inc. (a)	296	19,944
Chemed Corp.	62	28,957
CorVel Corp. (a)	134	12,270
Encompass Health Corp.	391	30,119
HealthEquity, Inc. (a)	249	16,449
LHC Group, Inc. (a)	148	21,571
Magellan Health, Inc. (a)	194	14,203
MEDNAX, Inc. (a)	641	14,788
Molina Healthcare, Inc. (a)	224	27,545
National HealthCare Corp.	134	11,245
Patterson Cos., Inc.	686	15,099

	Shares	Value
The Ensign Group, Inc.	282	$12,746
The Pennant Group, Inc. (a)	138	3,643
US Physical Therapy, Inc.	105	12,300

		278,984

Health Care Technology – 0.8%
Computer Programs & Systems, Inc.	401	10,426
HealthStream, Inc. (a)	396	10,118
HMS Holdings Corp. (a)	473	12,922
Inovalon Holdings, Inc. Class A (a)	736	14,911
NextGen Healthcare, Inc. (a)	689	9,550
Omnicell, Inc. (a)	224	18,207
Vocera Communications, Inc. (a)	430	9,473

		85,607

Life Sciences Tools & Services – 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	80	28,874
Bio-Techne Corp.	136	28,556
Bruker Corp.	444	21,965
Charles River Laboratories International, Inc. (a)	188	29,061
Codexis, Inc. (a)	641	10,051
Medpace Holdings, Inc. (a)	184	15,741
NanoString Technologies, Inc. (a)	397	10,786
NeoGenomics, Inc. (a)	596	19,209
PRA Health Sciences, Inc. (a)	242	24,517
Repligen Corp. (a)	193	19,375

		208,135

Pharmaceuticals – 1.4%
ANI Pharmaceuticals, Inc. (a)	132	8,184
BioDelivery Sciences International, Inc. (a)	2,562	13,450
Catalent, Inc. (a)	522	31,894
Horizon Therapeutics PLC (a)	785	27,075
Innoviva, Inc. (a)	966	13,336
Jazz Pharmaceuticals PLC (a)	213	30,534
Phibro Animal Health Corp. Class A	348	8,255
Prestige Consumer Healthcare, Inc. (a)	406	16,467

		149,195

TOTAL HEALTH CARE		1,268,358

INDUSTRIALS – 16.3%
Aerospace & Defense – 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	324	16,871
Curtiss-Wright Corp.	167	24,287
HEICO Corp. Class A	370	35,575
Hexcel Corp.	300	22,266
Mercury Systems, Inc. (a)	209	16,041
Moog, Inc. Class A	172	15,413
National Presto Industries, Inc.	92	7,929
Teledyne Technologies, Inc. (a)	113	41,252

		179,634

See accompanying notes which are an integral part of the financial statements.

35

Fidelity® Small-Mid Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Airlines – 0.6%
Alaska Air Group, Inc.	418	$26,999
JetBlue Airways Corp. (a)	1,126	22,328
Mesa Air Group, Inc. (a)	769	6,567
Spirit Airlines, Inc. (a)	340	13,964

		69,858

Building Products – 2.4%
AAON, Inc.	242	12,690
Advanced Drainage Systems, Inc.	319	13,261
Allegion PLC	301	38,925
AO Smith Corp.	516	22,028
Armstrong World Industries, Inc.	197	19,765
Continental Building Products, Inc. (a)	398	14,722
CSW Industrials, Inc.	142	10,775
Fortune Brands Home & Security, Inc.	483	33,187
Lennox International, Inc.	116	27,026
Owens Corning	393	23,773
Simpson Manufacturing Co., Inc.	221	18,270
Universal Forest Products, Inc.	337	16,142

		250,564

Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	340	12,968
Brady Corp. Class A	262	14,507
Deluxe Corp.	278	13,400
Ennis, Inc.	420	8,761
Herman Miller, Inc.	310	11,981
KAR Auction Services, Inc.	604	12,696
Kimball International, Inc. Class B	521	9,784
McGrath RentCorp	166	12,835
MSA Safety, Inc.	156	21,154
Rollins, Inc.	578	21,935
Steelcase, Inc. Class A	648	12,059
Tetra Tech, Inc.	232	19,859
UniFirst Corp.	75	15,295
Viad Corp.	157	10,205

		197,439

Construction & Engineering – 1.1%
Comfort Systems USA, Inc.	268	12,435
EMCOR Group, Inc.	226	18,570
Great Lakes Dredge & Dock Corp. (a)	844	8,837
Jacobs Engineering Group, Inc.	380	35,161
MasTec, Inc. (a)	300	17,325
MYR Group, Inc. (a)	269	7,726
Quanta Services, Inc.	557	21,807

		121,861

Electrical Equipment – 1.2%
Acuity Brands, Inc.	154	18,152
Encore Wire Corp.	187	10,156
Generac Holdings, Inc. (a)	254	26,312
GrafTech International Ltd.	824	8,841

	Shares	Value
Hubbell, Inc.	190	$27,214
Regal-Beloit Corp.	198	15,535
Sensata Technologies Holding PLC (a)	552	26,093

		132,303

Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	196	30,621

Machinery – 4.3%
AGCO Corp.	257	18,026
Alamo Group, Inc.	90	11,210
Allison Transmission Holdings, Inc.	445	19,669
Crane Co.	210	17,947
Donaldson Co., Inc.	460	23,851
ESCO Technologies, Inc.	153	14,682
Federal Signal Corp.	384	12,349
Graco, Inc.	558	29,658
Hillenbrand, Inc.	382	11,089
ITT, Inc.	334	22,405
Lincoln Electric Holdings, Inc.	245	21,849
Meritor, Inc. (a)	537	11,766
Mueller Industries, Inc.	392	11,435
Nordson Corp.	181	30,564
Oshkosh Corp.	270	23,231
RBC Bearings, Inc. (a)	107	16,640
Rexnord Corp. (a)	516	16,847
The Middleby Corp. (a)	192	21,535
The Timken Co.	336	17,650
The Toro Co.	354	28,327
Trimas Corp. (a)	358	10,285
WABCO Holdings, Inc. (a)	182	24,688
Watts Water Technologies, Inc. Class A	148	14,757
Woodward, Inc.	200	23,262

		453,722

Professional Services – 1.6%
Barrett Business Services, Inc.	100	8,283
Exponent, Inc.	233	16,955
Forrester Research, Inc.	200	8,274
FTI Consulting, Inc. (a)	164	19,690
Heidrick & Struggles International, Inc.	294	8,356
Insperity, Inc.	162	14,154
Kforce, Inc.	273	10,115
Korn Ferry	330	13,523
ManpowerGroup, Inc.	232	21,226
Robert Half International, Inc.	417	24,257
TriNet Group, Inc. (a)	206	11,754
TrueBlue, Inc. (a)	478	10,473

		167,060

Road & Rail – 0.2%
Landstar System, Inc.	169	18,717

Trading Companies & Distributors – 1.0%
BMC Stock Holdings, Inc. (a)	511	14,914

See accompanying notes which are an integral part of the financial statements.

36

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
HD Supply Holdings, Inc. (a)	639	$26,033
Kaman Corp.	189	11,665
MSC Industrial Direct Co., Inc. Class A	216	14,703
Watsco, Inc.	124	21,566
WESCO International, Inc. (a)	272	13,167

		102,048

TOTAL INDUSTRIALS		1,723,827

INFORMATION TECHNOLOGY – 17.0%
Communications Equipment – 0.4%
Ciena Corp. (a)	492	20,010
EchoStar Corp. Class A (a)	268	10,694
Ubiquiti, Inc.	100	16,342

		47,046

Electronic Equipment, Instruments & Components – 3.1%
Arrow Electronics, Inc. (a)	308	23,389
Avnet, Inc.	423	15,435
AVX Corp.	558	11,311
Badger Meter, Inc.	194	11,458
Benchmark Electronics, Inc.	356	10,958
Dolby Laboratories, Inc. Class A	252	17,474
Fabrinet (a)	217	13,680
FLIR Systems, Inc.	468	24,121
Insight Enterprises, Inc. (a)	210	13,833
Jabil, Inc.	573	22,284
Littelfuse, Inc.	101	17,868
MTS Systems Corp.	161	8,161
National Instruments Corp.	432	19,280
Novanta, Inc. (a)	161	14,607
OSI Systems, Inc. (a)	101	8,740
PC Connection, Inc.	234	11,662
Plexus Corp. (a)	188	13,370
Sanmina Corp. (a)	377	12,004
SYNNEX Corp.	170	23,419
Tech Data Corp. (a)	157	22,599
Vishay Intertechnology, Inc.	713	14,467

		330,120

IT Services – 4.9%
Alliance Data Systems Corp.	156	16,035
Amdocs Ltd.	450	32,377
Black Knight, Inc. (a)	449	30,047
Booz Allen Hamilton Holding Corp.	441	34,416
CACI International, Inc. Class A (a)	91	24,337
Cass Information Systems, Inc.	162	8,751
CoreLogic, Inc.	341	15,856
CSG Systems International, Inc.	215	10,711
EPAM Systems, Inc. (a)	158	36,046
Euronet Worldwide, Inc. (a)	166	26,168

	Shares	Value
EVERTEC, Inc.	332	$11,145
Evo Payments, Inc. Class A (a)	269	7,454
ExlService Holdings, Inc. (a)	182	13,306
Genpact Ltd.	502	22,224
GreenSky, Inc. Class A (a)	694	6,420
I3 Verticals, Inc. Class A (a)	257	8,299
KBR, Inc.	609	16,565
ManTech International Corp. Class A	159	12,765
MAXIMUS, Inc.	245	17,579
NIC, Inc.	458	9,036
Perficient, Inc. (a)	258	12,823
Perspecta, Inc.	625	17,544
Sabre Corp.	934	20,118
Science Applications International Corp.	201	17,642
Sykes Enterprises, Inc. (a)	337	11,320
The Hackett Group, Inc.	468	7,233
The Western Union Co.	1,385	37,256
TTEC Holdings, Inc.	174	6,911
WEX, Inc. (a)	137	29,718

		520,102

Semiconductors & Semiconductor Equipment – 2.8%
Advanced Energy Industries, Inc. (a)	212	14,827
Cabot Microelectronics Corp.	125	18,189
Cirrus Logic, Inc. (a)	261	20,047
Diodes, Inc. (a)	255	13,168
Entegris, Inc.	498	25,777
Kulicke & Soffa Industries, Inc.	468	12,117
MKS Instruments, Inc.	212	22,222
Monolithic Power Systems, Inc.	140	23,964
ON Semiconductor Corp. (a)	1,345	31,137
Photronics, Inc. (a)	872	11,144
Power Integrations, Inc.	145	14,162
SolarEdge Technologies, Inc. (a)	204	19,963
Teradyne, Inc.	558	36,822
Universal Display Corp.	134	23,607
Xperi Corp.	432	6,951

		294,097

Software – 5.3%
ACI Worldwide, Inc. (a)	481	16,571
Alteryx, Inc. Class A (a)	124	17,294
American Software, Inc. Class A	564	8,421
Aspen Technology, Inc. (a)	221	26,295
Blackbaud, Inc.	193	15,118
CDK Global, Inc.	442	23,727
Cerence, Inc. (a)	134	2,861
Coupa Software, Inc. (a)	174	28,040
Everbridge, Inc. (a)	136	12,327
Fair Isaac Corp. (a)	89	35,812
Five9, Inc. (a)	258	18,506
Guidewire Software, Inc. (a)	260	29,250
HubSpot, Inc. (a)	126	22,798

See accompanying notes which are an integral part of the financial statements.

37

Fidelity® Small-Mid Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
j2 Global, Inc.	190	$18,213
LogMeIn, Inc.	213	18,312
Manhattan Associates, Inc. (a)	237	20,254
MicroStrategy, Inc. Class A (a)	72	10,946
Nuance Communications, Inc. (a)	1,107	20,944
Paycom Software, Inc. (a)	145	46,133
Paylocity Holding Corp. (a)	142	20,148
Progress Software Corp.	264	11,914
Qualys, Inc. (a)	160	13,718
RingCentral, Inc. Class A (a)	213	43,789
Rosetta Stone, Inc. (a)	430	7,375
SPS Commerce, Inc. (a)	205	11,650
Tyler Technologies, Inc. (a)	121	39,165
Verint Systems, Inc. (a)	274	15,892

		555,473

Technology Hardware, Storage & Peripherals – 0.5%
Dell Technologies, Inc. Class C (a)	478	23,312
Xerox Holdings Corp.	714	25,397

		48,709

TOTAL INFORMATION TECHNOLOGY		1,795,547

MATERIALS – 4.8%
Chemicals – 1.5%
Balchem Corp.	167	18,039
Chase Corp.	96	8,829
Hawkins, Inc.	204	8,523
Innospec, Inc.	146	14,707
NewMarket Corp.	40	17,585
Quaker Chemical Corp.	76	12,618
Sensient Technologies Corp.	222	13,265
Stepan Co.	133	13,120
The Scotts Miracle-Gro Co.	168	20,620
Valvoline, Inc.	822	17,328
WR Grace & Co.	278	18,726

		163,360

Construction Materials – 0.2%
Eagle Materials, Inc.	213	19,419

Containers & Packaging – 1.6%
Amcor PLC	1,880	19,909
Aptargroup, Inc.	220	25,412
Berry Plastics Group, Inc. (a)	498	21,175
Crown Holdings, Inc. (a)	451	33,388
O-I Glass, Inc.	1,013	12,784
Sealed Air Corp.	578	20,519
Silgan Holdings, Inc.	456	14,072
Sonoco Products Co.	377	21,542

		168,801

	Shares	Value
Metals & Mining – 1.0%
Coronado Global Resources, Inc. (b)	4,208	$5,718
Reliance Steel & Aluminum Co.	252	28,930
Royal Gold, Inc.	225	25,947
Steel Dynamics, Inc.	816	24,382
Warrior Met Coal, Inc.	480	9,053
Worthington Industries, Inc.	304	11,181

		105,211

Paper & Forest Products – 0.5%
Domtar Corp.	366	12,744
Louisiana-Pacific Corp.	656	20,126
Mercer International, Inc.	766	8,434
Schweitzer-Mauduit International, Inc.	316	11,069

		52,373

TOTAL MATERIALS		509,164

REAL ESTATE – 9.7%
Equity Real Estate Investment Trusts (REITs) – 9.5%
Agree Realty Corp.	188	14,275
American Assets Trust, Inc.	244	11,117
American Campus Communities, Inc.	484	22,201
American Homes 4 Rent Class A	910	24,870
Apartment Investment & Management Co. Class A	508	26,777
Apple Hospitality REIT, Inc.	985	14,795
Brixmor Property Group, Inc.	1,101	21,976
CareTrust REIT, Inc.	510	11,312
CoreSite Realty Corp.	154	18,087
CubeSmart	656	20,776
Douglas Emmett, Inc.	565	23,448
EastGroup Properties, Inc.	145	19,730
EPR Properties	273	19,484
Equity Commonwealth	498	16,329
Essential Properties Realty Trust, Inc.	425	11,734
First Industrial Realty Trust, Inc.	489	20,880
Four Corners Property Trust, Inc.	428	12,964
Gaming and Leisure Properties, Inc.	670	31,661
Getty Realty Corp.	319	10,055
Healthcare Realty Trust, Inc.	523	18,859
Healthcare Trust of America, Inc. Class A	764	24,471
Highwoods Properties, Inc.	408	20,445
Industrial Logistics Properties Trust	485	11,102
Invitation Homes, Inc.	972	30,589
Kilroy Realty Corp.	332	27,413
Kimco Realty Corp.	1,392	26,518
Lamar Advertising Co. Class A	293	27,193
Lexington Realty Trust	1,236	13,683
Liberty Property Trust	491	30,761
Life Storage, Inc.	184	20,825
LTC Properties, Inc.	248	11,448
Mack-Cali Realty Corp.	518	11,375

See accompanying notes which are an integral part of the financial statements.

38

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Medical Properties Trust, Inc.	1,273	$28,197
National Health Investors, Inc.	190	16,032
National Retail Properties, Inc.	517	28,952
National Storage Affiliates Trust	369	12,601
Omega Healthcare Investors, Inc.	677	28,400
Physicians Realty Trust	856	16,564
Piedmont Office Realty Trust, Inc. Class A	656	15,213
Preferred Apartment Communities, Inc. Class A	570	6,715
PS Business Parks, Inc.	88	14,745
Retail Properties of America, Inc. Class A	1,113	13,523
Rexford Industrial Realty, Inc.	392	18,890
Service Properties Trust	680	14,674
Spirit Realty Capital, Inc.	365	19,265
STORE Capital Corp.	663	26,023
Sunstone Hotel Investors, Inc.	1,102	13,973
Terreno Realty Corp.	282	16,147
Urstadt Biddle Properties, Inc. Class A	394	8,932
VEREIT, Inc.	3,116	30,412
VICI Properties, Inc.	1,208	32,374
Weingarten Realty Investors	546	15,889

		1,004,674

Real Estate Management & Development – 0.2%
RE/MAX Holdings, Inc. Class A	288	11,024
The RMR Group, Inc. Class A	158	7,279

		18,303

TOTAL REAL ESTATE		1,022,977

UTILITIES – 2.7%
Electric Utilities – 1.6%
ALLETE, Inc.	218	18,199
Avangrid, Inc.	292	15,552
Hawaiian Electric Industries, Inc.	445	21,765
IDACORP, Inc.	200	22,438

	Shares	Value
OGE Energy Corp.	668	$30,628
Otter Tail Corp.	248	13,283
PNM Resources, Inc.	353	19,143
Portland General Electric Co.	361	22,201
Spark Energy, Inc. Class A	762	7,231

		170,440

Gas Utilities – 0.4%
ONE Gas, Inc.	214	20,223
Spire, Inc.	222	18,719

		38,942

Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	708	14,989

Multi-Utilities – 0.4%
Black Hills Corp.	230	19,097
NorthWestern Corp.	236	18,165
Unitil Corp.	177	10,919

		48,181

Water Utilities – 0.2%
American States Water Co.	193	17,092

TOTAL UTILITIES		289,644

TOTAL COMMON STOCKS (Cost $9,982,639)		10,572,527

TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $9,982,639)		10,572,527

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(10,218)

NET ASSETS – 100.0%		$10,562,309

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,718 or of net assets.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

39

Fidelity® Stocks for Inflation ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value

COMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 0.7%
Verizon Communications, Inc.	324	$19,259
Interactive Media & Services – 1.5%
Facebook, Inc. Class A (a)	151	30,489
Match Group, Inc. (a)	96	7,509

		37,998

Media – 2.0%
Comcast Corp. Class A	386	16,671
Discovery, Inc. Class A (a)	305	8,924
Nexstar Media Group, Inc. Class A	86	10,419
Sinclair Broadcast Group, Inc. Class A	181	5,416
TEGNA, Inc.	537	9,075

		50,505

TOTAL COMMUNICATION SERVICES		107,762

CONSUMER DISCRETIONARY – 5.3%
Hotels, Restaurants & Leisure – 2.5%
Las Vegas Sands Corp.	197	12,866
McDonald’s Corp.	78	16,690
Planet Fitness, Inc. Class A (a)	139	11,230
Starbucks Corp.	153	12,979
Yum! Brands, Inc.	95	10,048

		63,813

Household Durables – 0.5%
PulteGroup, Inc.	306	13,663

Internet & Direct Marketing Retail – 0.5%
Booking Holdings, Inc. (a)	7	12,814

Specialty Retail – 1.3%
AutoZone, Inc. (a)	10	10,580
The Home Depot, Inc.	96	21,897

		32,477

Textiles, Apparel & Luxury Goods – 0.5%
Deckers Outdoor Corp. (a)	71	13,554

TOTAL CONSUMER DISCRETIONARY		136,321

CONSUMER STAPLES – 11.6%
Food Products – 2.7%
The Hershey Co.	230	35,689
Tyson Foods, Inc. Class A	407	33,630

		69,319

Household Products – 5.5%
Colgate-Palmolive Co.	541	39,915
Kimberly-Clark Corp.	268	38,388
The Procter & Gamble Co.	507	63,183

		141,486

Tobacco – 3.4%
Altria Group, Inc.	890	42,302

	Shares	Value
Philip Morris International, Inc.	533	$44,079

		86,381

TOTAL CONSUMER STAPLES		297,186

ENERGY – 8.3%
Oil, Gas & Consumable Fuels – 8.3%
Cabot Oil & Gas Corp.	2,615	36,845
Chevron Corp.	538	57,641
ConocoPhillips	929	55,211
Exxon Mobil Corp.	1,006	62,493

TOTAL ENERGY		212,190

FINANCIALS – 8.2%
Banks – 0.6%
Popular, Inc.	274	15,333

Capital Markets – 0.6%
Federated Investors, Inc. Class B	441	15,977

Consumer Finance – 1.9%
Capital One Financial Corp.	189	18,862
Discover Financial Services	192	14,425
Synchrony Financial	454	14,714

		48,001

Insurance – 3.3%
Aflac, Inc.	307	15,832
MetLife, Inc.	360	17,896
Prudential Financial, Inc.	193	17,575
RenaissanceRe Holdings Ltd.	76	14,397
The Progressive Corp.	213	17,187

		82,887

Thrifts & Mortgage Finance – 1.8%
Essent Group Ltd.	301	14,933
MGIC Investment Corp.	1,146	15,803
Radian Group, Inc.	626	15,331

		46,067

TOTAL FINANCIALS		208,265

HEALTH CARE – 17.6%
Biotechnology – 4.9%
Amgen, Inc.	180	38,889
Biogen, Inc. (a)	128	34,413
Exelixis, Inc. (a)	1,201	20,657
Gilead Sciences, Inc.	517	32,674

		126,633

Health Care Equipment & Supplies – 1.5%
Danaher Corp.	238	38,287

Health Care Providers & Services – 3.0%
McKesson Corp.	192	27,381
Molina Healthcare, Inc. (a)	192	23,610

See accompanying notes which are an integral part of the financial statements.

40

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Universal Health Services, Inc. Class B	180	$24,680

		75,671

Health Care Technology – 1.0%
Veeva Systems, Inc. Class A (a)	170	24,924

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc. (a)	41	31,044

Pharmaceuticals – 6.0%
Eli Lilly & Co.	308	43,009
Johnson & Johnson	433	64,461
Merck & Co., Inc.	531	45,369

		152,839

TOTAL HEALTH CARE		449,398

INDUSTRIALS – 6.0%
Aerospace & Defense – 0.4%
The Boeing Co.	34	10,821

Commercial Services & Supplies – 0.3%
Waste Management, Inc.	62	7,546

Machinery – 1.2%
Allison Transmission Holdings, Inc.	145	6,409
Cummins, Inc.	45	7,199
Oshkosh Corp.	91	7,829
PACCAR, Inc.	105	7,792

		29,229

Professional Services – 0.6%
ManpowerGroup, Inc.	74	6,770
Verisk Analytics, Inc.	44	7,149

		13,919

Road & Rail – 3.5%
CSX Corp.	571	43,590
Union Pacific Corp.	261	46,829

		90,419

TOTAL INDUSTRIALS		151,934

INFORMATION TECHNOLOGY – 19.4%
Electronic Equipment, Instruments & Components – 0.7%
Tech Data Corp. (a)	122	17,561

IT Services – 7.2%
Accenture PLC Class A	100	20,521
Automatic Data Processing, Inc.	95	16,282
Euronet Worldwide, Inc. (a)	75	11,823
International Business Machines Corp.	142	20,410
Mastercard, Inc. Class A	102	32,226
Paychex, Inc.	154	13,209
PayPal Holdings, Inc. (a)	183	20,842
VeriSign, Inc. (a)	60	12,488

	Shares	Value
Visa, Inc. Class A	182	$36,212

		184,013

Semiconductors & Semiconductor Equipment – 3.6%
Broadcom, Inc.	67	20,446
Intel Corp.	549	35,098
Lam Research Corp.	63	18,787
Micron Technology, Inc. (a)	323	17,148

		91,479

Software – 7.4%
Cadence Design Systems, Inc. (a)	174	12,547
Check Point Software Technologies Ltd. (a)	108	12,345
CyberArk Software Ltd. (a)	96	13,270
Microsoft Corp.	616	104,862
Oracle Corp.	370	19,406
Paycom Software, Inc. (a)	48	15,272
VMware, Inc. Class A (a)	80	11,845

		189,547

Technology Hardware, Storage & Peripherals – 0.5%
Xerox Holdings Corp.	390	13,872

TOTAL INFORMATION TECHNOLOGY		496,472

MATERIALS – 7.5%
Chemicals – 2.5%
LyondellBasell Industries N.V. Class A	837	65,169

Metals & Mining – 5.0%
Nucor Corp.	1,261	59,885
Steel Dynamics, Inc.	2,229	66,602

		126,487

TOTAL MATERIALS		191,656

REAL ESTATE – 6.2%
Equity Real Estate Investment Trusts (REITs) – 6.2%
Apartment Investment & Management Co. Class A	749	39,480
Medical Properties Trust, Inc.	2,101	46,537
PS Business Parks, Inc.	213	35,690
Public Storage	158	35,354

TOTAL REAL ESTATE		157,061

UTILITIES – 5.6%
Electric Utilities – 3.5%
Exelon Corp.	974	46,352
OGE Energy Corp.	941	43,145

		89,497

See accompanying notes which are an integral part of the financial statements.

41

Fidelity® Stocks for Inflation ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 2.1%
AES Corp.	2,688	$53,384

TOTAL UTILITIES		142,881

TOTAL COMMON STOCKS (Cost $2,493,950)		2,551,126

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,493,950)		2,551,126

NET OTHER ASSETS (LIABILITIES) – 0.1%		2,872

NET ASSETS – 100.0%		$2,553,998

Legend

(a)	Non-income producing.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

42

Fidelity® Value Factor ETF

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 9.6%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	68,014	$2,558,687
CenturyLink, Inc. (a)	57,949	791,583
Verizon Communications, Inc.	39,975	2,376,114

		5,726,384

Interactive Media & Services – 5.2%
Alphabet, Inc. Class A (b)	4,523	6,480,464
Facebook, Inc. Class A (b)	18,978	3,831,848

		10,312,312

Media – 1.6%
Comcast Corp. Class A	45,052	1,945,796
Discovery, Inc. Class A (a)(b)	24,040	703,410
ViacomCBS, Inc. Class B	14,598	498,230

		3,147,436

TOTAL COMMUNICATION SERVICES		19,186,132

CONSUMER DISCRETIONARY – 9.9%
Automobiles – 0.6%
Ford Motor Co.	133,140	1,174,295

Diversified Consumer Services – 0.4%
H&R Block, Inc.	37,360	866,752

Hotels, Restaurants & Leisure – 2.0%
Norwegian Cruise Line Holdings Ltd. (b)	21,757	1,171,615
Royal Caribbean Cruises Ltd.	9,787	1,145,862
Starbucks Corp.	18,645	1,581,655

		3,899,132

Household Durables – 1.4%
PulteGroup, Inc.	32,751	1,462,332
Toll Brothers, Inc.	27,950	1,239,862

		2,702,194

Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc. (b)	3,266	6,560,480

Multiline Retail – 0.8%
Kohl’s Corp.	21,020	898,605
Macy’s, Inc. (a)	48,697	776,717

		1,675,322

Specialty Retail – 1.4%
The Home Depot, Inc.	12,013	2,740,165

TOTAL CONSUMER DISCRETIONARY		19,618,340

CONSUMER STAPLES – 6.7%
Beverages – 0.6%
Molson Coors Brewing Co. Class B	23,342	1,297,348

Food & Staples Retailing – 1.5%
The Kroger Co.	59,606	1,601,017
Walgreens Boots Alliance, Inc.	26,613	1,353,271

		2,954,288

	Shares	Value
Food Products – 2.1%
Archer-Daniels-Midland Co.	31,736	$1,420,503
Ingredion, Inc.	14,774	1,300,112
Tyson Foods, Inc. Class A	16,550	1,367,527

		4,088,142

Personal Products – 0.6%
Herbalife Nutrition Ltd. (b)	29,086	1,129,991

Tobacco – 1.9%
Altria Group, Inc.	36,899	1,753,809
Philip Morris International, Inc.	24,595	2,034,007

		3,787,816

TOTAL CONSUMER STAPLES		13,257,585

ENERGY – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
Chevron Corp.	16,922	1,813,023
ConocoPhillips	15,306	909,636
Exxon Mobil Corp.	35,035	2,176,374
HollyFrontier Corp.	10,008	449,559
Marathon Petroleum Corp.	12,708	692,586
Phillips 66	7,332	669,925
Valero Energy Corp.	8,180	689,656

TOTAL ENERGY		7,400,759

FINANCIALS – 13.5%
Banks – 5.6%
Bank of America Corp.	88,998	2,921,804
Citigroup, Inc.	28,473	2,118,676
JPMorgan Chase & Co.	29,836	3,949,093
Wells Fargo & Co.	46,662	2,190,314

		11,179,887

Capital Markets – 2.1%
Ameriprise Financial, Inc.	7,241	1,197,734
Morgan Stanley	29,269	1,529,598
The Charles Schwab Corp.	29,487	1,343,133

		4,070,465

Consumer Finance – 1.6%
Capital One Financial Corp.	12,917	1,289,116
Discover Financial Services	12,374	929,659
Synchrony Financial	29,449	954,442

		3,173,217

Diversified Financial Services – 2.5%
Berkshire Hathaway, Inc. Class B (b)	17,666	3,964,780
Voya Financial, Inc.	17,613	1,052,025

		5,016,805

Insurance – 1.7%
MetLife, Inc.	24,784	1,232,013
Principal Financial Group, Inc.	17,841	944,681

See accompanying notes which are an integral part of the financial statements.

43

Fidelity® Value Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Insurance – continued
Prudential Financial, Inc.	12,505	$1,138,705

		3,315,399

TOTAL FINANCIALS		26,755,773

HEALTH CARE – 13.2%
Biotechnology – 3.2%
AbbVie, Inc.	31,476	2,550,186
Biogen, Inc. (b)	7,065	1,899,425
Gilead Sciences, Inc.	29,950	1,892,840

		6,342,451

Health Care Providers & Services – 5.1%
Anthem, Inc.	6,507	1,726,177
Cardinal Health, Inc.	32,012	1,639,335
Centene Corp. (b)	29,989	1,883,609
McKesson Corp.	10,728	1,529,920
UnitedHealth Group, Inc.	12,118	3,301,549

		10,080,590

Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	42,401	2,669,143
Johnson & Johnson	29,198	4,346,706
Pfizer, Inc.	73,939	2,753,488

		9,769,337

TOTAL HEALTH CARE		26,192,378

INDUSTRIALS – 9.3%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. Class A	17,074	1,115,274

Airlines – 2.7%
Delta Air Lines, Inc.	24,474	1,364,181
JetBlue Airways Corp. (b)	66,729	1,323,236
Southwest Airlines Co.	27,558	1,515,139
United Airlines Holdings, Inc. (b)	15,122	1,131,125

		5,333,681

Construction & Engineering – 0.7%
MasTec, Inc. (b)	25,187	1,454,549

Electrical Equipment – 0.9%
Eaton Corp. PLC	18,307	1,729,462

Machinery – 3.1%
Caterpillar, Inc.	13,573	1,782,814
Cummins, Inc.	8,697	1,391,259
Oshkosh Corp.	16,743	1,440,568
PACCAR, Inc.	20,424	1,515,665

		6,130,306

Professional Services – 0.6%
ManpowerGroup, Inc.	14,190	1,298,243

	Shares	Value
Trading Companies & Distributors – 0.7%
United Rentals, Inc. (b)	10,749	$1,458,532

TOTAL INDUSTRIALS		18,520,047

INFORMATION TECHNOLOGY – 24.2%
Electronic Equipment, Instruments & Components – 0.8%
Tech Data Corp. (b)	11,152	1,605,219

IT Services – 7.6%
Accenture PLC Class A	9,824	2,015,983
Alliance Data Systems Corp.	7,262	746,461
Cognizant Technology Solutions Corp. Class A	20,044	1,230,301
DXC Technology Co.	21,429	683,156
International Business Machines Corp.	13,001	1,868,634
Mastercard, Inc. Class A	9,814	3,100,635
PayPal Holdings, Inc. (b)	17,449	1,987,267
Visa, Inc. Class A	17,463	3,474,613

		15,107,050

Semiconductors & Semiconductor Equipment – 4.1%
Intel Corp.	51,497	3,292,203
Lam Research Corp.	6,256	1,865,602
Micron Technology, Inc. (b)	32,319	1,715,816
ON Semiconductor Corp. (b)	55,495	1,284,709

		8,158,330

Software – 6.5%
Microsoft Corp.	58,927	10,031,143
Oracle Corp.	35,680	1,871,416
VMware, Inc. Class A (b)	6,583	974,679

		12,877,238

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	33,424	10,345,062

TOTAL INFORMATION TECHNOLOGY		48,092,899

MATERIALS – 2.2%
Chemicals – 1.2%
Celanese Corp.	4,709	487,381
DuPont de Nemours, Inc.	10,656	545,374
Huntsman Corp.	22,485	462,292
LyondellBasell Industries N.V. Class A	6,924	539,103
The Mosaic Co.	19,074	378,428

		2,412,578

Containers & Packaging – 0.3%
International Paper Co.	12,398	504,847

Metals & Mining – 0.7%
Freeport-McMoRan, Inc.	48,728	540,881
Nucor Corp.	9,915	470,863
Steel Dynamics, Inc.	15,284	456,686

		1,468,430

TOTAL MATERIALS		4,385,855

See accompanying notes which are an integral part of the financial statements.

44

Common Stocks – continued

	Shares	Value
REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Apple Hospitality REIT, Inc.	23,172	$348,043
AvalonBay Communities, Inc.	2,581	559,277
Brixmor Property Group, Inc.	19,521	389,639
Gaming and Leisure Properties, Inc.	10,204	482,190
Host Hotels & Resorts, Inc.	24,385	398,451
Kimco Realty Corp.	20,284	386,410
Medical Properties Trust, Inc.	21,457	475,273
Park Hotels & Resorts, Inc.	14,260	312,864
Prologis, Inc.	8,363	776,755
Service Properties Trust	14,586	314,766
Simon Property Group, Inc.	4,203	559,629
Sunstone Hotel Investors, Inc.	27,263	345,695
VICI Properties, Inc.	18,561	497,435
Vornado Realty Trust	6,358	418,166
Welltower, Inc.	6,792	576,709

		6,841,302

Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A (b)	8,073	492,857
Jones Lang LaSalle, Inc.	2,583	438,645

		931,502

TOTAL REAL ESTATE		7,772,804

UTILITIES – 3.6%
Electric Utilities – 2.4%
Duke Energy Corp.	9,853	961,948
Exelon Corp.	16,223	772,053
NextEra Energy, Inc.	5,297	1,420,655
PPL Corp.	19,047	689,311
The Southern Co.	14,502	1,020,941

		4,864,908

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	28,665	569,267

	Shares	Value
Vistra Energy Corp.	22,157	$498,976

		1,068,243

Multi-Utilities – 0.7%
Consolidated Edison, Inc.	7,177	674,638
Public Service Enterprise Group, Inc.	10,771	637,643

		1,312,281

TOTAL UTILITIES		7,245,432

TOTAL COMMON STOCKS (Cost $181,186,614)		198,428,004

Money Market Funds – 1.1%

Fidelity Cash Central Fund, 1.58% (c)	297,472	297,532
Fidelity Securities Lending Cash Central Fund, 1.59% (c)(d)	1,945,669	1,945,864

TOTAL MONEY MARKET FUNDS (Cost $2,243,404)		2,243,396

TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $183,430,018)		200,671,400

NET OTHER ASSETS (LIABILITIES) – (0.9%)		(1,761,919)

NET ASSETS – 100.0%		$198,909,481

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts	21	March 2020	$338,520	$3,440	$3,440

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

See accompanying notes which are an integral part of the financial statements.

45

Fidelity® Value Factor ETF

Schedule of Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,175

Fidelity Securities Lending Cash Central Fund	1,611

Total	$2,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$19,186,132	$19,186,132	$—	$—

Consumer Discretionary	19,618,340	19,618,340	—	—

Consumer Staples	13,257,585	13,257,585	—	—

Energy	7,400,759	7,400,759	—	—

Financials	26,755,773	26,755,773	—	—

Health Care	26,192,378	26,192,378	—	—

Industrials	18,520,047	18,520,047	—	—

Information Technology	48,092,899	48,092,899	—	—

Materials	4,385,855	4,385,855	—	—

Real Estate	7,772,804	7,772,804	—	—

Utilities	7,245,432	7,245,432	—	—

Money Market Funds	2,243,396	2,243,396	—	—

Total Investments in Securities:	$200,671,400	$200,671,400	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$3,440	$3,440	$—	$—

Total Assets	$3,440	$3,440	—	$—

Total Derivative Instruments:	$3,440	$3,440	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

	Value
Primary Risk/ Derivative Type	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$3,440	$0

Total Equity Risk	3,440	0

Total Value of Derivatives	$3,440	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

46

[THIS PAGE INTENTIONALLY LEFT BLANK]

47

Financial Statements

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)

	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Assets

Investments in securities, at value (including securities loaned of $1,769,826, $4,506,072, $571,468 and $976,290, respectively) – See accompanying schedule:
Unaffiliated issuers	$373,138,274	$548,484,541	$405,861,820	$101,605,137
Fidelity Central Funds	3,846,013	6,414,683	1,286,090	1,138,145

Total Investments in Securities	$376,984,287	$554,899,224	$407,147,910	$102,743,282

Segregated cash with brokers for derivative instruments	105,600	118,800	33,660	6,600

Cash	—	—	—	28,467

Foreign currency held at value (cost $352,417, $783,025, $— and $—, respectively)	364,236	803,743	—	—

Receivable for fund shares sold	—	4,903,117	3,980,714	—

Dividends receivable	620,654	1,010,683	370,107	57,345

Distributions receivable from Fidelity Central Funds	2,154	1,098	610	210

Total assets	378,076,931	561,736,665	411,533,001	102,835,904

Liabilities

Payable to custodian bank	—	—	—	—

Payable for investments purchased	180,721	5,196,287	3,950,700	—

Accrued management fees	97,881	135,883	97,354	27,306

Payable for daily variation margin on futures contracts	52,560	59,130	16,754	3,285

Collateral on securities loaned, at value	2,011,425	4,789,156	592,508	1,025,500

Total liabilities	2,342,587	10,180,456	4,657,316	1,056,091

Net Assets	$375,734,344	$551,556,209	$406,875,685	$101,779,813

Net Assets consist of:

Paid in capital	348,411,001	524,298,409	361,782,238	91,857,155

Total accumulated earnings (loss)	27,323,343	27,257,800	45,093,447	9,922,658

Net Assets	$375,734,344	$551,556,209	$406,875,685	$101,779,813

Shares outstanding	10,800,000	17,150,000	10,400,000	2,700,000

Net Asset Value, offering price and redemption price per share	$34.79	$32.16	$39.12	$37.70

Investments at cost – Unaffiliated issuers	$337,247,584	$511,084,778	$365,913,819	$91,083,846

Investments at cost – Fidelity Central Funds	3,846,014	6,414,684	1,286,090	1,138,145

Investments at cost	$341,093,598	$517,499,462	$367,199,909	$92,221,991

See accompanying notes which are an integral part of the financial statements.

48

Statements of Assets and Liabilities

January 31, 2020 (Unaudited)

	Fidelity Quality Factor ETF	Fidelity Small-Mid Factor ETF	Fidelity Stocks For Inflation ETF	Fidelity Value Factor ETF

Assets

Investments in securities, at value (including securities loaned of $814,868, $—, $— and $1,840,142, respectively) – See accompanying schedule:
Unaffiliated issuers	$158,112,740	$10,572,527	$2,551,126	$198,428,004
Fidelity Central Funds	1,070,969	—	—	2,243,396

Total Investments in Securities	$159,183,709	$10,572,527	$2,551,126	$200,671,400

Segregated cash with brokers for derivative instruments	11,880	—	—	13,860

Cash	5,762	6,569	1,335	—

Foreign currency held at value (cost $—, $80, $— and $—, respectively)	—	80	—	—

Receivable for fund shares sold	—	—	—	—

Dividends receivable	192,882	5,112	2,181	226,442

Distributions receivable from Fidelity Central Funds	1,226	—	—	481

Total assets	159,395,459	10,584,288	2,554,642	200,912,183

Liabilities

Payable to custodian bank	—	—	—	437

Payable for investments purchased	—	19,698	—	—

Accrued management fees	41,076	2,281	644	49,459

Payable for daily variation margin on futures contracts	5,913	—	—	6,899

Collateral on securities loaned, at value	863,335	—	—	1,945,907

Total liabilities	910,324	21,979	644	2,002,702

Net Assets	$158,485,135	$10,562,309	$2,553,998	$198,909,481

Net Assets consist of:

Paid in capital	141,415,534	10,193,574	2,493,802	183,331,273

Total accumulated earnings (loss)	17,069,601	368,735	60,196	15,578,208

Net Assets	$158,485,135	$10,562,309	$2,553,998	$198,909,481

Shares outstanding	4,200,000	400,000	100,000	5,350,000

Net Asset Value, offering price and redemption price per share	$37.73	$26.41	$25.54	$37.18

Investments at cost – Unaffiliated issuers	$141,401,427	$9,982,639	$2,493,950	$181,186,614

Investments at cost – Fidelity Central Funds	1,070,971	—	—	2,243,404

Investments at cost	$142,472,398	$9,982,639	$2,493,950	$183,430,018

See accompanying notes which are an integral part of the financial statements.

49

Financial Statements – continued

Statements of Operations

For the six months ended January 31, 2020 (Unaudited)

	Fidelity Dividend ETF For Rising Rates	Fidelity High Dividend ETF	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF

Investment Income

Dividends	$6,664,728	$9,999,617	$3,323,713	$953,289

Interest	418	591	138	53

Income from Fidelity Central Funds (including $4,343, $3,312, $6,195 and $497, from security lending, respectively)	10,289	8,281	8,851	1,504

Total income	6,675,435	10,008,489	3,332,702	954,846

Expenses

Management fees	520,508	639,001	467,416	169,177

Independent trustees’ compensation	1,113	1,200	837	367

Total expenses before reductions	521,621	640,201	468,253	169,544

Expense reductions	(82)	(82)	(290)	(312)

Total expenses	521,539	640,119	467,963	169,232

Net investment income (loss)	6,153,896	9,368,370	2,864,739	785,614

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(492,089)	(742,938)	(1,825,085)	(3,996,018)

Net realized gain (loss) on In-kind redemptions	1,534,415	—	8,754,604	10,286,514

Net realized gain (loss) on futures contracts	116,713	145,069	45,202	14,225

Net realized gain (loss) on foreign currency transactions	2,715	14,483	—	—

Total net realized gain (loss)	1,161,754	(583,386)	6,974,721	6,304,721

Change in net unrealized appreciation (depreciation) on investment securities	22,262,185	28,128,118	17,165,551	(1,427,353)

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(1)	(1)	4	3

Change in net unrealized appreciation (depreciation) on futures contracts	34,345	44,595	(1,550)	1,683

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	17,279	35,198	—	—

Total change in net unrealized appreciation (depreciation)	22,313,808	28,207,910	17,164,005	(1,425,667)

Net gain (loss)	23,475,562	27,624,524	24,138,726	4,879,054

Net increase (decrease) in net assets resulting from operations	$29,629,458	$36,992,894	$27,003,465	$5,664,668

See accompanying notes which are an integral part of the financial statements.

50

Statements of Operations

For the six months ended January 31, 2020 (Unaudited)

	Fidelity Quality Factor ETF	Fidelity Small-Mid Factor ETF	Fidelity Stocks For Inflation ETFA	Fidelity Value Factor ETF

Investment Income

Dividends	$1,540,279	$72,732	$15,075	$1,960,404

Interest	65	—	—	77

Income from Fidelity Central Funds (including $5,409, $—, $— and $1,611, from security lending, respectively)	6,491	—	—	2,786

Total income	1,546,835	72,732	15,075	1,963,267

Expenses

Management fees	227,957	11,520	1,816	240,721

Independent trustees’ compensation	480	22	2	462

Total expenses before reductions	228,437	11,542	1,818	241,183

Expense reductions	(290)	(73)	—	(285)

Total expenses	228,147	11,469	1,818	240,898

Net investment income (loss)	1,318,688	61,263	13,257	1,722,369

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(3,973,349)	(228,147)	1,063	(3,373,265)

Net realized gain (loss) on In-kind redemptions	6,666,224	—	—	4,896,078

Net realized gain (loss) on futures contracts	18,186	—	—	21,266

Net realized gain (loss) on foreign currency transactions	—	26	—	—

Total net realized gain (loss)	2,711,061	(228,121)	1,063	1,544,079

Change in net unrealized appreciation (depreciation) on investment securities	7,627,925	403,193	57,176	10,963,266

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(2)	—	—	(8)

Change in net unrealized appreciation (depreciation) on futures contracts	1,555	—	—	3,727

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—	—	—

Total change in net unrealized appreciation (depreciation)	7,629,478	403,193	57,176	10,966,985

Net gain (loss)	10,340,539	175,072	58,239	12,511,064

Net increase (decrease) in net assets resulting from operations	$11,659,227	$236,335	$71,496	$14,233,433

A	For the period November 5, 2019 (commencement of operations) to January 31, 2020.

See accompanying notes which are an integral part of the financial statements.

51

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Dividend ETF For Rising Rates		Fidelity High Dividend ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,153,896	$12,759,384	$9,368,370	$11,245,000
Net realized gain (loss)	1,161,754	11,439,676	(583,386)	1,282,852
Change in net unrealized appreciation (depreciation)	22,313,808	(5,728,216)	28,207,910	1,510,543

Net increase (decrease) in net assets resulting from operations	29,629,458	18,470,844	36,992,894	14,038,395

Distributions to shareholders	(4,144,500)	(12,908,350)	(8,164,950)	(11,425,400)

Share transactions
Proceeds from sales of shares	8,878,245	161,232,208	159,776,330	270,497,158
Cost of shares redeemed	(18,858,306)	(153,460,832)	—	(81,992,873)

Net increase (decrease) in net assets resulting from share transactions	(9,980,061)	7,771,376	159,776,330	188,504,285

Total increase (decrease) in net assets	15,504,897	13,333,870	188,604,274	191,117,280

Net Assets
Beginning of period	360,229,447	346,895,577	362,951,935	171,834,655

End of period	$375,734,344	$360,229,447	$551,556,209	$362,951,935

Other Information

Shares
Sold	250,000	5,150,000	5,100,000	9,100,000
Redeemed	(600,000)	(5,000,000)	—	(2,750,000)

Net increase (decrease)	(350,000)	150,000	5,100,000	6,350,000

See accompanying notes which are an integral part of the financial statements.

52

Statements of Changes in Net Assets

	Fidelity Low Volatility Factor ETF		Fidelity Momentum Factor ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,864,739	$2,437,306	$785,614	$1,245,159
Net realized gain (loss)	6,974,721	5,117,146	6,304,721	3,746,816
Change in net unrealized appreciation (depreciation)	17,164,005	17,614,800	(1,425,667)	4,073,860

Net increase (decrease) in net assets resulting from operations	27,003,465	25,169,252	5,664,668	9,065,835

Distributions to shareholders	(2,610,300)	(2,299,750)	(791,850)	(1,240,750)

Share transactions
Proceeds from sales of shares	189,861,393	204,495,786	65,235,879	79,088,780
Cost of shares redeemed	(52,881,193)	(48,283,271)	(90,065,195)	(60,879,132)

Net increase (decrease) in net assets resulting from share transactions	136,980,200	156,212,515	(24,829,316)	18,209,648

Total increase (decrease) in net assets	161,373,365	179,082,017	(19,956,498)	26,034,733

Net Assets
Beginning of period	245,502,320	66,420,303	121,736,311	95,701,578

End of period	$406,875,685	$245,502,320	$101,779,813	$121,736,311

Other Information

Shares
Sold	5,100,000	6,150,000	1,850,000	2,350,000
Redeemed	(1,450,000)	(1,450,000)	(2,550,000)	(1,800,000)

Net increase (decrease)	3,650,000	4,700,000	(700,000)	550,000

See accompanying notes which are an integral part of the financial statements.

53

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Quality Factor ETF		Fidelity Small-Mid Factor ETF

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,318,688	$2,195,811	$61,263	$47,978
Net realized gain (loss)	2,711,061	2,633,206	(228,121)	527
Change in net unrealized appreciation (depreciation)	7,629,478	3,995,214	403,193	186,695

Net increase (decrease) in net assets resulting from operations	11,659,227	8,824,231	236,335	235,200

Distributions to shareholders	(1,218,600)	(2,135,800)	(57,600)	(45,200)

Share transactions
Proceeds from sales of shares	28,279,971	130,468,237	2,733,344	7,460,230
Cost of shares redeemed	(42,516,993)	(40,134,110)	—	—

Net increase (decrease) in net assets resulting from share transactions	(14,237,022)	90,334,127	2,733,344	7,460,230

Total increase (decrease) in net assets	(3,796,395)	97,022,558	2,912,079	7,650,230

Net Assets
Beginning of period	162,281,530	65,258,972	7,650,230	—

End of period	$158,485,135	$162,281,530	$10,562,309	$7,650,230

Other Information

Shares
Sold	800,000	3,900,000	100,000	300,000
Redeemed	(1,200,000)	(1,250,000)	—	—

Net increase (decrease)	(400,000)	2,650,000	100,000	300,000

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

See accompanying notes which are an integral part of the financial statements.

54

Statements of Changes in Net Assets

	Fidelity Stocks For Inflation ETF	Fidelity Value Factor ETF

	Six months ended January 31, 2020B (Unaudited)	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,257	$1,722,369	$2,391,590
Net realized gain (loss)	1,063	1,544,079	4,049,327
Change in net unrealized appreciation (depreciation)	57,176	10,966,985	584,930

Net increase (decrease) in net assets resulting from operations	71,496	14,233,433	7,025,847

Distributions to shareholders	(11,300)	(1,603,700)	(2,294,300)

Share transactions
Proceeds from sales of shares	2,493,802	88,564,803	85,584,698
Cost of shares redeemed	—	(38,688,271)	(40,363,131)

Net increase (decrease) in net assets resulting from share transactions	2,493,802	49,876,532	45,221,567

Total increase (decrease) in net assets	2,553,998	62,506,265	49,953,114

Net Assets
Beginning of period	—	136,403,216	86,450,102

End of period	$2,553,998	$198,909,481	$136,403,216

Other Information

Shares
Sold	100,000	2,550,000	2,600,000
Redeemed	—	(1,150,000)	(1,200,000)

Net increase (decrease)	100,000	1,400,000	1,400,000

B	For the period November 5, 2019 (commencement of operations) to January 31, 2020.

See accompanying notes which are an integral part of the financial statements.

55

Financial Statements – continued

Financial Highlights

	Fidelity Dividend ETF For Rising Rates

	Six months ended January 31, 2020		Year ended July 31,	Year ended July 31,	Year ended July 31,

	(Unaudited)		2019	2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$32.31		$31.54	$28.50	$25.34

Income from Investment Operations
Net investment income (loss)B	0.58		1.07	0.93	0.76
Net realized and unrealized gain (loss)	2.29		0.79	3.03	2.98

Total from investment operations	2.87		1.86	3.96	3.74

Distributions from net investment income	(0.39)		(1.09)	(0.92)	(0.58)

Total distributions	(0.39)		(1.09)	(0.92)	(0.58)

Net asset value, end of period	$34.79		$32.31	$31.54	$28.50

Total ReturnC,D	8.96%		6.09%	14.04%	14.85%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.29%	.30%	.29	%G
Expenses net of all reductions	.29	%G	.29%	.30%	.29	%G
Net investment income (loss)	3.46	%G	3.42%	3.08%	3.09	%G

Supplemental Data
Net assets, end of period (000 omitted)	$375,734		$360,229	$346,896	$152,492
Portfolio turnover rateH,I	2	%J	35%	38%	52	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

56

Financial Highlights

	Fidelity High Dividend ETF

	Six months ended January 31, 2020		Year ended July 31,		Year ended July 31,	Year ended July 31,

	(Unaudited)		2019		2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$30.12		$30.15		$26.98	$25.32

Income from Investment Operations
Net investment income (loss)B	0.67		1.23		1.09	0.85
Net realized and unrealized gain (loss)	1.95		(0.03	)C	3.21	1.57

Total from investment operations	2.62		1.20		4.30	2.42

Distributions from net investment income	(0.58)		(1.23)		(1.12)	(0.76)

Distributions from net realized gain	—		—		(0.01)	—

Total distributions	(0.58)		(1.23)		(1.13)	(0.76)

Net asset value, end of period	$32.16		$30.12		$30.15	$26.98

Total ReturnD,E	8.78%		4.16%		16.23%	9.61%

Ratios to Average Net AssetsF,G
Expense before reductions	.29	%H	.29%		.30%	.29	%H
Expenses net of fee waivers, if any	.29	%H	.29%		.30%	.29	%H
Expenses net of all reductions	.29	%H	.29%		.30%	.29	%H
Net investment income (loss)	4.30	%H	4.15%		3.80%	3.61	%H

Supplemental Data
Net assets, end of period (000 omitted)	$551,556		$362,952		$171,835	$59,350
Portfolio turnover rateI,J	2	%K	50%		53%	57	%K

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Annualized.

I	Amount does not include the portfolio activity of any underlying funds.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

57

Financial Statements – continued

Financial Highlights

	Fidelity Low Volatility Factor ETF

	Six months ended January 31, 2020		Year ended July 31,	Year ended July 31,	Year ended July 31,

	(Unaudited)		2019	2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$36.37		$32.40	$28.19	$25.31

Income from Investment Operations
Net investment income (loss)B	0.34		0.62	0.53	0.45
Net realized and unrealized gain (loss)	2.71		3.92	4.20	2.81

Total from investment operations	3.05		4.54	4.73	3.26

Distributions from net investment income	(0.30)		(0.57)	(0.52)	(0.38)

Total distributions	(0.30)		(0.57)	(0.52)	(0.38)

Net asset value, end of period	$39.12		$36.37	$32.40	$28.19

Total ReturnC,D	8.43%		14.20%	16.89%	12.94%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.29%	.30%	.29	%G
Expenses net of all reductions	.29	%G	.29%	.30%	.29	%G
Net investment income (loss)	1.79	%G	1.83%	1.73%	1.87	%G

Supplemental Data
Net assets, end of period (000 omitted)	$406,876		$245,502	$66,420	$33,833
Portfolio turnover rateH,I	13	%J	36%	31%	33	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

58

Financial Highlights

	Fidelity Momentum Factor ETF

	Six months ended January 31, 2020		Year ended July 31,	Year ended July 31,	Year ended July 31,

	(Unaudited)		2019	2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$35.80		$33.58	$28.60	$25.34

Income from Investment Operations
Net investment income (loss)B	0.24		0.40	0.36	0.36
Net realized and unrealized gain (loss)	1.90		2.22	4.97	3.19

Total from investment operations	2.14		2.62	5.33	3.55

Distributions from net investment income	(0.24)		(0.40)	(0.35)	(0.29)

Total distributions	(0.24)		(0.40)	(0.35)	(0.29)

Net asset value, end of period	$37.70		$35.80	$33.58	$28.60

Total ReturnC,D	5.97%		7.91%	18.72%	14.11%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.29%	.30%	.29	%G
Expenses net of all reductions	.29	%G	.29%	.30%	.29	%G
Net investment income (loss)	1.36	%G	1.18%	1.14%	1.50	%G

Supplemental Data
Net assets, end of period (000 omitted)	$101,780		$121,736	$95,702	$35,745
Portfolio turnover rateH,I	64	%J	133%	125%	106	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

59

Financial Statements – continued

Financial Highlights

	Fidelity Quality Factor ETF

	Six months ended January 31, 2020		Year ended July 31,	Year ended July 31,	Year ended July 31,

	(Unaudited)		2019	2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$35.28		$33.47	$29.11	$25.37

Income from Investment Operations
Net investment income (loss)B	0.30		0.58	0.53	0.45
Net realized and unrealized gain (loss)	2.44		1.77	4.38	3.62

Total from investment operations	2.74		2.35	4.91	4.07

Distributions from net investment income	(0.29)		(0.54)	(0.55)	(0.33)

Total distributions	(0.29)		(0.54)	(0.55)	(0.33)

Net asset value, end of period	$37.73		$35.28	$33.47	$29.11

Total ReturnC,D	7.82%		7.14%	16.95%	16.10%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.29%	.30%	.29	%G
Expenses net of all reductions	.29	%G	.29%	.30%	.29	%G
Net investment income (loss)	1.69	%G	1.72%	1.66%	1.84	%G

Supplemental Data
Net assets, end of period (000 omitted)	$158,485		$162,282	$65,259	$30,569
Portfolio turnover rateH,I	21	%J	29%	30%	35	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

60

Financial Highlights

	Fidelity Small-Mid Factor ETF

	Six months ended January 31, 2020	Year ended July 31,

	(Unaudited)	2019A

Selected Per-Share Data

Net asset value, beginning of period	$25.50	$24.85

Income from Investment Operations
Net investment income (loss)B	0.20	0.18
Net realized and unrealized gain (loss)	0.90	0.64

Total from investment operations	1.10	0.82

Distributions from net investment income	(0.19)	(0.17)

Total distributions	(0.19)	(0.17)

Net asset value, end of period	$26.41	$25.50

Total ReturnC,D	4.32%	3.35%

Ratios to Average Net AssetsE,F,G
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.55%	1.70%

Supplemental Data
Net assets, end of period (000 omitted)	$10,562	$7,650
Portfolio turnover rateH,I,J	25%	2%

A	For the period February 26, 2019 (commencement of operations) to July 31, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

61

Financial Statements – continued

Financial Highlights

Fidelity Stocks For Inflation ETF

Six months ended January 31, 2020A

(Unaudited)

Selected Per-Share Data

Net asset value, beginning of period	$24.94

Income from Investment Operations
Net investment income (loss)B	0.13
Net realized and unrealized gain (loss)	0.58

Total from investment operations	0.71

Distributions from net investment income	(0.11)

Total distributions	(0.11)

Net asset value, end of period	$25.54

Total ReturnC	2.86%

Ratios to Average Net AssetsD,E
Expense before reductions	.29%
Expenses net of fee waivers, if any	.29%
Expenses net of all reductions	.29%
Net investment income (loss)	2.13%

Supplemental Data
Net assets, end of period (000 omitted)	$2,554
Portfolio turnover rateF,G	2%

A	For the period November 5, 2019 (commencement of operations) to January 31, 2020.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount not annualized.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

62

Financial Highlights

	Fidelity Value Factor ETF

	Six months ended January 31, 2020		Year ended July 31,	Year ended July 31,	Year ended July 31,

	(Unaudited)		2019	2018	2017A

Selected Per-Share Data

Net asset value, beginning of period	$34.53		$33.90	$29.72	$25.37

Income from Investment Operations
Net investment income (loss)B	0.38		0.70	0.58	0.49
Net realized and unrealized gain (loss)	2.61		0.59	4.18	4.23

Total from investment operations	2.99		1.29	4.76	4.72

Distributions from net investment income	(0.34)		(0.66)	(0.58)	(0.37)

Total distributions	(0.34)		(0.66)	(0.58)	(0.37)

Net asset value, end of period	$37.18		$34.53	$33.90	$29.72

Total ReturnC,D	8.68%		3.95%	16.11%	18.65%

Ratios to Average Net AssetsE,F
Expense before reductions	.29	%G	.29%	.30%	.29	%G
Expenses net of fee waivers, if any	.29	%G	.29%	.30%	.29	%G
Expenses net of all reductions	.29	%G	.29%	.30%	.29	%G
Net investment income (loss)	2.10	%G	2.09%	1.79%	1.92	%G

Supplemental Data
Net assets, end of period (000 omitted)	$198,909		$136,403	$86,450	$38,639
Portfolio turnover rateH,I	19	%J	31%	38%	42	%J

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

63

Notes to Financial Statements

For the period ended January 31, 2020 (Unaudited)

1. Organization.

Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF, Fidelity Stocks for Inflation ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the FairValue Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

64

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2020, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSEArca for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Stocks for Inflation ETF, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, partnerships, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Dividend ETF for Rising Rates	$341,823,308	$57,885,690	$(22,695,774)	$35,189,916
Fidelity High Dividend ETF	518,668,782	59,142,057	(22,876,412)	36,265,645

65

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Low Volatility Factor ETF	$367,361,884	$42,724,223	$(2,940,317)	$39,783,906
Fidelity Momentum Factor ETF	92,255,561	11,555,574	(1,066,455)	10,489,119
Fidelity Quality Factor ETF	142,579,009	21,016,892	(4,410,924)	16,605,968
Fidelity Small-Mid Factor ETF	9,985,299	980,812	(393,584)	587,228
Fidelity Stocks for Inflation ETF	2,494,039	141,034	(83,947)	57,087
Fidelity Value Factor ETF	183,660,062	22,930,356	(5,915,578)	17,014,778

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(10,147,107)	$(978,157)	$(11,125,264)
Fidelity High Dividend ETF	(8,400,022)	(1,760,774)	(10,160,796)
Fidelity Low Volatility Factor ETF	(1,861,196)	(266,769)	(2,127,965)
Fidelity Momentum Factor ETF	(6,947,825)	—	(6,947,825)
Fidelity Quality Factor ETF	(1,964,586)	(443,213)	(2,407,799)
Fidelity Small-Mid Factor ETF	—	—	—
Fidelity Stocks for Inflation ETF	—	—	—
Fidelity Value Factor ETF	(2,755,459)	(543,616)	(3,299,075)

Certain of the Funds elected to defer to the next specified fiscal year ordinary losses recognized during the period November 1, 2018 to July 31, 2019. Loss deferrals were as follows:

Ordinary Losses
Fidelity Dividend ETF for Rising Rates	$(19,193)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds’ use of derivatives increased or decreased their exposure to the following risk:

Equity risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

66

4. Derivative Instruments – continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases	Sales
Fidelity Dividend ETF for Rising Rates	$5,981,870	$5,400,367
Fidelity High Dividend ETF	14,621,818	8,351,379
Fidelity Low Volatility Factor ETF	43,466,399	43,305,415
Fidelity Momentum Factor ETF	73,366,110	73,856,602
Fidelity Quality Factor ETF	32,591,592	32,655,280
Fidelity Small-Mid Factor ETF	2,074,190	2,031,130
Fidelity Stocks for Inflation ETF	66,647	53,223
Fidelity Value Factor ETF	32,049,074	32,250,286

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-kind Subscriptions	In-kind Redemptions
Fidelity Dividend ETF for Rising Rates	$8,582,165	$18,385,711
Fidelity High Dividend ETF	153,551,624	—
Fidelity Low Volatility Factor ETF	188,460,008	51,835,194
Fidelity Momentum Factor ETF	64,739,835	89,028,084
Fidelity Quality Factor ETF	28,077,410	42,203,048
Fidelity Small-Mid Factor ETF	2,713,368	—
Fidelity Stocks for Inflation ETF	2,479,462	—
Fidelity Value Factor ETF	83,093,181	33,184,173

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Small-Mid Factor ETF and Fidelity Stocks for Inflation ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

67

Notes to Financial Statements – continued

6. Fees and Other Transactions with Affiliates – continued

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Fidelity Dividend ETF for Rising Rates	$448	$—
Fidelity High Dividend ETF	333	—
Fidelity Low Volatility Factor ETF	412	—
Fidelity Momentum Factor ETF	48	—
Fidelity Quality Factor ETF	574	—
Fidelity Value Factor ETF	160	6

8. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:

Amount
Fidelity Dividend ETF for Rising Rates	$82
Fidelity High Dividend ETF	82
Fidelity Low Volatility Factor ETF	290
Fidelity Momentum Factor ETF	312
Fidelity Quality Factor ETF	290
Fidelity Small-Mid Factor ETF	73
Fidelity Value Factor ETF	285

9. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

68

10. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

69

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF and for the period (November 5, 2019 to January 31, 2020) for Fidelity Stocks for Inflation ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2019 to January 31, 2020).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value January 31, 2020	Expenses Paid During Period

Fidelity Dividend ETF For Rising Rates	0.29%

Actual		$1,000.00	$1,089.60	$1.52	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

Fidelity High Dividend ETF	0.29%

Actual		$1,000.00	$1,087.80	$1.52	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

Fidelity Low Volatility Factor ETF	0.29%

Actual		$1,000.00	$1,084.30	$1.52	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

Fidelity Momentum Factor ETF	0.29%

Actual		$1,000.00	$1,059.70	$1.50	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

Fidelity Quality Factor ETF	0.29%

Actual		$1,000.00	$1,078.20	$1.51	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

Fidelity Small-Mid Factor ETF	0.29%

Actual		$1,000.00	$1,043.20	$1.49	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

70

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value January 31, 2020	Expenses Paid During Period

Fidelity Stocks For Inflation ETF	0.29%

Actual		$1,000.00	$1,028.60	$0.71	B

HypotheticalC		$1,000.00	$1,011.33	$0.70	D

Fidelity Value Factor ETF	0.29%

Actual		$1,000.00	$1,086.80	$1.52	B

HypotheticalC		$1,000.00	$1,023.68	$1.48	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B

Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, Fidelity Small-Mid Factor ETF and Fidelity Value Factor ETF and multiplied by 88/366 (to reflect the period November 5, 2019 to January 31, 2020) for Fidelity Stocks for Inflation ETF.

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

71

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stocks for Inflation ETF

At its September 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. Additionally,in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered Geode’s experience in managing certain existing Fidelity factor-based ETFs, equity index and enhanced index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board noted that the fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons.

Based on its review, the Board concluded that the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stocks for Inflation ETF

72

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity’s advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that the fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results

73

Board Approval of Investment Advisory Contracts and Management Fees – continued

over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s management fee and total expense ratio. The Board further considered that it received and reviewed information regarding the fund’s management fee rate and total expense ratio compared to “mapped groups” of competitive funds in connection with the approval of the management contract and sub-advisory agreement in July 2019. The Board noted that, because the fund did not commence operations until November 2019, no new competitive management fee and expense information was considered by the Board.

Based on its review, the Board concluded that the fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds’ shareholders.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in

74

respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the Fidelity funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board’s responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity’s non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund’s Amended and Restated Contracts should be approved and the fund’s Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Factor-Based ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity’s advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR’s new form of organization and domicile. The Board also noted Fidelity’s assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

75

Board Approval of Investment Advisory Contracts and Management Fees – continued

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

76

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Fidelity Small-Mid Factor ETF). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended June 30, 2019, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Dividend ETF for Rising Rates

77

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity High Dividend ETF

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

78

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Investment Performance (for Fidelity Small-Mid Factor ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual

79

Board Approval of Investment Advisory Contracts and Management Fees – continued

arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Dividend ETF for Rising Rates

Fidelity High Dividend ETF

80

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

81

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity Quality Factor ETF

Fidelity Small-Mid Factor ETF

82

Fidelity Value Factor ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and, for each fund except Fidelity Small-Mid Factor ETF, historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the period ended June 30, 2019.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.

83

Board Approval of Investment Advisory Contracts and Management Fees – continued

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s and Geode’s various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board’s responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode’s relationship with each fund except Fidelity Small-Mid Factor ETF.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity’s non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Amended and Restated Contracts should be approved and each fund’s Advisory Contracts should be renewed.

84

[THIS PAGE INTENTIONALLY LEFT BLANK]

85

[THIS PAGE INTENTIONALLY LEFT BLANK]

86

[THIS PAGE INTENTIONALLY LEFT BLANK]

87

CPF-SANN-0320 1.9881295.103

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020